UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06161

Virtus Investment Trust

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301

(Address of principal executive offices) (Zip code)

Jennifer S. Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

One Financial Plaza

Hartford, CT 06103-2608

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: June 30

Date of reporting period: December 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

SEMIANNUAL REPORT
VIRTUS INVESTMENT TRUST

December 31, 2021
Virtus AllianzGI Emerging Markets Opportunities Fund
Virtus AllianzGI Focused Growth Fund
Virtus AllianzGI Global Small-Cap Fund
Virtus AllianzGI Health Sciences Fund
Virtus AllianzGI Income & Growth Fund
Virtus AllianzGI Mid-Cap Growth Fund
Virtus AllianzGI Small-Cap Fund
Virtus AllianzGI Technology Fund
Virtus NFJ Dividend Value Fund
Virtus NFJ International Value Fund
Virtus NFJ Large-Cap Value Fund
Virtus NFJ Mid-Cap Value Fund
Virtus NFJ Small-Cap Value Fund

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports like this one will no longer be sent by mail, unless specifically requested from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect at any time to receive not only shareholder reports but also certain other communications from the Fund electronically, or you may elect to receive paper copies of all future shareholder reports free of charge to you. If you own your shares directly with the Fund, you may make such elections by calling the Fund at 1-800-243-1574 or, with respect to requesting electronic delivery, by visiting www.virtus.com. An election made directly with the Fund will apply to all Virtus Mutual Funds in which you own shares directly. If you own your shares through a financial intermediary, please contact your financial intermediary to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.

MESSAGE TO SHAREHOLDERS
To Virtus Investment Trust Shareholders:
I am pleased to present this semiannual report, which reviews the performance of your Fund for the six months ended December 31, 2021.
During this fiscal period, markets balanced optimism about the economic reopening with concerns about the Delta and Omicron variants of COVID-19. Strong corporate profitability drove equity markets generally higher for much of the period, although higher inflation levels and the expected tapering of Federal Reserve (Fed) support weighed on investor sentiment.
For the six months ended December 31, 2021, U.S. large-capitalization stocks returned 11.67%, as measured by the S&P 500® Index, while small-cap stocks were down 2.31%, as measured by the Russell 2000® Index. Within international equities, developed markets, as measured by the MSCI EAFE® Index (net), returned 2.24%, while emerging markets, as measured by the MSCI Emerging Markets Index (net), declined 9.30%.
In fixed income markets, the yield on the 10-year Treasury rose to 1.52% on December 31, 2021, from 1.45% on June 30, 2021, as fears of rising inflation persisted. The broader U.S. fixed income market, as represented by the Bloomberg U.S. Aggregate Bond Index, was slightly positive, with a return of 0.06% for the six-month period, but non-investment grade bonds, as measured by the Bloomberg U.S. Corporate High Yield Bond Index, were up 1.60%.
Thank you for entrusting the Virtus Funds with your assets. Please call our customer service team at 800-243-1574 if you have questions about your account or require assistance. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President, Virtus Investment Trust
February 2022
Refer to the Fund Summary section for your Fund’s performance. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investing involves risk, including the risk of loss of principal invested.

VIRTUS INVESTMENT TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF July 1, 2021 TO December 31, 2021
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Investment Trust Fund (each, a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class P shares, Institutional Class shares, Class R6 shares and Administrative Class shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
		Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Annualized Expense Ratio	Expenses Paid During Period*
AllianzGI Emerging Markets Opportunities Fund
	Class A	$ 1,000.00	$ 896.00	1.29%	$ 6.16
	Class C	1,000.00	892.50	2.04	9.73
	Class P	1,000.00	897.10	1.04	4.97
	Institutional Class	1,000.00	897.50	0.94	4.50
	Class R6	1,000.00	897.80	0.89	4.26
AllianzGI Focused Growth Fund
	Class A	1,000.00	1,080.40	0.94	4.93
	Class C	1,000.00	1,076.50	1.69	8.85
	Class P	1,000.00	1,081.70	0.71	3.73
	Institutional Class	1,000.00	1,081.90	0.67	3.52
	Class R6	1,000.00	1,082.10	0.62	3.25
	Administrative Class	1,000.00	1,080.40	0.92	4.82
AllianzGI Global Small-Cap Fund
	Class A	1,000.00	1,001.30	1.55	7.82
	Class C	1,000.00	997.40	2.31	11.63
	Class P	1,000.00	1,002.80	1.31	6.61
	Institutional Class	1,000.00	1,002.80	1.28	6.46
AllianzGI Health Sciences Fund
	Class A	1,000.00	1,101.40	1.36	7.20
	Class C	1,000.00	1,096.90	2.13	11.26
	Class P	1,000.00	1,103.20	1.03	5.46
	Institutional Class	1,000.00	1,102.70	1.12	5.94
AllianzGI Income & Growth Fund
	Class A	1,000.00	1,042.20	1.12	5.77
	Class C	1,000.00	1,037.30	1.89	9.71
	Class P	1,000.00	1,043.40	0.90	4.64
	Institutional Class	1,000.00	1,043.10	0.90	4.63
AllianzGI Mid-Cap Growth Fund
	Class A	1,000.00	1,039.00	0.97	4.99
	Class C	1,000.00	1,033.60	1.72	8.82
	Class P	1,000.00	1,039.60	0.78	4.01
	Institutional Class	1,000.00	1,039.50	0.73	3.75
	Administrative Class	1,000.00	1,039.60	0.91	4.68

VIRTUS INVESTMENT TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF July 1, 2021 TO December 31, 2021
		Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Annualized Expense Ratio	Expenses Paid During Period*
AllianzGI Small-Cap Fund
	Class A	$1,000.00	$1,032.90	1.17%	$ 6.00
	Class C	1,000.00	1,028.90	1.92	9.82
	Class P	1,000.00	1,034.20	0.92	4.72
	Institutional Class	1,000.00	1,034.30	0.82	4.20
	Class R6	1,000.00	1,035.10	0.77	3.95
AllianzGI Technology Fund
	Class A	1,000.00	1,058.10	1.41	7.31
	Class C	1,000.00	1,053.90	2.17	11.23
	Class P	1,000.00	1,059.30	1.19	6.18
	Institutional Class	1,000.00	1,059.50	1.13	5.87
	Administrative Class	1,000.00	1,057.80	1.47	7.62
NFJ Dividend Value Fund
	Class A	1,000.00	1,119.50	1.00	5.34
	Class C	1,000.00	1,114.50	1.76	9.38
	Class P	1,000.00	1,121.20	0.73	3.90
	Institutional Class	1,000.00	1,121.10	0.70	3.74
	Class R6	1,000.00	1,121.70	0.64	3.42
	Administrative Class	1,000.00	1,119.40	0.91	4.86
NFJ International Value Fund
	Class A	1,000.00	987.00	1.30	6.51
	Class C	1,000.00	984.00	2.02	10.10
	Class P	1,000.00	988.80	1.00	5.01
	Institutional Class	1,000.00	988.70	0.95	4.76
	Class R6	1,000.00	989.40	0.89	4.46
	Administrative Class	1,000.00	987.40	1.20	6.01
NFJ Large-Cap Value Fund
	Class A	1,000.00	1,098.30	1.01	5.34
	Class C	1,000.00	1,094.00	1.76	9.29
	Class P	1,000.00	1,099.40	0.76	4.02
	Institutional Class	1,000.00	1,099.50	0.76	4.02
	Class R6**	1,000.00	1,022.50	0.64	1.13
	Administrative Class	1,000.00	1,098.30	1.00	5.29
NFJ Mid-Cap Value Fund
	Class A	1,000.00	1,087.50	1.00	5.26
	Class C	1,000.00	1,083.60	1.75	9.19
	Class P	1,000.00	1,088.80	0.75	3.95
	Institutional Class	1,000.00	1,089.40	0.65	3.42
	Class R6	1,000.00	1,089.70	0.60	3.16
	Administrative Class	1,000.00	1,088.10	0.90	4.74
NFJ Small-Cap Value Fund
	Class A	1,000.00	1,066.30	1.17	6.09
	Class C	1,000.00	1,062.50	1.92	9.98
	Class P	1,000.00	1,068.30	0.91	4.74
	Institutional Class	1,000.00	1,068.90	0.82	4.28
	Class R6	1,000.00	1,069.00	0.77	4.02
	Administrative Class	1,000.00	1,067.30	1.07	5.58

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (184) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
**	October 29, 2021, is the date the Class started accruing expenses. Expenses are equal to the Class’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (64) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.

VIRTUS INVESTMENT TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF July 1, 2021 TO December 31, 2021
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
		Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Annualized Expense Ratio	Expenses Paid During Period*
AllianzGI Emerging Markets Opportunities Fund
	Class A	$ 1,000.00	$ 1,018.70	1.29%	$ 6.56
	Class C	1,000.00	1,014.92	2.04	10.36
	Class P	1,000.00	1,019.96	1.04	5.30
	Institutional Class	1,000.00	1,020.47	0.94	4.79
	Class R6	1,000.00	1,020.72	0.89	4.53
AllianzGI Focused Growth Fund
	Class A	1,000.00	1,020.47	0.94	4.79
	Class C	1,000.00	1,016.69	1.69	8.59
	Class P	1,000.00	1,021.63	0.71	3.62
	Institutional Class	1,000.00	1,021.83	0.67	3.41
	Class R6	1,000.00	1,022.08	0.62	3.16
	Administrative Class	1,000.00	1,020.57	0.92	4.69
AllianzGI Global Small-Cap Fund
	Class A	1,000.00	1,017.39	1.55	7.88
	Class C	1,000.00	1,013.56	2.31	11.72
	Class P	1,000.00	1,018.60	1.31	6.67
	Institutional Class	1,000.00	1,018.75	1.28	6.51
AllianzGI Health Sciences Fund
	Class A	1,000.00	1,018.35	1.36	6.92
	Class C	1,000.00	1,014.47	2.13	10.82
	Class P	1,000.00	1,020.01	1.03	5.24
	Institutional Class	1,000.00	1,019.56	1.12	5.70
AllianzGI Income & Growth Fund
	Class A	1,000.00	1,019.56	1.12	5.70
	Class C	1,000.00	1,015.68	1.89	9.60
	Class P	1,000.00	1,020.67	0.90	4.58
	Institutional Class	1,000.00	1,020.67	0.90	4.58
AllianzGI Mid-Cap Growth Fund
	Class A	1,000.00	1,020.32	0.97	4.94
	Class C	1,000.00	1,016.53	1.72	8.74
	Class P	1,000.00	1,021.27	0.78	3.97
	Institutional Class	1,000.00	1,021.53	0.73	3.72
	Administrative Class	1,000.00	1,020.62	0.91	4.63
AllianzGI Small-Cap Fund
	Class A	1,000.00	1,019.31	1.17	5.96
	Class C	1,000.00	1,015.53	1.92	9.75
	Class P	1,000.00	1,020.57	0.92	4.69
	Institutional Class	1,000.00	1,021.07	0.82	4.18
	Class R6	1,000.00	1,021.32	0.77	3.92
AllianzGI Technology Fund
	Class A	1,000.00	1,018.10	1.41	7.17
	Class C	1,000.00	1,014.27	2.17	11.02
	Class P	1,000.00	1,019.21	1.19	6.06
	Institutional Class	1,000.00	1,019.51	1.13	5.75
	Administrative Class	1,000.00	1,017.80	1.47	7.48

VIRTUS INVESTMENT TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF July 1, 2021 TO December 31, 2021
		Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Annualized Expense Ratio	Expenses Paid During Period*
NFJ Dividend Value Fund
	Class A	$1,000.00	$1,020.16	1.00%	$ 5.09
	Class C	1,000.00	1,016.33	1.76	8.94
	Class P	1,000.00	1,021.53	0.73	3.72
	Institutional Class	1,000.00	1,021.68	0.70	3.57
	Class R6	1,000.00	1,021.98	0.64	3.26
	Administrative Class	1,000.00	1,020.62	0.91	4.63
NFJ International Value Fund
	Class A	1,000.00	1,018.65	1.30	6.61
	Class C	1,000.00	1,015.02	2.02	10.26
	Class P	1,000.00	1,020.16	1.00	5.09
	Institutional Class	1,000.00	1,020.42	0.95	4.84
	Class R6	1,000.00	1,020.72	0.89	4.53
	Administrative Class	1,000.00	1,019.16	1.20	6.11
NFJ Large-Cap Value Fund
	Class A	1,000.00	1,020.11	1.01	5.14
	Class C	1,000.00	1,016.33	1.76	8.94
	Class P	1,000.00	1,021.37	0.76	3.87
	Institutional Class	1,000.00	1,021.37	0.76	3.87
	Class R6**	1,000.00	1,007.64	0.64	1.13
	Administrative Class	1,000.00	1,020.16	1.00	5.09
NFJ Mid-Cap Value Fund
	Class A	1,000.00	1,020.16	1.00	5.09
	Class C	1,000.00	1,016.38	1.75	8.89
	Class P	1,000.00	1,021.42	0.75	3.82
	Institutional Class	1,000.00	1,021.93	0.65	3.31
	Class R6	1,000.00	1,022.18	0.60	3.06
	Administrative Class	1,000.00	1,020.67	0.90	4.58
NFJ Small-Cap Value Fund
	Class A	1,000.00	1,019.31	1.17	5.96
	Class C	1,000.00	1,015.53	1.92	9.75
	Class P	1,000.00	1,020.62	0.91	4.63
	Institutional Class	1,000.00	1,021.07	0.82	4.18
	Class R6	1,000.00	1,021.32	0.77	3.92
	Administrative Class	1,000.00	1,019.81	1.07	5.45

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (184) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
**	October 29, 2021, is the date the Class started accruing expenses. Expenses are equal to the Class’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (64) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

VIRTUS INVESTMENT TRUST
KEY INVESTMENT TERMS (Unaudited)
December 31, 2021
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Bloomberg U.S. Aggregate Bond Index
The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg U.S. Corporate High Yield Bond Index
The Bloomberg U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Federal Reserve (the “Fed”)
The Central Bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.
Gross Domestic Product (“GDP”)
The GDP represents the market value of all goods and services produced by the economy during the period measured, including personal consumption, government purchases, private inventories, paid-in construction costs, and the foreign trade balance.
Global Depositary Receipt (“GDR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by an international bank or a trust. Foreign companies use GDRs in order to make it easier for foreign investors to buy their shares.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Russell 2000® Index
The Russell 2000® is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Unit Trust
A collection of different (and usually related) shares.

VIRTUS INVESTMENT TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)
December 31, 2021
For each Fund, the following tables present asset allocations within certain sectors as a percentage of total investments as of December 31, 2021.
AllianzGI Emerging Markets Opportunities Fund
Banks	15%
Semiconductors & Semiconductor Equipment	12
Oil, Gas & Consumable Fuels	9
Insurance	8
Automobiles	6
Internet & Direct Marketing Retail	5
IT Services	4
Technology Hardware, Storage & Peripherals	4
Interactive Media & Services	4
Wireless Telecommunication Services	4
Other (includes short-term investment)	29
Total	100%
AllianzGI Focused Growth Fund
Interactive Media & Services	12%
Software	12
Technology Hardware, Storage & Peripherals	12
Semiconductors & Semiconductor Equipment	10
IT Services	9
Internet & Direct Marketing Retail	6
Automobiles	6
Pharmaceuticals	4
Hotels, Restaurants & Leisure	4
Healthcare Equipment & Supplies	3
Other	22
Total	100%

AllianzGI Global Small-Cap Fund
Machinery	7%
Semiconductors & Semiconductor Equipment	6
Banks	6
Equity Real Estate Investment	5
Commercial Services & Supplies	5
IT Services	5
Software	4
Healthcare Equipment & Supplies	4
Biotechnology	3
Chemicals	3
Other (includes short-term investment)	52
Total	100%
AllianzGI Health Sciences Fund
Pharmaceuticals	36%
Healthcare Equipment & Supplies	26
Biotechnology	17
Healthcare Providers & Services	13
Life Sciences Tools & Services	6
Personal Products	1
Electronic Equipment, Instruments & Components	1
Total	100%

AllianzGI Income & Growth Fund
Common Stocks		33%
Software	5%
Semiconductors & Semiconductor Equipment	4
Interactive Media & Services	3
All other Common Stocks	21
Corporate Bonds and Notes		31
Media	3
Oil, Gas & Consumable Fuels	3
Telecommunications	2
All other Corporate Bonds and Notes	23
Convertible Bonds and Notes		25
Internet	6
Software	5
Semiconductors	1
All other Convertible Bonds and Notes	13
Convertible Preferred Stocks		7
Short-Term Investment		4
Total		100%
AllianzGI Mid-Cap Growth Fund
Software	13%
Semiconductors & Semiconductor Equipment	11
Healthcare Equipment & Supplies	8
IT Services	6
Electronic Equipment, Instruments & Components	5
Electrical Equipment	5
Life Sciences Tools & Services	5
Specialty Retail	4
Textiles, Apparel & Luxury Goods	4
Hotels, Restaurants & Leisure	3
Other (includes short-term investment)	36
Total	100%

VIRTUS INVESTMENT TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited) (Continued)
December 31, 2021
AllianzGI Small-Cap Fund
Biotechnology	6%
Banks	6
Semiconductors & Semiconductor Equipment	5
Healthcare Equipment & Supplies	4
Capital Markets	4
Equity Real Estate Investment	4
Food Products	4
Oil, Gas & Consumable Fuels	3
Trading Companies & Distributors	3
Specialty Retail	3
Other (includes short-term investment)	58
Total	100%
AllianzGI Technology Fund
Software	29%
Semiconductors & Semiconductor Equipment	26
IT Services	11
Interactive Media & Services	10
Technology Hardware, Storage & Peripherals	9
Internet & Direct Marketing Retail	2
Hotels, Restaurants & Leisure	2
Automobiles	1
Auto Components	1
Road & Rail	1
Other (includes short-term investment and written options)	8
Total	100%

NFJ Dividend Value Fund
Financials	18%
Information Technology	14
Health Care	13
Real Estate	11
Industrials	11
Consumer Discretionary	10
Utilities	7
Other (includes short-term investment)	16
Total	100%
NFJ International Value Fund
Information Technology	25%
Financials	23
Real Estate	10
Industrials	8
Consumer Discretionary	6
Materials	6
Energy	6
Other (includes short-term investment)	16
Total	100%

NFJ Large-Cap Value Fund
Financials	19%
Industrials	17
Health Care	14
Information Technology	12
Consumer Discretionary	9
Materials	6
Utilities	5
Other (includes short-term investment)	18
Total	100%
NFJ Mid-Cap Value Fund
Industrials	17%
Financials	16
Information Technology	13
Consumer Discretionary	13
Utilities	9
Health Care	9
Materials	6
Other (includes short-term investment)	17
Total	100%

NFJ Small-Cap Value Fund
Financials	30%
Industrials	17
Consumer Discretionary	12
Information Technology	10
Utilities	8
Materials	6
Health Care	4
Other (includes short-term investment)	13
Total	100%

AllianzGI Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—97.3%
Brazil—1.8%
JBS S.A.	524,300	$ 3,572
Vale S.A.	116,000	1,624
		5,196

China—31.8%
Alibaba Group Holding Ltd.(1)	315,400	4,809
BYD Co., Ltd.	106,000	3,624
China Construction Bank Corp. Class H	3,474,000	2,406
China Life Insurance Co., Ltd. Class H	1,162,000	1,925
China Merchants Bank Co., Ltd. Class H	1,122,000	8,713
China Petroleum & Chemical Corp. Class H	3,294,000	1,533
China Railway Group Ltd.	1,624,000	858
China Railway Group Ltd. Class A	966,500	878
China Yangtze Power Co., Ltd. Class A	866,800	3,087
Contemporary Amperex Technology Co., Ltd. Class A	45,100	4,161
ENN Natural Gas Co., Ltd. Class A	2,030,300	5,849
Guangzhou Tinci Materials Technology Co., Ltd. Class A	69,700	1,254
JD.com, Inc. Class A(1)	135,500	4,761
Lenovo Group Ltd.	3,078,000	3,537
Li Ning Co., Ltd.	345,000	3,776
Meituan Class B(1)	117,800	3,405
NetEase, Inc.	142,800	2,884
NIO, Inc. ADR(1)	40,203	1,274
PetroChina Co., Ltd. Class H	9,782,000	4,353
Postal Savings Bank of China Co., Ltd. Class H	4,725,000	3,315
SG Micro Corp. Class A	21,800	1,057
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	118,080	1,109
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	27,792	1,377
Sinotrans Ltd. Class A	3,575,770	2,514
Tencent Holdings Ltd.	193,500	11,336
Wuxi Biologics Cayman, Inc.(1)	111,000	1,317
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	1,015,400	2,624
Zhejiang Weixing New Building Materials Co., Ltd. Class A	899,100	3,431
		91,167

	Shares	Value

Hong Kong—0.8%
BOC Hong Kong Holdings Ltd.	705,000	$ 2,310
Hungary—0.3%
MOL Hungarian Oil & Gas plc	103,814	806
India—10.2%
Ambuja Cements Ltd.	435,760	2,213
Divi’s Laboratories Ltd.	38,040	2,394
Eicher Motors Ltd.	41,757	1,456
HCL Technologies Ltd.	111,070	1,971
HDFC Bank Ltd. ADR	89,678	5,835
Infosys Ltd.	180,143	4,575
Marico Ltd.	186,189	1,284
Reliance Industries Ltd.	42,438	1,352
State Bank of India	220,012	1,363
Tata Consultancy Services Ltd.	30,881	1,553
Tech Mahindra Ltd.	165,694	3,991
UPL Ltd.	129,600	1,303
		29,290

Indonesia—0.3%
Bank Central Asia Tbk PT	1,835,600	940
Mexico—1.7%
America Movil SAB de CV Series L	4,489,700	4,754
Russia—6.8%
Gazprom PJSC	1,966,262	9,040
LUKOIL PJSC Sponsored ADR	83,872	7,507
Sberbank of Russia PJSC Sponsored ADR	110,772	1,778
Severstal PAO GDR	56,986	1,227
		19,552

South Africa—5.1%
Absa Group Ltd.	365,746	3,501
FirstRand Ltd.	962,137	3,671
Gold Fields Ltd. Sponsored ADR	110,606	1,216
MTN Group Ltd.(1)	594,243	6,366
		14,754

South Korea—14.1%
CJ CheilJedang Corp.	4,641	1,513
Hana Financial Group, Inc.	206,727	7,313
KB Financial Group, Inc.	30,028	1,389
Kia Corp.	139,260	9,630
Kolon Industries, Inc.(1)	12,900	769
Korea Gas Corp.(1)	70,338	2,313
LG Display Co. Ltd.(1)	155,867	3,225
LG Innotek Co., Ltd.	4,659	1,427
POSCO	6,075	1,403
Samsung Electronics Co., Ltd.	98,384	6,480
	Shares	Value

South Korea—continued
SK Hynix, Inc.(1)	46,185	$ 5,090
		40,552

Taiwan—20.9%
Asustek Computer, Inc.	116,000	1,577
Cathay Financial Holding Co., Ltd.	4,005,000	9,047
ChipMOS Technologies, Inc.	767,000	1,347
CTBC Financial Holding Co., Ltd.	5,312,000	4,982
Formosa Plastics Corp.	427,000	1,605
Fubon Financial Holding Co., Ltd.	3,762,600	10,377
Hon Hai Precision Industry Co., Ltd.	926,000	3,481
Taiwan Semiconductor Manufacturing Co., Ltd.	1,125,000	25,007
United Microelectronics Corp.	1,034,000	2,429
		59,852

Turkey—0.4%
Arcelik AS	339,643	1,243
United States—3.1%
Axalta Coating Systems Ltd. (1)	95,951	3,178
Freeport-McMoRan, Inc.	86,554	3,612
Mosaic Co. (The)	52,133	2,048
		8,838

Total Common Stocks (Identified Cost $233,975)		279,254

Total Long-Term Investments—97.3% (Identified Cost $233,975)		279,254

Short-Term Investment—2.5%
Money Market Mutual Fund—2.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	7,095,861	7,096
Total Short-Term Investment (Identified Cost $7,096)		7,096

TOTAL INVESTMENTS—99.8% (Identified Cost $241,071)		$286,350
Other assets and liabilities, net—0.2%		610
NET ASSETS—100.0%		$286,960
See Notes to Financial Statements

AllianzGI Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Country Weightings†
China	32%
Taiwan	21
South Korea	14
India	10
Russia	7
United States	6
South Africa	5
Other	5
Total	100%
† % of total investments as of December 31, 2021.
The following table summarizes the market value of the Fund’s investments as of December 31, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$279,254	$279,254
Money Market Mutual Fund	7,096	7,096
Total Investments	$286,350	$286,350
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2021.
There were no transfers into or out of Level 3 related to securities held at December 31, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

AllianzGI Focused Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—100.0%
Air Freight & Logistics—2.5%
GXO Logistics, Inc.(1)	221,470	$ 20,116
XPO Logistics, Inc.(1)	209,415	16,215
		36,331

Automobiles—5.5%
Tesla, Inc.(1)	75,165	79,433
Biotechnology—2.9%
Horizon Therapeutics plc(1)	248,775	26,808
Natera, Inc.(1)	164,675	15,379
		42,187

Capital Markets—2.9%
Morgan Stanley	428,610	42,072
Electrical Equipment—1.4%
Plug Power, Inc.(1)	717,370	20,251
Entertainment—1.3%
Walt Disney Co. (The)(1)	124,700	19,315
Healthcare Equipment & Supplies—3.3%
Align Technology, Inc.(1)	42,225	27,750
Cooper Cos., Inc. (The)	47,535	19,914
		47,664

Hotels, Restaurants & Leisure—3.7%
Airbnb, Inc. Class A(1)	85,420	14,222
Caesars Entertainment, Inc.(1)	187,475	17,534
Chipotle Mexican Grill, Inc. Class A(1)	12,375	21,635
		53,391

Interactive Media & Services—12.4%
Alphabet, Inc. Class A(1)	30,260	87,664
Meta Platforms, Inc. Class A(1)	207,975	69,952
Pinterest, Inc. Class A(1)	279,275	10,152
	Shares	Value

Interactive Media & Services—continued
ZoomInfo Technologies, Inc. Class A(1)	170,260	$ 10,931
		178,699

Internet & Direct Marketing Retail—6.3%
Amazon.com, Inc.(1)	27,412	91,401
IT Services—9.1%
EPAM Systems, Inc.(1)	54,895	36,695
Mastercard, Inc. Class A	162,870	58,522
PayPal Holdings, Inc.(1)	130,040	24,523
Twilio, Inc. Class A(1)	42,710	11,247
		130,987

Life Sciences Tools & Services—2.2%
Avantor, Inc.(1)	737,930	31,096
Machinery—1.9%
Deere & Co.	80,465	27,591
Multiline Retail—1.5%
Dollar General Corp.	92,975	21,926
Personal Products—1.5%
Estee Lauder Cos., Inc. (The) Class A	57,235	21,189
Pharmaceuticals—4.3%
Eli Lilly & Co.	129,575	35,791
Zoetis, Inc. Class A	107,535	26,242
		62,033

Semiconductors & Semiconductor Equipment—10.0%
Lam Research Corp.	55,750	40,093
Microchip Technology, Inc.	209,710	18,257
NVIDIA Corp.	240,440	70,716
Skyworks Solutions, Inc.	97,240	15,086
		144,152

Software—12.1%
Crowdstrike Holdings, Inc. Class A(1)	101,080	20,696
	Shares	Value

Software—continued
Microsoft Corp.	459,780	$ 154,633
		175,329

Specialty Retail—1.2%
RH (1)	32,565	17,453
Technology Hardware, Storage & Peripherals—11.8%
Apple, Inc.	956,400	169,828
Textiles, Apparel & Luxury Goods—2.2%
NIKE, Inc. Class B	192,520	32,087
Total Common Stocks (Identified Cost $701,370)		1,444,415

Total Long-Term Investments—100.0% (Identified Cost $701,370)		1,444,415

Short-Term Investment—0.1%
Money Market Mutual Fund—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	1,685,044	1,685
Total Short-Term Investment (Identified Cost $1,685)		1,685

TOTAL INVESTMENTS—100.1% (Identified Cost $703,055)		$1,446,100
Other assets and liabilities, net—(0.1)%		(1,686)
NET ASSETS—100.0%		$1,444,414

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
See Notes to Financial Statements

AllianzGI Focused Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,444,415	$1,444,415
Money Market Mutual Fund	1,685	1,685
Total Investments	$1,446,100	$1,446,100
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2021.
There were no transfers into or out of Level 3 related to securities held at December 31, 2021.
See Notes to Financial Statements

AllianzGI Global Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
($ reported in thousands)
	Shares	Value
Preferred Stock—0.6%
Germany—0.6%
Jungheinrich AG, 1.140%	11,210	$ 573
Total Preferred Stock (Identified Cost $273)		573

Common Stocks—98.1%
Australia—1.7%
ALS Ltd.	30,069	286
Ansell Ltd.	11,151	256
Bapcor Ltd.	56,190	287
IGO Ltd.	11,707	98
Nick Scali Ltd.	26,784	299
PolyNovo Ltd.(1)	43,702	48
Pro Medicus Ltd.	1,397	63
Star Entertainment Group Ltd. (The)(1)	54,596	146
		1,483

Austria—0.7%
Wienerberger AG	17,097	630
Canada—0.6%
Masonite International Corp.(1)	4,641	547
Cayman Islands—1.2%
Alchip Technologies Ltd.	13,000	479
Ichor Holdings Ltd.(1)	12,118	558
		1,037

China—0.2%
Chervon Holdings Ltd.(1)	9,400	70
MINISO Group Holding Ltd. ADR	13,003	134
Shanghai MicroPort MedBot Group Co. Ltd.(1)	1,000	8
		212

Denmark—0.8%
Ambu A/S Class B	11,758	311
SimCorp A/S	3,970	435
		746

Finland—1.2%
Huhtamaki Oyj	11,127	493
Kojamo Oyj	23,486	568
		1,061

France—3.6%
APERAM S.A.	10,497	570
Elis S.A.(1)	34,051	590
Nexity S.A.	8,857	417
SCOR SE	14,863	464
SOITEC (1)	2,450	600
SPIE S.A.	22,030	570
		3,211

Germany—3.1%
Bechtle AG	8,312	596
	Shares	Value

Germany—continued
CANCOM SE	9,276	$ 625
Deutsche Pfandbriefbank AG	10,347	125
Evotec SE(1)	13,661	661
Jenoptik AG	10,796	456
Scout24 SE	4,946	346
		2,809

Hong Kong—1.0%
LK Technology Holdings Ltd.	132,500	272
Tam Jai International Co., Ltd.(1)	218,000	93
Techtronic Industries Co., Ltd.	9,000	179
VTech Holdings Ltd.	41,600	326
		870

Ireland—0.7%
Grafton Group plc - UTS	36,431	608
Italy—0.7%
ERG SpA	18,483	598
Japan—10.5%
Asahi Intecc Co. Ltd.	14,900	320
Calbee, Inc.	6,200	144
Dai Nippon Printing Co. Ltd.	18,400	463
Ferrotec Holdings Corp.	4,300	158
Fuji Electric Co. Ltd.	12,100	661
Hitachi Zosen Corp.	32,300	224
Industrial & Infrastructure Fund Investment Corp. Class A	303	585
Internet Initiative Japan, Inc.	7,000	289
Jeol Ltd.	7,800	623
Mitsubishi HC Capital, Inc.	101,100	500
Nagoya Railroad Co. Ltd.(1)	14,800	225
Nikon Corp.	17,300	187
Nippon Shinyaku Co. Ltd.	3,400	237
NOF Corp.	8,700	439
PALTAC Corp.	8,900	366
Shimamura Co. Ltd.	3,900	328
Ship Healthcare Holdings, Inc.	13,500	315
Sojitz Corp.	27,640	415
T&D Holdings, Inc.	43,800	561
TechMatrix Corp.	31,100	515
Tess Holdings Co., Ltd.	16,600	297
Tokai Carbon Co. Ltd.	34,700	364
Tokyu Fudosan Holdings Corp.	94,300	527
ValueCommerce Co. Ltd.	8,200	319
Zeon Corp.	30,100	347
		9,409

Netherlands—1.1%
ASM International N.V.	1,103	488
ASR Nederland N.V.	10,410	480
		968

New Zealand—0.1%
Eroad Ltd.(1)	32,083	112
Norway—1.2%
Elkem ASA(1)	133,863	453
	Shares	Value

Norway—continued
Storebrand ASA	64,206	$ 646
		1,099

South Korea—0.5%
Koh Young Technology, Inc.	20,510	409
Sweden—1.2%
AAK AB	24,040	520
Elekta AB Class B	40,330	511
		1,031

Switzerland—2.6%
Bystronic AG	442	622
Georg Fischer AG	441	670
Interroll Holding AG	141	635
Zur Rose Group AG(1)	1,687	436
		2,363

Taiwan—2.1%
Advanced Wireless Semiconductor Co.	10,000	51
ASMedia Technology, Inc.	11,000	724
Kinsus Interconnect Technology Corp.	14,000	118
Unimicron Technology Corp.	112,000	935
		1,828

Thailand—0.2%
Asiasoft Corp. PCL	199,800	135
United Kingdom—5.5%
ASOS plc(1)	8,475	274
Auto Trader Group plc	54,268	544
Genus plc	9,341	624
HomeServe plc	28,959	343
Howden Joinery Group plc	52,488	640
Intermediate Capital Group plc	22,359	664
Moneysupermarket.com Group plc	133,100	389
Rotork plc	74,122	359
Spectris plc	12,381	613
Wizz Air Holdings plc(1)	7,800	442
		4,892

United States—54.9%
AGCO Corp.	4,074	473
American States Water Co.	14,129	1,461
API Group Corp.(1)	39,709	1,023
Arena Pharmaceuticals, Inc.(1)	4,122	383
Axon Enterprise, Inc.(1)	3,175	498
BellRing Brands, Inc. Class A(1)	23,963	684
Camping World Holdings, Inc. Class A	13,486	545
Casella Waste Systems, Inc. Class A(1)	11,976	1,023
ChampionX Corp.(1)	26,095	527
Chart Industries, Inc.(1)	5,209	831
Chemours Co. (The)	8,815	296
Clean Harbors, Inc.(1)	11,323	1,130
CONMED Corp.	3,991	566
See Notes to Financial Statements

AllianzGI Global Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Shares	Value

United States—continued
Coty, Inc. Class A(1)	94,624	$ 994
Diamondback Energy, Inc.	9,231	996
DigitalOcean Holdings, Inc.(1)	3,941	317
Dolby Laboratories, Inc. Class A	4,517	430
First Industrial Realty Trust, Inc.	12,538	830
Graphic Packaging Holding Co.	42,568	830
Hawaiian Electric Industries, Inc.	12,360	513
Hecla Mining Co.	45,796	239
Houghton Mifflin Harcourt Co.(1)	25,461	410
Huntsman Corp.	20,110	701
Hyatt Hotels Corp. Class A(1)	2,784	267
ICF International, Inc.	13,448	1,379
II-VI, Inc.(1)	4,958	339
Intellia Therapeutics, Inc.(1)	1,899	224
ITT, Inc.	13,134	1,342
Kilroy Realty Corp.	14,296	950
Legend Biotech Corp. ADR(1)	4,134	193
LendingClub Corp.(1)	17,597	425
Lindblad Expeditions Holdings, Inc.(1)	46,348	723
LPL Financial Holdings, Inc.	8,063	1,291
Marathon Digital Holdings, Inc.(1)	2,903	95
Materion Corp.	10,362	953
Matson, Inc.	14,869	1,339
MaxLinear, Inc.(1)	17,858	1,346
MP Materials Corp.(1)	7,275	330
NanoString Technologies, Inc.(1)	5,516	233
Natera, Inc.(1)	8,695	812
National Vision Holdings, Inc.(1)	7,931	381
Paylocity Holding Corp.(1)	1,703	402
Pebblebrook Hotel Trust	35,539	795
Perficient, Inc.(1)	6,836	884
Pinnacle Financial Partners, Inc.	13,177	1,258
Planet Fitness, Inc. Class A(1)	13,166	1,193
	Shares	Value

United States—continued
Popular, Inc.	14,043	$ 1,152
Ranpak Holdings Corp.(1)	21,490	808
RH (1)	1,002	537
Saia, Inc.(1)	2,593	874
Silvergate Capital Corp. Class A(1)	2,090	310
Smartsheet, Inc. Class A(1)	13,213	1,023
Summit Materials, Inc. Class A(1)	21,889	879
SunPower Corp.(1)	11,514	240
Switch, Inc. Class A	38,602	1,106
Syneos Health, Inc. Class A(1)	8,988	923
Tenet Healthcare Corp.(1)	14,925	1,219
Terreno Realty Corp.	17,532	1,495
TG Therapeutics, Inc.(1)	4,296	82
Turning Point Therapeutics, Inc.(1)	2,211	105
Varonis Systems, Inc.(1)	9,844	480
Webster Financial Corp.	19,815	1,106
Western Alliance Bancorp	10,639	1,145
WideOpenWest, Inc.(1)	66,215	1,425
Workiva, Inc. Class A(1)	3,665	478
YETI Holdings, Inc.(1)	6,818	565
Zynga, Inc. Class A(1)	33,573	215
		49,021

Virgin Islands (British)—2.7%
Biohaven Pharmaceutical Holding Co. Ltd.(1)	3,246	447
Capri Holdings Ltd.(1)	21,210	1,377
Establishment Labs Holdings, Inc.(1)	8,849	598
		2,422

Total Common Stocks (Identified Cost $67,396)		87,501

Total Long-Term Investments—98.7% (Identified Cost $67,669)		88,074

	Shares	Value

Short-Term Investment—0.8%
Money Market Mutual Fund—0.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	676,718	$ 677
Total Short-Term Investment (Identified Cost $677)		677

TOTAL INVESTMENTS—99.5% (Identified Cost $68,346)		$88,751
Other assets and liabilities, net—0.5%		490
NET ASSETS—100.0%		$89,241

Abbreviations:
ADR	American Depositary Receipt
UTS	Unit Trust Shares

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	56%
Japan	10
United Kingdom	5
Germany	4
France	4
Virgin Islands (British)	3
Switzerland	3
Other	15
Total	100%
† % of total investments as of December 31, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

AllianzGI Global Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$87,501	$87,501
Preferred Stock	573	573
Money Market Mutual Fund	677	677
Total Investments	$88,751	$88,751
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2021.
There were no transfers into or out of Level 3 related to securities held at December 31, 2021.
See Notes to Financial Statements

AllianzGI Health Sciences Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—98.9%
Biotechnology—16.5%
AbbVie, Inc.	69,110	$ 9,357
Alnylam Pharmaceuticals, Inc.(1)	1,925	326
Arena Pharmaceuticals, Inc.(1)	5,830	542
Argenx SE ADR(1)	2,680	938
Ascendis Pharma A.S. ADR(1)	5,465	735
Avita Medical, Inc.(1)	46,575	558
Biogen, Inc.(1)	2,020	485
Biohaven Pharmaceutical Holding Co. Ltd.(1)	2,655	366
BioNTech SE ADR(1)	1,550	400
Blueprint Medicines Corp.(1)	6,485	695
Cytokinetics, Inc.(1)	15,180	692
Deciphera Pharmaceuticals, Inc.(1)	1	— (2)
Gilead Sciences, Inc.	27,055	1,964
Heron Therapeutics, Inc.(1)	39,735	363
Horizon Therapeutics plc(1)	72,965	7,863
Moderna, Inc.(1)	7,260	1,844
Natera, Inc.(1)	46,015	4,297
Neurocrine Biosciences, Inc.(1)	7,095	604
Protagonist Therapeutics, Inc.(1)	12,445	426
TG Therapeutics, Inc.(1)	21,100	401
Vertex Pharmaceuticals, Inc.(1)	4,900	1,076
		33,932

Electronic Equipment, Instruments & Components—0.7%
908 Devices, Inc.(1)	53,265	1,378
Healthcare Equipment & Supplies—25.8%
Abbott Laboratories	19,305	2,717
Alcon, Inc.	44,355	3,864
Align Technology, Inc.(1)	8,195	5,386
Axonics, Inc.(1)	17,870	1,001
Boston Scientific Corp.(1)	128,055	5,440
CONMED Corp.	13,260	1,880
Cooper Cos., Inc. (The)	11,040	4,625
Dexcom, Inc.(1)	2,500	1,342
Envista Holdings Corp.(1)	80,350	3,621
Establishment Labs Holdings, Inc.(1)	25,455	1,720
Hologic, Inc.(1)	48,090	3,682
IDEXX Laboratories, Inc.(1)	6,280	4,135
Inari Medical, Inc.(1)	19,000	1,734
Novocure Ltd.(1)	5,420	407
Quotient Ltd.(1)	480,734	1,245
Stryker Corp.	25,840	6,910
Teleflex, Inc.	10,390	3,413
		53,122

	Shares	Value

Healthcare Providers & Services—13.3%
Centene Corp.(1)	81,860	$ 6,745
CVS Health Corp.	42,810	4,416
Humana, Inc.	11,520	5,344
Tenet Healthcare Corp.(1)	64,955	5,306
UnitedHealth Group, Inc.	11,166	5,607
		27,418

Life Sciences Tools & Services—5.6%
Avantor, Inc.(1)	184,005	7,754
ICON plc ADR(1)	3,575	1,107
Syneos Health, Inc. Class A(1)	26,455	2,716
		11,577

Personal Products—0.7%
Beauty Health Co. (The)(1)	60,945	1,472
Pharmaceuticals—36.3%
Alpha Teknova, Inc.(1)	53,007	1,086
AstraZeneca plc Sponsored ADR	201,485	11,736
Bristol-Myers Squibb Co.	82,650	5,153
Catalent, Inc.(1)	36,650	4,692
Daiichi Sankyo Co., Ltd.	55,400	1,409
Eli Lilly & Co.	38,310	10,582
Merck & Co., Inc.	21,955	1,683
Novartis AG Sponsored ADR	76,968	6,732
Novo Nordisk A.S. Sponsored ADR	30,305	3,394
Pfizer, Inc.	196,814	11,622
Roche Holding AG Sponsored ADR	229,610	11,869
Zoetis, Inc. Class A	19,030	4,644
		74,602

Total Common Stocks (Identified Cost $172,815)		203,501

Rights—0.0%
Pharmaceuticals—0.0%
Elanco Animal Health, Inc.(1)(3)	38,000	—
Total Rights (Identified Cost $1)		—

Total Long-Term Investments—98.9% (Identified Cost $172,816)		203,501

	Shares	Value

Short-Term Investment—0.3%
Money Market Mutual Fund—0.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(4)	560,579	$ 561
Total Short-Term Investment (Identified Cost $561)		561

TOTAL INVESTMENTS—99.2% (Identified Cost $173,377)		$204,062
Other assets and liabilities, net—0.8%		1,722
NET ASSETS—100.0%		$205,784

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Amount is less than $500.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	74%
Switzerland	11
United Kingdom	6
Ireland	4
Denmark	2
Virgin Islands (British)	1
Jersey	1
Other	1
Total	100%
† % of total investments as of December 31, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

AllianzGI Health Sciences Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2021	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$203,501	$203,501	$—
Rights	—	—	— (1)
Money Market Mutual Fund	561	561	—
Total Investments	$204,062	$204,062	$— (1)

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no securities valued using significant observable inputs (Level 2) at December 31, 2021.
There were no transfers into or out of Level 3 related to securities held at December 31, 2021.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended December 31, 2021.
See Notes to Financial Statements

AllianzGI Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—31.1%
Advertising—0.2%
Clear Channel Outdoor Holdings, Inc.
144A 7.750%, 4/15/28(1)	$ 5,410	$ 5,789
144A 7.500%, 6/1/29(1)	8,020	8,561
		14,350

Aerospace & Defense—0.5%
TransDigm, Inc.
6.375%, 6/15/26	9,675	9,941
5.500%, 11/15/27	15,130	15,584
Triumph Group, Inc.
144A 8.875%, 6/1/24(1)	6,996	7,630
144A 6.250%, 9/15/24(1)	7,135	7,180
		40,335

Airlines—0.6%
American Airlines, Inc. 144A 5.750%, 4/20/29(1)	16,270	17,388
Delta Air Lines, Inc. 7.375%, 1/15/26	12,455	14,663
Hawaiian Brand Intellectual Property Ltd. 144A 5.750%, 1/20/26(1)	9,295	9,725
		41,776

Auto Components—0.9%
American Axle & Manufacturing, Inc.
6.500%, 4/1/27	6,070	6,305
5.000%, 10/1/29	7,700	7,553
Clarios Global LP 144A 8.500%, 5/15/27(1)	14,895	15,789
Goodyear Tire & Rubber Co. (The)
5.250%, 4/30/31	10,290	11,185
144A 5.250%, 7/15/31(1)	11,515	12,502
Tenneco, Inc.
5.000%, 7/15/26	11,565	11,117
144A 7.875%, 1/15/29(1)	5,180	5,594
		70,045

Auto Manufacturers—0.8%
Ford Motor Co.
9.000%, 4/22/25	12,345	15,093
9.625%, 4/22/30	3,410	4,991
7.450%, 7/16/31	9,690	13,122
	Par Value	Value

Auto Manufacturers—continued
Ford Motor Credit Co. LLC
5.125%, 6/16/25	$ 4,465	$ 4,856
5.113%, 5/3/29	5,840	6,636
4.000%, 11/13/30	11,555	12,431
		57,129

Building Materials—0.7%
Builders FirstSource, Inc.
144A 5.000%, 3/1/30(1)	7,030	7,542
144A 4.250%, 2/1/32(1)	10,405	10,771
Griffon Corp. 5.750%, 3/1/28	10,605	11,017
Koppers, Inc. 144A 6.000%, 2/15/25(1)	10,200	10,379
Summit Materials LLC 144A 5.250%, 1/15/29(1)	12,470	13,061
		52,770

Chemicals—0.5%
Chemours Co. (The) 144A 4.625%, 11/15/29(1)	13,120	13,018
Tronox, Inc. 144A 4.625%, 3/15/29(1)	10,895	10,881
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)	11,740	12,019
		35,918

Commercial Services—1.2%
ADT Security Corp. (The) 144A 4.125%, 8/1/29(1)	15,425	15,194
Avis Budget Car Rental LLC
144A 5.750%, 7/15/27(1)	8,575	8,897
144A 5.375%, 3/1/29(1)	5,680	5,991
Block, Inc. 144A 3.500%, 6/1/31(1)	4,175	4,279
Deluxe Corp. 144A 8.000%, 6/1/29(1)	5,540	5,789
Herc Holdings, Inc. 144A 5.500%, 7/15/27(1)	10,975	11,414
Hertz Corp. (The) 144A 5.000%, 12/1/29(1)	9,095	9,103
Monitronics International 9.125%, 4/1/49(2)	6,450	—
	Par Value	Value

Commercial Services—continued
NESCO Holdings II, Inc. 144A 5.500%, 4/15/29(1)	$ 12,150	$ 12,545
RR Donnelley & Sons Co. 6.000%, 4/1/24	3,195	3,355
United Rentals North America, Inc. 5.250%, 1/15/30	13,445	14,554
		91,121

Computers—0.2%
Booz Allen Hamilton, Inc. 144A 4.000%, 7/1/29(1)	2,645	2,732
NCR Corp. 144A 5.125%, 4/15/29(1)	11,330	11,729
		14,461

Containers & Packaging—0.5%
Berry Global, Inc. 144A 5.625%, 7/15/27(1)	13,090	13,696
Owens-Brockway Glass Container, Inc. 144A 6.625%, 5/13/27(1)	13,260	13,989
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(1)	12,770	13,504
		41,189

Cosmetics & Personal Care—0.1%
Edgewell Personal Care Co. 144A 5.500%, 6/1/28(1)	6,105	6,480
Diversified Financial Services—1.2%
Nationstar Mortgage Holdings, Inc.
144A 5.500%, 8/15/28(1)	13,230	13,494
144A 5.750%, 11/15/31(1)	6,870	6,836
Navient Corp.
6.750%, 6/15/26	10,725	11,855
5.000%, 3/15/27	12,315	12,559
4.875%, 3/15/28	5,625	5,611
OneMain Finance Corp.
8.250%, 10/1/23	8,730	9,614
6.625%, 1/15/28	12,965	14,521
5.375%, 11/15/29	3,025	3,289
PennyMac Financial Services, Inc. 144A 4.250%, 2/15/29(1)	11,790	11,335
		89,114

See Notes to Financial Statements

AllianzGI Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Electronic Equipment, Instruments & Components—0.2%
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(1)	$ 11,985	$ 13,139
Electronics—0.1%
II-VI, Inc. 144A 5.000%, 12/15/29(1)	11,025	11,259
Engineering & Construction—0.1%
AECOM 5.125%, 3/15/27	4,625	5,038
Entertainment—1.7%
AMC Entertainment Holdings, Inc.
6.125%, 5/15/27	12,610	8,953
144A 10.500%, 4/15/25(1)	4,500	4,792
Caesars Entertainment, Inc.
144A 6.250%, 7/1/25(1)	6,430	6,749
144A 8.125%, 7/1/27(1)	15,400	17,055
144A 4.625%, 10/15/29(1)	7,095	7,095
Cedar Fair LP 5.375%, 4/15/27	11,680	11,972
International Game Technology plc
144A 4.125%, 4/15/26(1)	4,495	4,630
144A 6.250%, 1/15/27(1)	9,850	11,032
Lions Gate Capital Holdings LLC 144A 5.500%, 4/15/29(1)	10,975	11,167
Live Nation Entertainment, Inc. 144A 4.750%, 10/15/27(1)	12,910	13,265
Scientific Games International, Inc.
144A 8.625%, 7/1/25(1)	2,750	2,936
144A 8.250%, 3/15/26(1)	14,025	14,761
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(1)	12,575	12,805
		127,212

	Par Value	Value

Environmental Services—0.2%
GFL Environmental, Inc. 144A 4.750%, 6/15/29(1)	$ 14,260	$ 14,385
Equity Real Estate Investment Trusts (REITs)—0.9%
Brookfield Property REIT, Inc. 144A 4.500%, 4/1/27(1)	9,205	9,031
Iron Mountain Information Management Services, Inc. 144A 5.000%, 7/15/32(1)	5,435	5,562
Iron Mountain, Inc. 144A 5.250%, 7/15/30(1)	11,845	12,482
Park Intermediate Holdings LLC 144A 4.875%, 5/15/29(1)	9,060	9,264
SBA Communications Corp. 144A 3.125%, 2/1/29(1)	11,135	10,690
Service Properties Trust
4.350%, 10/1/24	5,700	5,586
4.500%, 3/15/25	7,825	7,621
4.375%, 2/15/30	5,355	4,927
		65,163

Food & Beverage—1.5%
Albertsons Cos., Inc. 144A 4.875%, 2/15/30(1)	10,135	10,943
Kraft Heinz Foods Co.
5.000%, 7/15/35	10,000	12,233
6.500%, 2/9/40	16,850	23,965
Performance Food Group, Inc.
144A 5.500%, 10/15/27(1)	5,605	5,850
144A 4.250%, 8/1/29(1)	10,125	10,045
Post Holdings, Inc. 144A 4.500%, 9/15/31(1)	11,345	11,260
Simmons Foods, Inc. 144A 4.625%, 3/1/29(1)	10,435	10,278
Triton Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	11,945	11,456
US Foods, Inc.
144A 6.250%, 4/15/25(1)	9,325	9,710
	Par Value	Value

Food & Beverage—continued
144A 4.750%, 2/15/29(1)	$ 5,350	$ 5,437
		111,177

Food Service—0.2%
Aramark Services, Inc. 144A 5.000%, 2/1/28(1)	11,590	11,981
Healthcare-Products—0.2%
Mozart Debt Merger Sub, Inc. 144A 5.250%, 10/1/29(1)	13,320	13,502
Healthcare-Services—1.0%
Centene Corp. 4.625%, 12/15/29	1,135	1,224
Charles River Laboratories International, Inc. 144A 4.000%, 3/15/31(1)	3,525	3,612
Community Health Systems, Inc.
144A 5.625%, 3/15/27(1)	2,870	3,037
144A 6.000%, 1/15/29(1)	3,885	4,142
Encompass Health Corp. 4.750%, 2/1/30	5,895	6,072
HCA, Inc.
5.375%, 9/1/26	2,565	2,883
5.625%, 9/1/28	10,100	11,802
ModivCare Escrow Issuer, Inc. 144A 5.000%, 10/1/29(1)	6,815	6,960
Select Medical Corp. 144A 6.250%, 8/15/26(1)	10,520	11,143
Tenet Healthcare Corp. 144A 6.125%, 10/1/28(1)	26,685	28,185
		79,060

Home Builders—0.3%
Picasso Finance Sub, Inc. 144A 6.125%, 6/15/25(1)	10,303	10,767
See Notes to Financial Statements

AllianzGI Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Home Builders—continued
Taylor Morrison Communities, Inc. 144A 5.750%, 1/15/28(1)	$ 7,925	$ 8,856
		19,623

Home Furnishings—0.1%
Tempur Sealy International, Inc. 144A 3.875%, 10/15/31(1)	4,485	4,493
Household Products/Wares—0.1%
Spectrum Brands, Inc. 144A 3.875%, 3/15/31(1)	8,430	8,325
Internet—0.6%
Endure Digital, Inc. 144A 6.000%, 2/15/29(1)	9,110	8,472
Match Group Holdings II LLC 144A 5.000%, 12/15/27(1)	8,560	8,902
Netflix, Inc. 144A 5.375%, 11/15/29(1)	5,965	7,084
Uber Technologies, Inc.
144A 8.000%, 11/1/26(1)	6,925	7,375
144A 7.500%, 9/15/27(1)	12,690	13,811
		45,644

Investment Companies—0.2%
Compass Group Diversified Holdings LLC
144A 5.250%, 4/15/29(1)	14,195	14,869
144A 5.000%, 1/15/32(1)	3,650	3,741
		18,610

Iron & Steel—0.5%
Cleveland-Cliffs, Inc.
5.875%, 6/1/27	10,950	11,402
144A 9.875%, 10/17/25(1)	3,480	3,939
144A 6.750%, 3/15/26(1)	11,470	12,144
United States Steel Corp. 6.875%, 3/1/29	12,110	13,033
		40,518

Leisure Time—0.8%
Carnival Corp.
144A 10.500%, 2/1/26(1)	7,405	8,453
144A 5.750%, 3/1/27(1)	8,455	8,455
	Par Value	Value

Leisure Time—continued
144A 6.000%, 5/1/29(1)	$ 10,775	$ 10,721
NCL Corp., Ltd. 144A 5.875%, 3/15/26(1)	14,550	14,486
Royal Caribbean Cruises Ltd.
144A 11.500%, 6/1/25(1)	4,945	5,538
144A 5.500%, 4/1/28(1)	11,030	11,157
		58,810

Lodging—0.9%
Boyd Gaming Corp.
144A 8.625%, 6/1/25(1)	4,999	5,357
144A 4.750%, 6/15/31(1)	6,045	6,166
Hilton Domestic Operating Co., Inc.
144A 4.000%, 5/1/31(1)	7,890	8,068
144A 3.625%, 2/15/32(1)	10,825	10,768
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)	2,965	3,039
MGM Resorts International
5.500%, 4/15/27	2,650	2,822
4.750%, 10/15/28	13,640	14,049
Station Casinos LLC 144A 4.625%, 12/1/31(1)	6,785	6,841
Wynn Las Vegas LLC 144A 5.500%, 3/1/25(1)	8,645	8,904
		66,014

Machinery-Construction & Mining—0.1%
Terex Corp. 144A 5.000%, 5/15/29(1)	7,100	7,295
Machinery-Diversified—0.0%
Colfax Corp. 144A 6.375%, 2/15/26(1)	3,116	3,221
Media—3.3%
CCO Holdings LLC
4.500%, 5/1/32	21,375	21,990
144A 5.375%, 6/1/29(1)	14,780	15,950
CSC Holdings LLC
144A 7.500%, 4/1/28(1)	12,490	13,396
144A 5.750%, 1/15/30(1)	16,900	16,837
144A 4.625%, 12/1/30(1)	4,300	4,069
	Par Value	Value

Media—continued
Directv Financing LLC 144A 5.875%, 8/15/27(1)	$ 15,910	$ 16,287
DISH DBS Corp.
7.375%, 7/1/28	13,135	13,299
5.125%, 6/1/29	11,740	10,683
144A 5.750%, 12/1/28(1)	9,505	9,600
Gray Escrow II, Inc. 144A 5.375%, 11/15/31(1)	5,420	5,576
Gray Television, Inc. 144A 4.750%, 10/15/30(1)	15,120	15,026
iHeartCommunications, Inc. 8.375%, 5/1/27	10,655	11,234
Nexstar Media, Inc.
144A 5.625%, 7/15/27(1)	13,405	14,130
144A 4.750%, 11/1/28(1)	5,800	5,909
Scripps Escrow II, Inc.
144A 3.875%, 1/15/29(1)	1,600	1,598
144A 5.375%, 1/15/31(1)	10,660	10,833
Sirius XM Radio, Inc.
144A 4.000%, 7/15/28(1)	8,960	9,010
144A 4.125%, 7/1/30(1)	9,665	9,665
144A 3.875%, 9/1/31(1)	9,950	9,755
TEGNA, Inc. 5.000%, 9/15/29	9,150	9,356
Virgin Media Finance plc 144A 5.000%, 7/15/30(1)	7,405	7,368
Virgin Media Secured Finance plc
144A 5.500%, 5/15/29(1)	7,590	8,014
144A 4.500%, 8/15/30(1)	9,225	9,283
		248,868

Metal Fabricate/Hardware—0.2%
Park-Ohio Industries, Inc. 6.625%, 4/15/27	12,890	12,510
Mining—0.5%
FMG Resources August 2006 Pty Ltd. 144A 4.375%, 4/1/31(1)	3,925	4,121
Freeport-McMoRan, Inc. 5.250%, 9/1/29	10,690	11,705
See Notes to Financial Statements

AllianzGI Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Mining—continued
Hudbay Minerals, Inc.
144A 4.500%, 4/1/26(1)	$ 9,720	$ 9,720
144A 6.125%, 4/1/29(1)	4,220	4,475
Joseph T Ryerson & Son, Inc. 144A 8.500%, 8/1/28(1)	7,689	8,362
		38,383

Oil, Gas & Consumable Fuels—2.8%
Antero Resources Corp.
144A 7.625%, 2/1/29(1)	8,334	9,251
144A 5.375%, 3/1/30(1)	7,740	8,274
Callon Petroleum Co.
6.125%, 10/1/24	2,530	2,492
144A 8.000%, 8/1/28(1)	13,490	13,625
CITGO Petroleum Corp. 144A 6.375%, 6/15/26(1)	8,130	8,252
CNX Resources Corp. 144A 7.250%, 3/14/27(1)	11,270	11,954
Cobalt International Energy, Inc. 7.750%, 12/1/23(2)(3)	9,216	133
Comstock Resources, Inc.
144A 6.750%, 3/1/29(1)	10,695	11,600
144A 5.875%, 1/15/30(1)	8,595	8,810
EQT Corp.
7.500%, 2/1/30	4,070	5,230
144A 3.625%, 5/15/31(1)	5,015	5,203
Mesquite Energy, Inc. 0.000%, 1/15/23(3)	6,240	203
Occidental Petroleum Corp.
5.875%, 9/1/25	9,390	10,353
5.550%, 3/15/26	4,140	4,609
8.875%, 7/15/30	4,600	6,204
6.625%, 9/1/30	12,355	15,289
PDC Energy, Inc. 5.750%, 5/15/26	12,335	12,747
SM Energy Co.
6.625%, 1/15/27	7,980	8,219
6.500%, 7/15/28	6,735	6,971
Southwestern Energy Co.
5.375%, 3/15/30	12,525	13,420
4.750%, 2/1/32	4,720	4,971
Sunoco LP
5.875%, 3/15/28	6,830	7,223
	Par Value	Value

Oil, Gas & Consumable Fuels—continued
144A 4.500%, 4/30/30(1)	$ 7,465	$ 7,651
Transocean, Inc.
144A 7.500%, 1/15/26(1)	4,010	2,987
144A 8.000%, 2/1/27(1)	2,745	1,976
USA Compression Partners LP 6.875%, 9/1/27	12,545	13,251
Weatherford International Ltd.
144A 11.000%, 12/1/24(1)	73	75
144A 8.625%, 4/30/30(1)	7,105	7,376
		208,349

Paper & Forest Products—0.1%
Mercer International, Inc. 5.125%, 2/1/29	10,985	11,220
Pharmaceuticals—1.3%
AdaptHealth LLC 144A 4.625%, 8/1/29(1)	10,005	10,005
Bausch Health Americas, Inc. 144A 8.500%, 1/31/27(1)	12,710	13,346
Bausch Health Cos., Inc.
144A 7.250%, 5/30/29(1)	14,945	14,796
144A 5.250%, 2/15/31(1)	14,595	12,825
Horizon Therapeutics USA, Inc. 144A 5.500%, 8/1/27(1)	7,515	7,896
Jazz Securities DAC 144A 4.375%, 1/15/29(1)	17,325	17,939
Organon & Co. 144A 5.125%, 4/30/31(1)	13,995	14,620
Prestige Brands, Inc. 144A 5.125%, 1/15/28(1)	5,645	5,878
		97,305

Pipelines—1.3%
Antero Midstream Partners LP 144A 5.375%, 6/15/29(1)	9,185	9,690
Cheniere Energy Partners LP 144A 3.250%, 1/31/32(1)	3,750	3,788
Crestwood Midstream Partners LP 144A 6.000%, 2/1/29(1)	11,805	12,262
	Par Value	Value

Pipelines—continued
DCP Midstream Operating LP 5.125%, 5/15/29	$ 7,470	$ 8,441
EQM Midstream Partners LP
144A 6.500%, 7/1/27(1)	8,470	9,487
144A 4.750%, 1/15/31(1)	9,585	10,136
Hess Midstream Operations LP 144A 4.250%, 2/15/30(1)	4,055	4,025
NGL Energy Operating LLC 144A 7.500%, 2/1/26(1)	13,315	13,732
NuStar Logistics LP 6.375%, 10/1/30	9,135	10,140
Targa Resources Partners LP
6.500%, 7/15/27	7,170	7,686
6.875%, 1/15/29	10,670	11,937
		101,324

Real Estate—0.2%
Kennedy-Wilson, Inc. 5.000%, 3/1/31	12,550	12,926
Retail—1.1%
Asbury Automotive Group, Inc.
4.750%, 3/1/30	6,155	6,255
144A 4.625%, 11/15/29(1)	4,400	4,482
144A 5.000%, 2/15/32(1)	4,280	4,441
Bath & Body Works, Inc. 144A 6.625%, 10/1/30(1)	12,955	14,672
Carvana Co.
144A 5.500%, 4/15/27(1)	3,375	3,341
144A 4.875%, 9/1/29(1)	13,010	12,392
Foot Locker, Inc. 144A 4.000%, 10/1/29(1)	3,900	3,907
Gap, Inc. (The) 144A 3.875%, 10/1/31(1)	5,495	5,419
Mariposa Borrower, Inc. 8.000%, 10/15/21(2)	6,810	1,911
New Red Finance, Inc. 144A 4.000%, 10/15/30(1)	15,720	15,445
Yum! Brands, Inc. 4.625%, 1/31/32	9,655	10,260
		82,525

See Notes to Financial Statements

AllianzGI Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Semiconductors—0.2%
Amkor Technology, Inc. 144A 6.625%, 9/15/27(1)	$ 9,410	$ 9,946
Synaptics, Inc. 144A 4.000%, 6/15/29(1)	5,940	6,029
		15,975

Software—0.6%
Clarivate Science Holdings Corp.
144A 3.875%, 7/1/28(1)	6,310	6,342
144A 4.875%, 7/1/29(1)	11,325	11,485
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)	3,065	3,188
144A 6.500%, 10/15/28(1)	6,765	7,069
Elastic N.V. 144A 4.125%, 7/15/29(1)	4,215	4,170
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(1)	3,990	3,890
SS&C Technologies, Inc. 144A 5.500%, 9/30/27(1)	12,455	13,016
		49,160

Telecommunications—2.1%
Avaya, Inc. 144A 6.125%, 9/15/28(1)	10,780	11,427
CommScope Technologies LLC 144A 5.000%, 3/15/27(1)	11,030	10,313
CommScope, Inc. 144A 8.250%, 3/1/27(1)	5,495	5,647
Frontier Communications Holdings LLC
144A 5.000%, 5/1/28(1)	10,915	11,242
144A 6.000%, 1/15/30(1)	8,295	8,337
GTT Communications, Inc. 144A 7.875%, 12/31/24(1)(3)	10,045	1,205
Hughes Satellite Systems Corp. 6.625%, 8/1/26	13,080	14,640
LogMeIn, Inc. 144A 5.500%, 9/1/27(1)	12,660	12,812
Lumen Technologies, Inc.
144A 5.125%, 12/15/26(1)	12,205	12,701
144A 4.500%, 1/15/29(1)	15,690	15,180
	Par Value	Value

Telecommunications—continued
144A 5.375%, 6/15/29(1)	$ 14,075	$ 14,075
Plantronics, Inc. 144A 4.750%, 3/1/29(1)	7,485	7,139
Sprint Corp.
7.125%, 6/15/24	6,860	7,701
7.625%, 3/1/26	8,595	10,319
T-Mobile USA, Inc.
3.375%, 4/15/29	8,250	8,406
3.500%, 4/15/31	6,135	6,383
Windstream Services LLC 144A 6.375%, 8/1/23(1)(2)(3)	7,464	—
		157,527

Transportation—0.3%
Fortress Transportation & Infrastructure Investors LLC
144A 9.750%, 8/1/27(1)	12,065	13,513
144A 5.500%, 5/1/28(1)	7,450	7,592
		21,105

Total Corporate Bonds and Notes (Identified Cost $2,338,689)		2,336,334

Leveraged Loans—0.1%
Retail—0.1%
Petco Health and Wellness Co., Inc. First Lien (3 month LIBOR + 3.250%) 4.000%, 3/3/28 (4)	8,426	8,408
Total Leveraged Loans (Identified Cost $8,431)		8,408

	Shares
Convertible Preferred Stocks—6.4%
Auto Components—0.4%
Aptiv plc Series A, 5.500%	174,000	32,032
Banks—0.7%
Bank of America Corp. Series L, 7.250%(5)	13,030	18,833
Wells Fargo & Co. Series L, 7.500%(5)	24,365	36,317
		55,150

Capital Markets—0.4%
KKR & Co., Inc. Series C, 6.000%	292,185	27,217
	Shares	Value

Commercial Services & Supplies—0.2%
GFL Environmental, Inc., 6.000%	157,520	$ 13,696
Communications Equipment—0.3%
T-Mobile US 2020 Cash Mandatory Exchangeable Trust 144A, 5.250%(1)	23,055	24,040
Diversified Financial Services—0.2%
Chewy, Inc. 2020 Mandatory Exchangeable Trust 144A, 6.500%(1)	9,640	13,014
Electric Utilities—0.8%
NextEra Energy, Inc., 5.279%	448,430	25,803
NextEra Energy, Inc., 6.219%	592,930	34,336
		60,139

Electronic Components—0.1%
II-VI, Inc. Series A, 6.000%	23,240	6,577
Healthcare Equipment & Supplies—0.4%
Boston Scientific Corp. Series A, 5.500%	266,550	30,563
Life Sciences Tools & Services—1.3%
Avantor, Inc. Series A, 6.250%	226,190	29,226
Danaher Corp. Series B, 5.000%	39,720	69,040
		98,266

Machinery—0.2%
Stanley Black & Decker, Inc., 5.250%	108,840	11,884
Pharmaceuticals—0.1%
Elanco Animal Health, Inc., 5.000%	229,565	10,252
Professional Services—0.2%
Clarivate plc Series A, 5.250%	183,905	16,710
Semiconductors & Semiconductor Equipment—1.1%
Broadcom, Inc. Series A, 8.000%	37,975	78,813
Total Convertible Preferred Stocks (Identified Cost $397,719)		478,353

See Notes to Financial Statements

AllianzGI Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Shares	Value

Preferred Stocks—0.1%
Entertainment—0.1%
LiveStyle, Inc. Series B(2)(6)(7)(8)(9)	56,362	$ 5,636
SFX ENTERTAINMENT INC Series B(2)(6)	8 (10)	—
		5,636

Total Preferred Stocks (Identified Cost $13,526)		5,636

Common Stocks—33.2%
Automobiles—1.3%
Tesla, Inc.(7)	93,385	98,687
Banks—1.2%
CCF Holdings LLC(2)(7)	7,416,755	3,708
CCF Holdings LLC Class M(2)(7)	1,759,917	880
JPMorgan Chase & Co.	304,045	48,146
Wells Fargo & Co.	822,765	39,476
		92,210

Biotechnology—0.7%
AbbVie, Inc.	244,942	33,165
Horizon Therapeutics plc(7)	157,070	16,926
		50,091

Capital Markets—1.1%
Charles Schwab Corp. (The)	342,775	28,827
CME Group, Inc. Class A	85,305	19,489
S&P Global, Inc.	66,580	31,421
		79,737

Chemicals—0.6%
DuPont de Nemours, Inc.(11)	164,985	13,328
Sherwin-Williams Co. (The)	97,235	34,242
		47,570

Commercial Services & Supplies—0.0%
CENVEO Corp.(2)(8)	19,074	130
Consumer Finance—0.0%
Erickson, Inc.(2)(7)	10,866	280
Electrical Equipment—0.2%
Generac Holdings, Inc.(7)	49,720	17,497
Energy Equipment & Services—0.3%
Bristow Group, Inc.(2)	1,625,000	—
	Shares	Value

Energy Equipment & Services—continued
Schlumberger N.V.	687,365	$ 20,587
		20,587

Entertainment—0.4%
LiveStyle, Inc.(2)(6)(7)(8)(9)	202,319	— (12)
Netflix, Inc.(7)(11)	52,200	31,447
		31,447

Equity Real Estate Investment—0.4%
Crown Castle International Corp.	148,671	31,034
Food & Staples Retailing—0.6%
Costco Wholesale Corp.(11)	76,110	43,208
Healthcare Equipment & Supplies—1.6%
Abbott Laboratories	181,305	25,517
Align Technology, Inc.(7)	31,185	20,494
Dexcom, Inc.(7)	58,985	31,672
Intuitive Surgical, Inc.(7)	109,345	39,288
		116,971

Healthcare Providers & Services—0.5%
UnitedHealth Group, Inc.	79,976	40,159
Hotels, Restaurants & Leisure—1.5%
Booking Holdings, Inc.(7)	16,745	40,175
Chipotle Mexican Grill, Inc. Class A(7)	9,905	17,316
Darden Restaurants, Inc.	85,105	12,820
MGM Resorts International(11)	555,505	24,931
Starbucks Corp.	168,902	19,757
		114,999

Household Durables—0.4%
DR Horton, Inc.	295,680	32,067
Industrial Conglomerates—0.3%
Honeywell International, Inc.	98,630	20,565
Insurance—0.3%
Aon plc Class A	83,085	24,972
Interactive Media & Services—3.1%
Alphabet, Inc. Class A(7)	46,075	133,481
Match Group, Inc.(7)	45,471	6,014
Meta Platforms, Inc. Class A(7)	277,200	93,236
		232,731

Internet & Direct Marketing Retail—1.3%
Amazon.com, Inc.(7)(11)	28,320	94,429
	Shares	Value

IT Services—1.8%
Accenture plc Class A	125,320	$ 51,951
EPAM Systems, Inc.(7)	22,005	14,709
Mastercard, Inc. Class A(11)	85,280	30,643
Visa, Inc. Class A	170,485	36,946
		134,249

Life Sciences Tools & Services—1.3%
Agilent Technologies, Inc.	206,970	33,043
IQVIA Holdings, Inc.(7)	118,460	33,422
Thermo Fisher Scientific, Inc.	52,145	34,793
		101,258

Machinery—0.3%
Deere & Co.(11)	58,320	19,997
Media—0.0%
Postmedia Network Canada Corp.(2)(7)	1,018,823	937
Metals & Mining—0.1%
Freeport-McMoRan, Inc.	200,060	8,349
Multiline Retail—0.3%
Target Corp.	111,990	25,919
Oil, Gas & Consumable Fuels—0.6%
Exxon Mobil Corp.(11)	320,375	19,604
Hercules Offshore, Inc.(2)	174,935	—
Noble Corp.(7)	5,386	134
Occidental Petroleum Corp.	168,755	4,892
Riviera Resources, Inc.(2)(7)	25,527	—
Valero Energy Corp.	262,125	19,688
		44,318

Pharmaceuticals—0.9%
Eli Lilly & Co.(11)	136,840	37,798
Zoetis, Inc. Class A	110,905	27,064
		64,862

Road & Rail—0.2%
Union Pacific Corp.	50,300	12,672
Semiconductors & Semiconductor Equipment—3.9%
Advanced Micro Devices, Inc.(7)	277,405	39,919
Broadcom, Inc.	34,670	23,070
Enphase Energy, Inc.(7)	122,085	22,334
GlobalFoundries, Inc.(7)	257,435	16,726
Lam Research Corp.(11)	46,220	33,239
Marvell Technology, Inc.(11)	317,955	27,818
Micron Technology, Inc.	257,825	24,016
NVIDIA Corp.	288,200	84,763
QUALCOMM, Inc.(11)	91,055	16,651
See Notes to Financial Statements

AllianzGI Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Shares	Value

Semiconductors & Semiconductor Equipment—continued
Wolfspeed, Inc.(7)	51,673	$ 5,775
		294,311

Software—4.4%
Adobe, Inc. (7)	80,680	45,750
Atlassian Corp. plc Class A(7)	70,200	26,767
Crowdstrike Holdings, Inc. Class A(7)	99,450	20,362
Intuit, Inc.	71,320	45,874
Microsoft Corp.	398,420	133,997
salesforce.com, Inc.(7)(11)	117,765	29,928
ServiceNow, Inc.(7)(11)	47,840	31,053
		333,731

Specialty Retail—1.3%
Home Depot, Inc. (The)	189,615	78,692
TJX Cos., Inc. (The)	222,615	16,901
		95,593

Technology Hardware, Storage & Peripherals—1.8%
Apple, Inc.	743,860	132,088
Textiles, Apparel & Luxury Goods—0.5%
NIKE, Inc. Class B(11)	218,315	36,387
Quiksilver, Inc.(2)	2	— (12)
		36,387

Total Common Stocks (Identified Cost $2,135,704)		2,494,042

Warrants—0.0%
Banks—0.0%
CCF Holdings LLC(2)(7)	2,911,361	815
Media—0.0%
Affinion Group Holdings(2)(7)(8)	7,203	—
Oil, Gas & Consumable Fuels—0.0%
Nabors Industries Ltd.(7)	2,910	11
Sable Permian Resources Wts C(2)	7,241	131
		142

Total Warrants (Identified Cost $1,458)		957

	Par Value	Value
Convertible Bonds and Notes—24.4%
Airlines—0.3%
JetBlue Airways Corp. 144A 0.500%, 4/1/26(1)	$ 2,145	$ 2,000
Southwest Airlines Co. 1.250%, 5/1/25	18,060	24,074
		26,074

Auto Manufacturers—1.0%
Ford Motor Co. 144A 0.000%, 3/15/26(1)	22,870	31,460
Lucid Group, Inc. 144A 1.250%, 12/15/26(1)	3,220	3,171
NIO, Inc. 144A 0.000%, 2/1/26(1)	18,140	15,718
Tesla, Inc. 2.000%, 5/15/24	1,465	24,929
		75,278

Banks—0.3%
BofA Finance LLC 0.125%, 9/1/22	11,370	12,746
JPMorgan Chase Bank N.A. 144A 0.125%, 1/1/23(1)	8,650	8,531
		21,277

Biotechnology—0.7%
Bridgebio Pharma, Inc. 144A 2.250%, 2/1/29(1)	14,175	8,356
Guardant Health, Inc. 0.000%, 11/15/27	12,765	12,913
Halozyme Therapeutics, Inc. 144A 0.250%, 3/1/27(1)	16,420	14,624
Illumina, Inc. 0.000%, 8/15/23	1,585	1,808
Insmed, Inc. 0.750%, 6/1/28	5,665	6,138
Livongo Health, Inc. 0.875%, 6/1/25	6,900	7,864
		51,703

Commercial Services—1.1%
Affirm Holdings, Inc. 144A 0.000%, 11/15/26(1)	19,100	17,171
Block, Inc.
0.000%, 5/1/26	15,435	15,830
0.250%, 11/1/27	24,620	26,113
Shift4 Payments, Inc.
144A 0.000%, 12/15/25(1)	6,780	7,149
144A 0.500%, 8/1/27(1)	15,305	13,439
		79,702

	Par Value	Value

Computers—0.8%
Lumentum Holdings, Inc. 0.500%, 12/15/26	$ 18,445	$ 22,941
Pure Storage, Inc. 0.125%, 4/15/23	9,935	13,263
Zscaler, Inc. 0.125%, 7/1/25	10,815	23,636
		59,840

Diversified Financial Services—0.6%
Coinbase Global, Inc. 144A 0.500%, 6/1/26(1)	22,625	24,220
SoFi Technologies, Inc. 144A 0.000%, 10/15/26(1)	20,590	21,286
		45,506

Electronics—0.2%
II-VI, Inc. 0.250%, 9/1/22	7,940	11,751
Energy-Alternate Sources—0.5%
Enphase Energy, Inc.
144A 0.000%, 3/1/26(1)	9,595	9,605
144A 0.000%, 3/1/28(1)	15,190	15,669
SolarEdge Technologies, Inc. 0.000%, 9/15/25	11,355	14,392
		39,666

Entertainment—0.6%
DraftKings, Inc. 144A 0.000%, 3/15/28(1)	22,940	17,274
Live Nation Entertainment, Inc. 2.000%, 2/15/25	9,330	12,260
Vail Resorts, Inc. 0.000%, 1/1/26	11,560	12,320
		41,854

Equity Real Estate Investment Trusts (REITs)—0.2%
Pebblebrook Hotel Trust 1.750%, 12/15/26	13,165	14,497
Healthcare-Products—1.0%
Envista Holdings Corp. 2.375%, 6/1/25	7,580	16,780
Exact Sciences Corp.
0.375%, 3/15/27	7,855	7,992
0.375%, 3/1/28	3,520	3,399
Insulet Corp. 0.375%, 9/1/26	15,280	20,214
Novocure Ltd. 0.000%, 11/1/25	9,525	8,704
See Notes to Financial Statements

AllianzGI Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Healthcare-Products—continued
Omnicell, Inc. 0.250%, 9/15/25	$ 11,045	$ 20,834
		77,923

Healthcare-Services—0.5%
Anthem, Inc. 2.750%, 10/15/42	3,155	20,731
Oak Street Health, Inc. 144A 0.000%, 3/15/26(1)	16,345	13,168
		33,899

Internet—6.0%
Airbnb, Inc. 144A 0.000%, 3/15/26(1)	35,000	34,247
Booking Holdings, Inc. 0.750%, 5/1/25	14,150	20,779
Etsy, Inc.
0.125%, 9/1/27	17,205	23,081
144A 0.250%, 6/15/28(1)	18,055	21,225
Expedia Group, Inc. 144A 0.000%, 2/15/26(1)	26,445	30,425
Mandiant, Inc. 0.875%, 6/1/24	10,720	11,149
Match Group Financeco 2, Inc. 144A 0.875%, 6/15/26(1)	21,990	35,527
Okta, Inc. 0.375%, 6/15/26	18,635	22,176
Opendoor Technologies, Inc. 144A 0.250%, 8/15/26(1)	7,375	7,652
Palo Alto Networks, Inc. 0.375%, 6/1/25	31,375	59,437
Sea Ltd. 0.250%, 9/15/26	24,900	22,893
Shopify, Inc. 0.125%, 11/1/25	15,040	18,762
Snap, Inc. 144A 0.000%, 5/1/27(1)	34,370	33,237
Spotify USA, Inc. 144A 0.000%, 3/15/26(1)	17,230	15,583
Twitter, Inc. 144A 0.000%, 3/15/26(1)	25,975	23,263
Uber Technologies, Inc. 0.000%, 12/15/25	28,010	27,492
Wayfair, Inc. 0.625%, 10/1/25	24,985	22,717
Wix.com Ltd. 0.000%, 8/15/25	12,510	11,170
Zillow Group, Inc. 1.375%, 9/1/26	5,500	8,838
		449,653

Leisure Time—0.7%
NCL Corp., Ltd.
5.375%, 8/1/25	3,820	5,424
144A 1.125%, 2/15/27(1)	21,605	20,229
	Par Value	Value

Leisure Time—continued
Royal Caribbean Cruises Ltd.
4.250%, 6/15/23	$ 13,815	$ 17,580
2.875%, 11/15/23	9,510	11,203
		54,436

Machinery-Diversified—0.2%
Middleby Corp. (The) 1.000%, 9/1/25	7,720	12,338
Media—1.0%
DISH Network Corp.
0.000%, 12/15/25	13,165	13,231
3.375%, 8/15/26	14,070	13,318
Liberty Media Corp.
1.375%, 10/15/23	13,875	20,879
144A 0.500%, 12/1/50(1)	18,115	25,995
		73,423

Mining—0.2%
MP Materials Corp. 144A 0.250%, 4/1/26(1)	11,025	13,919
Oil, Gas & Consumable Fuels—0.8%
EQT Corp. 1.750%, 5/1/26	13,065	21,773
Pioneer Natural Resources Co. 0.250%, 5/15/25	20,000	35,637
Transocean, Inc. 4.000%, 12/15/25	2,642	2,444
		59,854

Pharmaceuticals—0.8%
Clovis Oncology, Inc. 1.250%, 5/1/25	4,440	3,086
Dexcom, Inc.
0.750%, 12/1/23	1,505	4,915
0.250%, 11/15/25	32,900	39,048
Jazz Investments I Ltd. 2.000%, 6/15/26	14,610	16,491
		63,540

Pipelines—0.2%
Cheniere Energy, Inc. 4.250%, 3/15/45	20,350	17,125
Real Estate—0.1%
Redfin Corp. 0.000%, 10/15/25	5,995	5,339
Retail—0.2%
Burlington Stores, Inc. 2.250%, 4/15/25	12,295	18,266
Semiconductors—1.1%
MACOM Technology Solutions Holdings, Inc. 144A 0.250%, 3/15/26(1)	5,025	5,882
	Par Value	Value

Semiconductors—continued
Microchip Technology, Inc. 0.125%, 11/15/24	$ 38,134	$ 47,191
ON Semiconductor Corp. 144A 0.000%, 5/1/27(1)	18,650	27,136
Wolfspeed, Inc. 1.750%, 5/1/26	2,535	6,211
		86,420

Software—5.3%
Akamai Technologies, Inc.
0.125%, 5/1/25	14,050	18,389
0.375%, 9/1/27	7,975	9,326
Alteryx, Inc.
0.500%, 8/1/24	4,940	4,638
1.000%, 8/1/26	8,660	7,740
Avalara, Inc. 144A 0.250%, 8/1/26(1)	18,305	16,895
Bentley Systems, Inc.
144A 0.125%, 1/15/26(1)	12,945	13,318
144A 0.375%, 7/1/27(1)	5,850	5,382
Bill.com Holdings, Inc. 144A 0.000%, 4/1/27(1)	23,360	23,886
Blackline, Inc. 144A 0.000%, 3/15/26(1)	7,290	6,772
Cloudflare, Inc. 144A 0.000%, 8/15/26(1)	24,810	26,376
Coupa Software, Inc. 0.375%, 6/15/26	20,930	19,779
Datadog, Inc. 0.125%, 6/15/25	10,665	21,373
DigitalOcean Holdings, Inc. 144A 0.000%, 12/1/26(1)	22,330	19,804
DocuSign, Inc. 144A 0.000%, 1/15/24(1)	11,080	10,681
Five9, Inc. 0.500%, 6/1/25	6,515	8,001
HubSpot, Inc. 0.375%, 6/1/25	7,885	18,747
MicroStrategy, Inc. 144A 0.000%, 2/15/27(1)	12,620	9,103
MongoDB, Inc. 0.250%, 1/15/26	10,485	26,783
Nutanix, Inc. 144A 0.250%, 10/1/27(1)	11,030	10,037
RingCentral, Inc.
0.000%, 3/1/25	19,170	18,009
0.000%, 3/15/26	6,330	5,605
Splunk, Inc.
0.500%, 9/15/23	5,880	6,273
1.125%, 6/15/27	20,925	19,512
Tyler Technologies, Inc. 144A 0.250%, 3/15/26(1)	9,315	11,396
See Notes to Financial Statements

AllianzGI Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Software—continued
Unity Software, Inc. 144A 0.000%, 11/15/26(1)	$ 28,435	$ 25,947
Workday, Inc. 0.250%, 10/1/22	14,710	27,361
Zynga, Inc.
0.250%, 6/1/24	3,630	3,918
0.000%, 12/15/26	5,190	4,736
		399,787

Total Convertible Bonds and Notes (Identified Cost $1,778,687)		1,833,070

Total Long-Term Investments—95.3% (Identified Cost $6,674,214)		7,156,800

	Shares
Short-Term Investments—4.2%
Money Market Mutual Fund—4.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(13)	300,926,383	300,926
Total Money Market Mutual Fund (Identified Cost $300,926)		300,926

Affiliated Mutual Fund—0.2%
Virtus AllianzGI High Yield Bond Fund(6)(13)	1,307,728	11,063
Total Affiliated Mutual Fund (Identified Cost $11,033)		11,063

Total Short-Term Investments (Identified Cost $311,959)		311,989

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—99.5% (Identified Cost $6,986,173)		7,468,789

Value
Written Options—(0.0)%
(See open written options schedule)
Total Written Options (Premiums Received $1,195)	$ (753)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—99.5% (Identified Cost $6,984,978)	$7,468,036
Other assets and liabilities, net—0.5%	40,334
NET ASSETS—100.0%	$7,508,370

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SBA	Small Business Administration

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, these securities amounted to a value of $2,376,395 or 31.6% of net assets.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(4)	Variable rate security. Rate disclosed is as of December 31, 2021. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	No contractual maturity date.
(6)	Affiliated company. See Note 4G in Notes to Financial Statements.
(7)	Non-income producing.
(8)	All or a portion of the security is restricted.
(9)	A member of the Fund’s portfolio management team is a member of the board of directors of LiveStyle, Inc. The aggregate value of investments by the Fund in LiveStyle, Inc. represents 0.08% of net assets. See Note 4G in the Notes to Financial Statements.
(10)	Value shown as par value.
(11)	All or a portion of the security is segregated as collateral for written options.
(12)	Amount is less than $500.
(13)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	93%
United Kingdom	2
Canada	1
Cayman Islands	1
Bermuda	1
Liberia	1
Ireland	1
Total	100%
† % of total investments, net of written options, as of December 31, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

AllianzGI Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
Open Written Options Contracts as of December 31, 2021 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Advanced Micro Devices, Inc.	765	$14,535	$ 190.00	01/21/22	$ (20)
Amazon.com, Inc.	140	51,800	3,700.00	01/21/22	(70)
Booking Holdings, Inc.	85	22,100	2,600.00	01/21/22	(62)
Costco Wholesale Corp.	380	22,040	580.00	01/21/22	(192)
Crowdstrike Holdings, Inc.	246	6,150	250.00	01/21/22	(7)
Deere & Co.	235	8,930	380.00	01/21/22	(7)
DuPont de Nemours, Inc.	690	5,865	85.00	01/21/22	(21)
Eli Lilly & Co.	690	20,700	300.00	01/21/22	(72)
Exxon Mobil Corp.	1,605	10,432	65.00	01/21/22	(34)
Lam Research Corp.	115	9,258	805.00	01/21/22	(16)
Marvell Technology, Inc.	800	8,000	100.00	01/21/22	(14)
Mastercard, Inc.	265	9,938	375.00	01/21/22	(66)
MGM Resorts International	920	4,416	48.00	01/21/22	(49)
Netflix, Inc.	260	17,940	690.00	01/21/22	(63)
NIKE, Inc.	875	15,750	180.00	01/21/22	(27)
QUALCOMM, Inc.	230	4,600	200.00	01/21/22	(15)
salesforce.com, Inc.	22	682	310.00	01/21/22	(—) (3)
ServiceNow, Inc.	120	8,760	730.00	01/21/22	(18)
Total Written Options					$(753)
Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.
(3) Amount is less than $500.
The following table summarizes the market value of the Fund’s investments as of December 31, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$2,336,334	$ —	$2,334,290	$ 2,044(1)
Leveraged Loans	8,408	—	8,408	—
Convertible Bonds and Notes	1,833,070	—	1,833,070	—
Equity Securities:
Common Stocks	2,494,042	2,488,107	—	5,935 (1)
Convertible Preferred Stocks	478,353	441,299	37,054	—
Warrants	957	11	—	946 (1)
Preferred Stocks	5,636	—	—	5,636 (1)
Affiliated Mutual Fund	11,063	11,063	—	—
Money Market Mutual Fund	300,926	300,926	—	—
Total Investments, before Written Options	7,468,789	3,241,406	4,212,822	14,561
Liabilities:
Other Financial Instruments:
Written Options	(753)	(719)	(34)	—
Total Investments, Net of Written Options	$7,468,036	$3,240,687	$4,212,788	$14,561

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Series with an end of period value of $1,205 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Financial Statements

AllianzGI Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Corporate Bonds And Notes	Leveraged Loans	Common Stocks	Warrants	Preferred Stocks
Investments in Securities
Balance as of June 30, 2021:	$ 45,580	$ 5,046(a)	$ 11,673	$ 8,943(a)	$ 1,536 (a)	$ 18,382(a)
Accrued discount/(premium)	-	-	-	-	-	-
Realized gain (loss)	(28,818)	(21,994)	-	(7,169)	-	345
Change in unrealized appreciation (depreciation)(b)	24,095	21,095	-	4,283	(590)	(693)
Purchases	-	-	-	-	-	-
Sales (c)	(25,091)	(898)	(11,673)	(122)	-	(12,398)
Transfers from Level 3(d)	(1,205)	(1,205)	-	-	-	-
Balance as of December 31, 2021	$ 14,561	$ 2,044(a)	$ -	$ 5,935(a)	$ 946(a)	$ 5,636(a)
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The change in unrealized appreciation (depreciation) on investments still held at December 31, 2021, was $(5,913).
(c) Includes paydowns on securities.
(d) “Transfers into and/or from” represent the ending value as of December 31, 2021, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at December 31, 2021:
Investments in Securities – Assets	Ending Balance at December 31, 2021	Valuation Technique Used	Unobservable Inputs	Input Values

Preferred Stocks:
LiveStyle, Inc. Series B	$5,636	Market and Company Comparables	EV Multiples	5.03x (0.29x - 21.73x)
			Illiquidity Discount	30%

Common Stocks:
CCF Holdings LLC	$4,588	Market and Company Comparables	EV Multiples	1.26x (0.57x - 2.03x)
				0.65x (0.33x - 0.95x)
			Illiquidity Discount	20%

CENVEO Corp.	$ 130	Market and Company Comparables	EV Multiples	0.58x (0.35x - 0.98x)
				4.84x (3.44x - 6.04x)
				0.65x (0.55x - 0.72x)
			Illiquidity Discount	20%

Erickson, Inc.	$ 280	Market and Company Comparables	EV Multiples	1.29x (0.83x - 2.43x)
				10.91x (9.18x - 14.51x)
				1.00x (0.57x - 1.49x)
			M&A Transaction Multiples Illiquidity Discount	0.96x (0.41x - 1.96x) 20%

LiveStyle, Inc	$ — (1)	Market and Company Comparables	EV Multiples	5.03x (0.29x - 21.73x)
			Illiquidity Discount	30%

Postmedia Network Canada Corp.	$ 937	Market and Company Comparables	EV Multiples	0.86x (0.45x - 3.71x)
				5.48x (2.51x - 22.52x)
			M&A Transaction Multiples Illiquidity Discount	9.69x (7.52x - 12.30x) 10%

Quiksilver, Inc.	$ — (1)	Market and Company Comparables	EV Multiples	0.87x (0.33x - 1.37x)
See Notes to Financial Statements

AllianzGI Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
Investments in Securities – Assets	Ending Balance at December 31, 2021	Valuation Technique Used	Unobservable Inputs	Input Values
				0.94x (0.46x - 1.56x)
			Illiquidity Discount	20%

Warrants:
CCF Holdings LLC	$ 815	Market and Company Comparables	EV Multiples	1.26x (0.57x - 2.03x)
				0.65x (0.33x - 0.95x)
			Illiquidity Discount	20%
			Volatility	55%

(1) Amount is less than $500.
See Notes to Financial Statements

AllianzGI Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—99.6%
Aerospace & Defense—1.0%
Hexcel Corp.(1)	91,125	$ 4,720
Air Freight & Logistics—2.6%
GXO Logistics, Inc.(1)	83,301	7,566
XPO Logistics, Inc.(1)	64,312	4,980
		12,546

Automobiles—1.3%
General Motors Co.(1)	105,711	6,198
Banks—2.2%
First Republic Bank	51,046	10,541
Biotechnology—3.0%
Horizon Therapeutics plc(1)	84,620	9,118
Natera, Inc.(1)	55,968	5,227
		14,345

Building Products—1.2%
Johnson Controls International plc	72,091	5,862
Capital Markets—1.3%
Ares Management Corp. Class A	78,499	6,380
Chemicals—2.6%
Chemours Co. (The)	215,819	7,243
Olin Corp.	93,147	5,358
		12,601

Commercial Services & Supplies—1.9%
Waste Management, Inc.	55,259	9,223
Construction & Engineering—1.5%
Quanta Services, Inc.	61,459	7,047
Distributors—1.8%
Pool Corp.	15,191	8,598
Electrical Equipment—4.8%
AMETEK, Inc.	40,877	6,011
Generac Holdings, Inc.(1)	21,925	7,716
Plug Power, Inc.(1)	169,071	4,773
Sunrun, Inc.(1)	139,863	4,797
		23,297

Electronic Equipment, Instruments & Components—5.1%
Keysight Technologies, Inc.(1)	47,504	9,810
TE Connectivity Ltd.	51,208	8,262
Trimble, Inc.(1)	77,417	6,750
		24,822

	Shares	Value

Entertainment—1.7%
ROBLOX Corp. Class A(1)	49,519	$ 5,109
Zynga, Inc. Class A(1)	489,430	3,132
		8,241

Healthcare Equipment & Supplies—7.9%
Align Technology, Inc.(1)	8,551	5,620
Cooper Cos., Inc. (The)	14,425	6,043
Dexcom, Inc.(1)	18,243	9,796
Hologic, Inc.(1)	63,120	4,832
IDEXX Laboratories, Inc.(1)	17,948	11,818
		38,109

Healthcare Providers & Services—1.5%
Tenet Healthcare Corp.(1)	87,730	7,167
Hotels, Restaurants & Leisure—3.4%
Expedia Group, Inc.(1)	59,392	10,733
Sweetgreen, Inc. Class A (1)	1,985	64
Wingstop, Inc.	33,640	5,813
		16,610

Household Durables—1.7%
DR Horton, Inc.	78,101	8,470
Interactive Media & Services—1.3%
ZoomInfo Technologies, Inc. Class A(1)	99,537	6,390
Internet & Direct Marketing Retail—0.8%
Fiverr International Ltd.(1)	32,534	3,699
IT Services—6.0%
EPAM Systems, Inc.(1)	24,666	16,488
Shift4 Payments, Inc. Class A (1)	67,734	3,924
Snowflake, Inc. Class A(1)	24,989	8,465
		28,877

Leisure Products—1.1%
YETI Holdings, Inc.(1)	65,017	5,385
Life Sciences Tools & Services—4.6%
10X Genomics, Inc. Class A(1)	25,349	3,776
Avantor, Inc.(1)	278,619	11,741
ICON plc ADR(1)	21,205	6,567
		22,084

Machinery—3.2%
Kornit Digital Ltd.(1)	53,618	8,164
	Shares	Value

Machinery—continued
Westinghouse Air Brake Technologies Corp.	78,127	$ 7,196
		15,360

Oil, Gas & Consumable Fuels—1.8%
Diamondback Energy, Inc.	41,469	4,473
Valero Energy Corp.	57,264	4,301
		8,774

Pharmaceuticals—1.0%
Catalent, Inc.(1)	39,821	5,098
Semiconductors & Semiconductor Equipment—10.7%
Analog Devices, Inc.	44,763	7,868
Enphase Energy, Inc.(1)	46,364	8,482
Entegris, Inc.	65,023	9,011
Lam Research Corp.	10,578	7,607
Marvell Technology, Inc.	94,568	8,273
Monolithic Power Systems, Inc.	20,939	10,330
		51,571

Software—13.2%
Coupa Software, Inc.(1)	28,292	4,472
Datadog, Inc. Class A(1)	45,705	8,141
HubSpot, Inc.(1)	16,882	11,128
Iris Energy Ltd.(1)	108,807	1,759
Marathon Digital Holdings, Inc.(1)	53,400	1,755
Paycom Software, Inc.(1)	15,932	6,615
Riot Blockchain, Inc.(1)	86,131	1,923
Trade Desk, Inc. (The) Class A(1)	93,562	8,574
Varonis Systems, Inc.(1)	108,863	5,310
Zscaler, Inc.(1)	43,091	13,846
		63,523

Specialty Retail—4.4%
Five Below, Inc.(1)	34,334	7,103
Floor & Decor Holdings, Inc. Class A(1)	48,104	6,254
RH (1)	15,151	8,120
		21,477

Textiles, Apparel & Luxury Goods—3.8%
Capri Holdings Ltd.(1)	170,282	11,053
Lululemon Athletica, Inc.(1)	18,409	7,206
		18,259

See Notes to Financial Statements

AllianzGI Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Shares	Value

Trading Companies & Distributors—1.2%
United Rentals, Inc.(1)	16,881	$ 5,609
Total Common Stocks (Identified Cost $343,075)		480,883

Total Long-Term Investments—99.6% (Identified Cost $343,075)		480,883

	Shares	Value

Short-Term Investment—0.6%
Money Market Mutual Fund—0.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	2,936,972	$ 2,937
Total Short-Term Investment (Identified Cost $2,937)		2,937

TOTAL INVESTMENTS—100.2% (Identified Cost $346,012)		$483,820
Other assets and liabilities, net—(0.2)%		(1,149)
NET ASSETS—100.0%		$482,671
Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	87%
Ireland	5
Israel	2
Virgin Islands (British)	2
Switzerland	2
Canada	2
Total	100%
† % of total investments as of December 31, 2021.
The following table summarizes the market value of the Fund’s investments as of December 31, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$480,883	$480,883
Money Market Mutual Fund	2,937	2,937
Total Investments	$483,820	$483,820
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2021.
There were no transfers into or out of Level 3 related to securities held at December 31, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

AllianzGI Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—97.4%
Aerospace & Defense—0.5%
Axon Enterprise, Inc.(1)	3,613	$ 567
HEICO Corp.	2,489	359
		926

Auto Components—0.2%
LCI Industries	2,341	365
Banks—5.6%
Banc of California, Inc.	31,231	613
Central Pacific Financial Corp.	12,692	357
First Financial Bankshares, Inc.	8,717	443
First Foundation, Inc.	3,187	79
Glacier Bancorp, Inc.	6,716	381
Hancock Whitney Corp.	19,408	971
Hilltop Holdings, Inc.	13,181	463
Hope Bancorp, Inc.	41,692	613
Independent Bank Corp.	748	61
Investors Bancorp, Inc.	41,957	636
PacWest Bancorp	22,463	1,015
Pinnacle Financial Partners, Inc.	10,017	957
Preferred Bank	932	67
Sandy Spring Bancorp, Inc.	25,766	1,239
Silvergate Capital Corp. Class A(1)	1,711	253
SouthState Corp.	5,618	450
Texas Capital Bancshares, Inc.(1)	6,727	405
TriState Capital Holdings, Inc.(1)	1,873	57
United Bankshares, Inc.	7,677	278
Valley National Bancorp	32,948	453
Western Alliance Bancorp	5,617	605
		10,396

Beverages—1.2%
Celsius Holdings, Inc.(1)	1,677	125
Coca-Cola Consolidated, Inc.	3,343	2,070
		2,195

Biotechnology—6.3%
Arcturus Therapeutics Holdings, Inc.(1)	751	28
Arena Pharmaceuticals, Inc.(1)	2,680	249
Arrowhead Pharmaceuticals, Inc.(1)	3,949	262
Avid Bioservices, Inc.(1)	2,200	64
Avita Medical, Inc.(1)	8,916	107
BioCryst Pharmaceuticals, Inc.(1)	32,234	446
Biohaven Pharmaceutical Holding Co. Ltd.(1)	6,043	833
Blueprint Medicines Corp.(1)	9,112	976
ChemoCentryx, Inc.(1)	1,385	50
Cytokinetics, Inc.(1)	15,813	721
	Shares	Value

Biotechnology—continued
Deciphera Pharmaceuticals, Inc.(1)	710	$ 7
Dynavax Technologies Corp.(1)	3,211	45
Eagle Pharmaceuticals, Inc.(1)	4,775	243
Fate Therapeutics, Inc.(1)	2,947	172
Halozyme Therapeutics, Inc.(1)	5,167	208
Heron Therapeutics, Inc.(1)	8,197	75
Homology Medicines, Inc.(1)	1,234	5
Horizon Therapeutics plc(1)	6,774	730
Inovio Pharmaceuticals, Inc.(1)	3,617	18
Intellia Therapeutics, Inc.(1)	7,717	912
Invitae Corp.(1)	1,896	29
IVERIC bio, Inc.(1)	17,969	300
Karuna Therapeutics, Inc.(1)	265	35
Karyopharm Therapeutics, Inc.(1)	2,233	14
Keros Therapeutics, Inc.(1)	4,534	265
Kodiak Sciences, Inc.(1)	2,109	179
Krystal Biotech, Inc.(1)	479	34
Kura Oncology, Inc.(1)	1,744	24
MannKind Corp.(1)	9,000	39
MeiraGTx Holdings plc(1)	904	21
Mersana Therapeutics, Inc.(1)	26,785	167
Mirati Therapeutics, Inc.(1)	604	89
Natera, Inc.(1)	13,070	1,221
Precision BioSciences, Inc.(1)	1,481	11
Protagonist Therapeutics, Inc.(1)	12,058	412
Rocket Pharmaceuticals, Inc.(1)	2,975	65
Sorrento Therapeutics, Inc.(1)	6,897	32
SpringWorks Therapeutics, Inc.(1)	2,852	177
Sutro Biopharma, Inc.(1)	3,869	58
TG Therapeutics, Inc.(1)	28,788	547
Turning Point Therapeutics, Inc.(1)	4,582	219
Twist Bioscience Corp.(1)	1,107	86
Ultragenyx Pharmaceutical, Inc.(1)	1,526	128
United Therapeutics Corp.(1)	2,779	600
Vanda Pharmaceuticals, Inc.(1)	1,812	28
Veracyte, Inc.(1)	1,934	80
Vericel Corp.(1)	2,693	106
Viking Therapeutics, Inc.(1)	2,828	13
Xencor, Inc.(1)	10,976	440
Y-mAbs Therapeutics, Inc.(1)	795	13
ZIOPHARM Oncology, Inc.(1)	7,090	8
		11,591

Building Products—2.6%
Builders FirstSource, Inc.(1)	25,466	2,183
	Shares	Value

Building Products—continued
CSW Industrials, Inc.	531	$ 64
Masonite International Corp.(1)	3,492	412
PGT Innovations, Inc.(1)	2,150	48
UFP Industries, Inc.	23,300	2,144
		4,851

Capital Markets—3.7%
AllianceBernstein Holding LP	18,122	885
Artisan Partners Asset Management, Inc. Class A	12,002	572
Barings BDC, Inc.	29,560	326
Evercore, Inc. Class A	6,076	825
Freedom Holding Corp. N.V.(1)	6,080	422
Golub Capital BDC, Inc.	42,715	659
Hercules Capital, Inc.	25,825	428
LPL Financial Holdings, Inc.	5,422	868
Main Street Capital Corp.	7,212	324
Moelis & Co. Class A	18,229	1,139
PJT Partners, Inc. Class A	6,138	455
		6,903

Chemicals—1.8%
Balchem Corp.	2,343	395
Chemours Co. (The)	15,713	528
HB Fuller Co.	14,866	1,204
Sensient Technologies Corp.	6,487	649
Trinseo plc	11,227	589
		3,365

Commercial Services & Supplies—1.2%
Casella Waste Systems, Inc. Class A(1)	10,170	869
Clean Harbors, Inc.(1)	8,331	831
Montrose Environmental Group, Inc.(1)	1,100	77
Tetra Tech, Inc.	2,243	381
		2,158

Communications Equipment—0.8%
Calix, Inc.(1)	19,244	1,539
Construction & Engineering—1.2%
API Group Corp.(1)	35,518	915
Construction Partners, Inc. Class A(1)	2,516	74
EMCOR Group, Inc.	5,063	645
MasTec, Inc.(1)	4,354	402
NV5 Global, Inc.(1)	1,305	180
Sterling Construction Co., Inc.(1)	3,874	102
		2,318

Construction Materials—0.4%
Summit Materials, Inc. Class A(1)	18,442	740
See Notes to Financial Statements

AllianzGI Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Shares	Value

Consumer Finance—0.3%
LendingClub Corp.(1)	22,330	$ 540
Containers & Packaging—1.0%
Graphic Packaging Holding Co.	56,251	1,097
Silgan Holdings, Inc.	18,500	792
		1,889

Diversified Consumer Services—0.9%
Aspen Group, Inc.(1)	4,187	10
Bright Horizons Family Solutions, Inc.(1)	4,157	523
Carriage Services, Inc.	11,023	710
Grand Canyon Education, Inc.(1)	4,230	363
Houghton Mifflin Harcourt Co.(1)	4,900	79
		1,685

Diversified Telecommunication Services—0.2%
Bandwidth, Inc. Class A(1)	947	68
Cogent Communications Holdings, Inc.	3,524	258
		326

Electric Utilities—2.2%
ALLETE, Inc.	8,143	540
Hawaiian Electric Industries, Inc.	20,039	832
IDACORP, Inc.	7,948	900
Otter Tail Corp.	13,627	973
Portland General Electric Co.	14,505	768
		4,013

Electrical Equipment—1.6%
Allied Motion Technologies, Inc.	1,455	53
Atkore, Inc.(1)	17,600	1,957
FuelCell Energy, Inc.(1)	3,097	16
Generac Holdings, Inc.(1)	2,325	818
Plug Power, Inc.(1)	3,588	101
Sunrun, Inc.(1)	952	33
		2,978

Electronic Equipment, Instruments & Components—2.1%
Belden, Inc.	26,700	1,755
FARO Technologies, Inc.(1)	621	43
II-VI, Inc.(1)	5,596	382
Napco Security Technologies, Inc.(1)	2,441	122
OSI Systems, Inc.(1)	5,492	512
Sanmina Corp.(1)	23,939	993
		3,807

Energy Equipment & Services—0.5%
ChampionX Corp.(1)	13,117	265
DMC Global, Inc.(1)	358	14
	Shares	Value

Energy Equipment & Services—continued
Liberty Oilfield Services, Inc. Class A(1)	63,773	$ 619
		898

Entertainment—0.9%
Liberty Media Corp-Liberty Formula One Class A(1)	14,296	848
Madison Square Garden Sports Corp. Class A(1)	3,414	593
Zynga, Inc. Class A(1)	24,935	160
		1,601

Equity Real Estate Investment—3.5%
Armada Hoffler Properties, Inc.	36,600	557
CareTrust REIT, Inc.	9,758	223
First Industrial Realty Trust, Inc.	8,084	535
Industrial Logistics Properties Trust	30,035	752
Innovative Industrial Properties, Inc.	442	116
Physicians Realty Trust	25,808	486
Piedmont Office Realty Trust, Inc. Class A	38,279	704
PS Business Parks, Inc.	12,200	2,247
Terreno Realty Corp.	11,040	942
		6,562

Food & Staples Retailing—1.0%
Casey’s General Stores, Inc.	2,895	571
Grocery Outlet Holding Corp.(1)	2,466	70
Ingles Markets, Inc. Class A	5,220	451
PriceSmart, Inc.	4,302	315
Sprouts Farmers Market, Inc.(1)	5,560	165
Weis Markets, Inc.	5,487	361
		1,933

Food Products—3.5%
Calavo Growers, Inc.	2,307	98
Cal-Maine Foods, Inc.	16,321	604
Flowers Foods, Inc.	30,661	842
Hain Celestial Group, Inc. (The)(1)	15,937	679
Hostess Brands, Inc.(1)	44,764	914
J & J Snack Foods Corp.	4,337	685
John B Sanfilippo & Son, Inc.	9,091	820
Lancaster Colony Corp.	4,101	679
Local Bounti Corp.(2)(3)	40,699	249
S&W Seed Co.(1)	116,298	318
Sanderson Farms, Inc.	2,184	417
Tootsie Roll Industries, Inc.	4,133	150
		6,455

	Shares	Value

Gas Utilities—0.4%
ONE Gas, Inc.	8,753	$ 679
Healthcare Equipment & Supplies—4.4%
Axogen, Inc.(1)	2,168	20
Axonics, Inc.(1)	14,228	797
BioLife Solutions, Inc.(1)	3,163	118
Cerus Corp.(1)	8,688	59
CONMED Corp.	12,168	1,725
CryoLife, Inc.(1)	1,242	25
CryoPort, Inc.(1)	2,543	151
Envista Holdings Corp.(1)	9,420	424
Establishment Labs Holdings, Inc.(1)	10,866	734
Globus Medical, Inc. Class A(1)	11,146	805
Inari Medical, Inc.(1)	8,841	807
Integer Holdings Corp.(1)	10,852	929
Lantheus Holdings, Inc.(1)	1,690	49
Meridian Bioscience, Inc.(1)	9,085	185
Mesa Laboratories, Inc.	251	82
OrthoPediatrics Corp.(1)	1,707	102
Senseonics Holdings, Inc.(1)	20,800	56
Shockwave Medical, Inc.(1)	2,732	487
SI-BONE, Inc.(1)	22,861	508
Surmodics, Inc.(1)	1,081	52
		8,115

Healthcare Providers & Services—2.4%
Addus HomeCare Corp.(1)	871	82
Apollo Medical Holdings, Inc.(1)	1,000	74
Castle Biosciences, Inc.(1)	871	37
Chemed Corp.	1,218	644
Encompass Health Corp.	5,285	345
Ensign Group, Inc. (The)	3,353	282
Joint Corp. (The)(1)	2,821	185
ModivCare, Inc.(1)	562	83
Ontrak, Inc.(1)	1,872	12
R1 RCM, Inc.(1)	11,308	288
RadNet, Inc.(1)	3,528	106
Tenet Healthcare Corp.(1)	29,194	2,385
		4,523

Healthcare Technology—0.4%
Omnicell, Inc.(1)	3,842	693
Vocera Communications, Inc.(1)	1,626	106
		799

Hotels, Restaurants & Leisure—2.8%
Boyd Gaming Corp.(1)	12,520	821
Everi Holdings, Inc.(1)	2,458	52
Hyatt Hotels Corp. Class A(1)	2,106	202
Kura Sushi USA, Inc. Class A(1)	2,257	182
Lindblad Expeditions Holdings, Inc.(1)	56,213	877
See Notes to Financial Statements

AllianzGI Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Shares	Value

Hotels, Restaurants & Leisure—continued
Planet Fitness, Inc. Class A(1)	11,256	$ 1,020
Red Rock Resorts, Inc. Class A	36,088	1,985
		5,139

Household Durables—0.7%
La-Z-Boy, Inc.	9,850	358
Lennar Corp. Class B	7,721	738
LGI Homes, Inc.(1)	740	114
		1,210

Household Products—0.2%
WD-40 Co.	1,680	411
Insurance—2.1%
AMERISAFE, Inc.	6,940	374
Donegal Group, Inc. Class A	19,442	278
Employers Holdings, Inc.	2,260	94
Enstar Group Ltd.(1)	699	173
NI Holdings, Inc.(1)	4,406	83
Palomar Holdings, Inc.(1)	683	44
RLI Corp.	4,949	555
Safety Insurance Group, Inc.	2,716	231
Stewart Information Services Corp.	24,800	1,977
		3,809

Interactive Media & Services—0.0%
EverQuote, Inc. Class A(1)	1,235	19
QuinStreet, Inc.(1)	3,812	70
		89

Internet & Direct Marketing Retail—0.1%
Overstock.com, Inc.(1)	1,146	68
Porch Group, Inc.(1)	3,600	56
		124

IT Services—1.5%
Brightcove, Inc.(1)	5,628	58
DigitalOcean Holdings, Inc.(1)	7,595	610
Hackett Group, Inc. (The)	2,730	56
Limelight Networks, Inc.(1)	5,209	18
Paysign, Inc.(1)	3,511	6
Perficient, Inc.(1)	7,852	1,015
Repay Holdings Corp.(1)	9,371	171
Switch, Inc. Class A	27,656	792
		2,726

Leisure Products—1.5%
Acushnet Holdings Corp.	10,150	539
Malibu Boats, Inc. Class A(1)	7,175	493
YETI Holdings, Inc.(1)	21,127	1,750
		2,782

	Shares	Value

Life Sciences Tools & Services—1.8%
Adaptive Biotechnologies Corp.(1)	3,974	$ 111
Codexis, Inc.(1)	2,362	74
Medpace Holdings, Inc.(1)	2,825	615
NanoString Technologies, Inc.(1)	7,203	304
NeoGenomics, Inc.(1)	9,838	336
Quanterix Corp.(1)	2,684	114
West Pharmaceutical Services, Inc.	3,682	1,727
		3,281

Machinery—1.5%
Chart Industries, Inc.(1)	4,187	668
Columbus McKinnon Corp.	1,161	54
ITT, Inc.	9,496	970
Kadant, Inc.	597	138
Shyft Group, Inc. (The)	2,610	128
SPX Corp.(1)	6,691	399
Terex Corp.	9,019	396
		2,753

Marine—1.0%
Matson, Inc.	21,206	1,909
Media—1.5%
Cable One, Inc.	359	633
Cardlytics, Inc.(1)	904	60
Liberty Broadband Corp. Class A(1)	5,004	805
Magnite, Inc.(1)	6,924	121
TechTarget, Inc.(1)	2,048	196
WideOpenWest, Inc.(1)	41,537	894
		2,709

Metals & Mining—0.6%
Freeport-McMoRan, Inc.	12,700	530
Hecla Mining Co.	32,795	171
MP Materials Corp.(1)	7,332	333
		1,034

Mortgage Real Estate Investment Trusts (REITs)—0.1%
AG Mortgage Investment Trust, Inc.	26,339	270
Multiline Retail—0.7%
Macy’s, Inc.	50,064	1,311
Multi-Utilities—0.7%
Avista Corp.	7,105	302
Black Hills Corp.	10,416	735
Unitil Corp.	4,690	216
		1,253

Oil, Gas & Consumable Fuels—3.3%
Coterra Energy, Inc.	70,299	1,336
Diamondback Energy, Inc.	5,940	641
Hess Midstream LP Class A	20,266	560
	Shares	Value

Oil, Gas & Consumable Fuels—continued
Magnolia Oil & Gas Corp. Class A	73,688	$ 1,390
Ovintiv, Inc.	43,083	1,452
Ranger Oil Corp. Class A(1)	24,201	651
		6,030

Paper & Forest Products—0.6%
Louisiana-Pacific Corp.	14,774	1,158
Personal Products—1.5%
Beauty Health Co. (The)(1)	14,074	340
BellRing Brands, Inc. Class A(1)	12,381	353
Coty, Inc. Class A(1)	79,866	839
Medifast, Inc.	2,159	452
Nu Skin Enterprises, Inc. Class A	6,620	336
USANA Health Sciences, Inc.(1)	4,968	503
		2,823

Pharmaceuticals—1.7%
Alpha Teknova, Inc.(1)	18,031	369
Amphastar Pharmaceuticals, Inc.(1)	2,148	50
ANI Pharmaceuticals, Inc.(1)	796	37
Antares Pharma, Inc.(1)	13,106	47
Arvinas, Inc.(1)	194	16
ATAI Life Sciences NV(1)	18,831	144
Axsome Therapeutics, Inc.(1)	949	36
Cara Therapeutics, Inc.(1)	1,372	17
Catalent, Inc.(1)	11,370	1,456
Collegium Pharmaceutical, Inc.(1)	2,276	42
Omeros Corp.(1)	1,328	8
Prestige Consumer Healthcare, Inc.(1)	15,508	941
Provention Bio, Inc.(1)	1,523	8
Revance Therapeutics, Inc.(1)	1,592	26
		3,197

Professional Services—2.4%
ASGN, Inc.(1)	5,384	664
CRA International, Inc.	1,059	99
Franklin Covey Co.(1)	1,156	53
Heidrick & Struggles International, Inc.	18,448	807
ICF International, Inc.	8,675	890
Kforce, Inc.	12,910	971
ManTech International Corp. Class A	10,431	761
Science Applications International Corp.	3,351	280
		4,525

See Notes to Financial Statements

AllianzGI Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Shares	Value

Real Estate Management & Development—0.0%
eXp World Holdings, Inc.	2,252	$ 76
Road & Rail—0.6%
Saia, Inc.(1)	3,108	1,047
Semiconductors & Semiconductor Equipment—4.9%
ACM Research, Inc. Class A(1)	598	51
Amkor Technology, Inc.	27,989	694
Axcelis Technologies, Inc.(1)	2,001	149
FormFactor, Inc.(1)	1,906	87
Ichor Holdings Ltd.(1)	35,598	1,639
Kulicke & Soffa Industries, Inc.	22,749	1,377
MACOM Technology Solutions Holdings, Inc.(1)	14,719	1,153
MaxLinear, Inc.(1)	24,278	1,830
Onto Innovation, Inc.(1)	6,248	632
SunPower Corp.(1)	12,293	257
Ultra Clean Holdings, Inc.(1)	19,631	1,126
		8,995

Software—2.5%
Agilysys, Inc.(1)	2,263	101
Asana, Inc. Class A(1)	3,649	272
Box, Inc. Class A(1)	19,785	518
Cerence, Inc.(1)	4,582	351
Digital Turbine, Inc.(1)	2,720	166
Domo, Inc. Class B(1)	1,409	70
LivePerson, Inc.(1)	1,331	48
Marathon Digital Holdings, Inc.(1)	3,573	117
Model N, Inc.(1)	1,875	56
OneSpan, Inc.(1)	621	10
Paylocity Holding Corp.(1)	1,617	382
PROS Holdings, Inc.(1)	496	17
Riot Blockchain, Inc.(1)	1,957	44
Sapiens International Corp. N.V.	2,470	85
Smartsheet, Inc. Class A(1)	11,712	907
Tenable Holdings, Inc.(1)	6,940	382
Upland Software, Inc.(1)	2,056	37
Varonis Systems, Inc.(1)	15,705	766
Workiva, Inc. Class A(1)	2,803	366
		4,695

Specialty Retail—3.1%
Asbury Automotive Group, Inc.(1)	2,353	407
Boot Barn Holdings, Inc.(1)	1,325	163
Camping World Holdings, Inc. Class A	16,176	654
	Shares	Value

Specialty Retail—continued
Dick’s Sporting Goods, Inc.	8,408	$ 967
Genesco, Inc.(1)	15,963	1,024
Hibbett, Inc.	5,482	394
Lithia Motors, Inc.	2,156	640
Rent-A-Center, Inc.	9,038	434
Shoe Carnival, Inc.	16,169	632
TravelCenters of America, Inc.(1)	6,546	338
		5,653

Specialty Stores—0.3%
National Vision Holdings, Inc.(1)	11,254	540
Textiles, Apparel & Luxury Goods—2.5%
Capri Holdings Ltd.(1)	15,443	1,002
Crocs, Inc.(1)	16,159	2,072
Deckers Outdoor Corp.(1)	1,477	541
Oxford Industries, Inc.	9,550	970
		4,585

Thrifts & Mortgage Finance—1.3%
Capitol Federal Financial, Inc.	36,731	416
Flagstar Bancorp, Inc.	24,624	1,180
PCSB Financial Corp.	4,231	81
Premier Financial Corp.	1,864	58
Waterstone Financial, Inc.	30,426	665
		2,400

Trading Companies & Distributors—3.2%
Boise Cascade Co.	14,503	1,033
GMS, Inc.(1)	26,154	1,572
Rush Enterprises, Inc. Class A	28,075	1,562
WESCO International, Inc.(1)	13,604	1,790
		5,957

Water Utilities—1.9%
American States Water Co.	16,955	1,754
Cadiz, Inc.(1)	20,539	79
California Water Service Group	13,410	963
Middlesex Water Co.	531	64
SJW Group	9,012	660
		3,520

Total Common Stocks (Identified Cost $136,816)		180,161

	Shares	Value

Master Limited Partnerships and Related Companies—0.2%
Downstream/Other—0.2%
Enviva Partners LP	2,131	$ 150
Sunoco LP	5,792	237
		387

Total Master Limited Partnerships and Related Companies (Identified Cost $219)		387

Total Long-Term Investments—97.6% (Identified Cost $137,035)		180,548

Short-Term Investment—2.4%
Money Market Mutual Fund—2.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(4)	4,384,290	4,384
Total Short-Term Investment (Identified Cost $4,384)		4,384

TOTAL INVESTMENTS—100.0% (Identified Cost $141,419)		$184,932
Other assets and liabilities, net—(0.0)%		(48)
NET ASSETS—100.0%		$184,884

Abbreviations:
LP	Limited Partnership
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Non-income producing.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	Security is restricted from resale.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

AllianzGI Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2021	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$180,161	$179,912	$249
Master Limited Partnerships and Related Companies	387	387	—
Money Market Mutual Fund	4,384	4,384	—
Total Investments	$184,932	$184,683	$249
There were no securities valued using significant observable inputs (Level 2) at December 31, 2021.
There were no transfers into or out of Level 3 related to securities held at December 31, 2021.
See Notes to Financial Statements

AllianzGI Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—93.0%
Auto Components—0.7%
Aptiv plc(1)	99,485	$ 16,410
Automobiles—1.4%
Tesla, Inc.(1)	31,550	33,341
Communications Equipment—0.4%
F5, Inc.(1)	31,155	7,624
Motorola Solutions, Inc.	4,240	1,152
		8,776

Electrical Equipment—0.0%
Bloom Energy Corp. Class A(1)	22,310	489
Electronic Equipment, Instruments & Components—0.4%
Samsung SDI Co., Ltd.(1)	18,854	10,389
Entertainment—0.0%
ROBLOX Corp. Class A(1)	4,415	455
Hotels, Restaurants & Leisure—1.7%
Booking Holdings, Inc.(1)	13,040	31,286
Expedia Group, Inc.(1)	50,305	9,091
		40,377

Interactive Media & Services—10.5%
Alphabet, Inc. Class C(1)	48,465	140,238
Meta Platforms, Inc. Class A(1)(2)	188,160	63,288
Snap, Inc. Class A(1)	6,470	304
ZoomInfo Technologies, Inc. Class A(1)	668,335	42,907
		246,737

Internet & Direct Marketing Retail—2.2%
Amazon.com, Inc.(1)	15,465	51,566
IT Services—10.6%
DXC Technology Co.(1)	692,380	22,288
Infosys Ltd. Sponsored ADR	32,065	812
MongoDB, Inc. Class A(1)	155,195	82,153
Okta, Inc. Class A(1)	285,990	64,110
Shopify, Inc. Class A(1)	9,225	12,706
Snowflake, Inc. Class A(1)	136,869	46,364
Toast, Inc. Class A(1)	943	33
	Shares	Value

IT Services—continued
Twilio, Inc. Class A(1)(2)	82,620	$ 21,757
		250,223

Road & Rail—0.6%
Lyft, Inc. Class A(1)	299,825	12,812
Semiconductors & Semiconductor Equipment—26.5%
Advanced Micro Devices, Inc.(1)	61,885	8,905
Applied Materials, Inc.	86,710	13,645
ASML Holding N.V. Registered Shares	17,400	13,853
Broadcom, Inc.	32,605	21,696
GlobalFoundries, Inc.(1)	184,280	11,973
Infineon Technologies AG	729,180	33,838
KLA Corp.	37,560	16,155
Lam Research Corp.	22,670	16,303
Marvell Technology, Inc.	795,630	69,610
Micron Technology, Inc.(2)	836,375	77,908
NVIDIA Corp.	219,420	64,533
NXP Semiconductors N.V.	159,140	36,249
ON Semiconductor Corp.(1)	1,188,260	80,707
QUALCOMM, Inc.	79,570	14,551
SK Hynix, Inc.(1)	302,811	33,370
STMicroelectronics N.V.	389,400	19,227
STMicroelectronics N.V. Registered Shares	8,330	407
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	229,290	27,586
Teradyne, Inc.	96,205	15,732
Tokyo Electron Ltd.	52,000	29,962
Wolfspeed, Inc.(1)	162,380	18,149
		624,359

Software—29.0%
Alteryx, Inc. Class A(1)	99,948	6,047
Amplitude, Inc. Class A(1)	4,575	242
Asana, Inc. Class A(1)	651,625	48,579
Atlassian Corp. plc Class A(1)	53,305	20,325
Crowdstrike Holdings, Inc. Class A(1)	290,745	59,530
Datadog, Inc. Class A(1)	221,855	39,515
DocuSign, Inc.(1)	54,225	8,259
Fortinet, Inc.(1)	44,245	15,902
HashiCorp, Inc. Class A(1)	36,480	3,321
HubSpot, Inc.(1)	57,083	37,626
	Shares	Value

Software—continued
Intuit, Inc.	52,810	$ 33,968
Microsoft Corp.(2)	457,640	153,914
Monday.com Ltd.(1)	35,655	11,007
Oracle Corp.	142,250	12,406
Palo Alto Networks, Inc.(1)	75,895	42,255
Paycom Software, Inc.(1)	118,884	49,359
salesforce.com, Inc.(1)	23,465	5,963
SentinelOne, Inc. Class A(1)	8,505	429
Smartsheet, Inc. Class A(1)	4,800	372
Trade Desk, Inc. (The) Class A(1)	542,550	49,719
Varonis Systems, Inc.(1)	7,515	367
Zscaler, Inc.(1)	265,510	85,316
		684,421

Technology Hardware, Storage & Peripherals—9.0%
Apple, Inc.(2)	573,875	101,903
NetApp, Inc.	7,085	652
Pure Storage, Inc. Class A(1)	380,380	12,381
Samsung Electronics Co., Ltd.	200,658	13,217
Seagate Technology Holdings plc	746,945	84,390
		212,543

Total Common Stocks (Identified Cost $1,459,712)		2,192,898

Purchased Options—0.6%
(See open purchased options schedule)
Total Purchased Options (Premiums paid $12,636)		13,739

Total Long-Term Investments—93.6% (Identified Cost $1,472,348)		2,206,637

See Notes to Financial Statements

AllianzGI Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Shares	Value

Short-Term Investment—7.0%
Money Market Mutual Fund—7.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(3)	165,464,293	$ 165,464
Total Short-Term Investment (Identified Cost $165,464)		165,464

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—100.6% (Identified Cost $1,637,812)		2,372,101

Value
Written Options—(0.2)%
(See open written options schedule)
Total Written Options (Premiums Received $13,594)	$ (4,970)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—100.4% (Identified Cost $1,624,218)	$2,367,131
Other assets and liabilities, net—(0.4)%	(8,794)
NET ASSETS—100.0%	$2,358,337

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of the security is segregated as collateral for written options.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Country Weightings†
United States	83%
Netherlands	4
Ireland	4
South Korea	2
Germany	1
Japan	1
Taiwan	1
Other	4
Total	100%
† % of total investments, net of written options, as of December 31, 2021.
Open Purchased Options Contracts as of December 31, 2021 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Alphabet, Inc.	322	$86,940	$2,700.00	06/17/22	$10,561
Amazon.com, Inc.	164	57,400	3,500.00	06/17/22	3,165
Fiserv, Inc.	1,800	21,600	120.00	01/21/22	13
Total Purchased Options					$13,739
Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.

Open Written Options Contracts as of December 31, 2021 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Options(2)
Alphabet, Inc.	140	$29,400	$2,100.00	06/17/22	$ (308)
Alphabet, Inc.	182	40,040	2,200.00	06/17/22	(565)
Amazon.com, Inc.	164	47,560	2,900.00	06/17/22	(1,617)
Amazon.com, Inc.	82	25,912	3,160.00	01/20/23	(2,453)
Datadog, Inc.	1,034	7,238	70.00	01/21/22	—
Fiserv, Inc.	1,800	16,200	90.00	01/21/22	(27)
Total Written Options					$(4,970)
Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

AllianzGI Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$2,192,898	$2,192,898	$ —
Money Market Mutual Fund	165,464	165,464	—
Other Financial Instruments:
Purchased Options	13,739	13,739	—
Total Investments, before Written Options	2,372,101	2,372,101	—
Liabilities:
Other Financial Instruments:
Written Options	(4,970)	(1,952)	(3,018)
Total Investments, Net of Written Options	$2,367,131	$2,370,149	$(3,018)
There were no securities valued using significant unobservable inputs (Level 3) at December 31, 2021.
There were no transfers into or out of Level 3 related to securities held at December 31, 2021.
See Notes to Financial Statements

NFJ Dividend Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—99.1%
Communication Services—2.7%
Comcast Corp. Class A	315,209	$ 15,864
Verizon Communications, Inc.	168,624	8,762
		24,626

Consumer Discretionary—10.3%
Best Buy Co., Inc.	213,469	21,689
Dollar General Corp.	34,840	8,216
Home Depot, Inc. (The)	64,558	26,792
McDonald’s Corp.	76,114	20,404
MDC Holdings, Inc.	164,646	9,192
Wendy’s Co. (The)	294,250	7,018
		93,311

Consumer Staples—2.5%
Procter & Gamble Co. (The)	91,895	15,032
Walmart, Inc.	49,990	7,233
		22,265

Energy—6.0%
EOG Resources, Inc.	94,400	8,385
LUKOIL PJSC Sponsored ADR	248,148	22,284
ONEOK, Inc.	155,697	9,149
Phillips 66	82,875	6,005
Valero Energy Corp.	110,198	8,277
		54,100

Financials—18.0%
Allstate Corp. (The)	68,761	8,090
Bank of America Corp.	363,948	16,192
BlackRock, Inc. Class A	7,879	7,214
Blackstone Mortgage Trust, Inc. Class A	290,446	8,893
Blackstone, Inc.	63,375	8,200
Citigroup, Inc.	245,418	14,821
Fidelity National Financial, Inc.	202,590	10,571
JPMorgan Chase & Co.	247,385	39,173
Kinsale Capital Group, Inc.	65,012	15,466
Morgan Stanley	183,665	18,029
MSCI, Inc. Class A	12,455	7,631
S&P Global, Inc.	19,422	9,166
		163,446

	Shares	Value

Health Care—12.9%
Abbott Laboratories	123,638	$ 17,401
AbbVie, Inc.	189,461	25,653
Anthem, Inc.	17,237	7,990
Chemed Corp.	10,483	5,546
Johnson & Johnson	83,276	14,246
Merck & Co., Inc.	232,463	17,816
Thermo Fisher Scientific, Inc.	26,300	17,548
UnitedHealth Group, Inc.	21,950	11,022
		117,222

Industrials—10.8%
Cintas Corp.	14,531	6,440
Honeywell International, Inc.	34,581	7,211
L3Harris Technologies, Inc.	58,087	12,386
Leidos Holdings, Inc.	73,106	6,499
Lockheed Martin Corp.	26,858	9,546
Norfolk Southern Corp.	79,611	23,701
Raytheon Technologies Corp.	49,082	4,224
TransUnion	77,034	9,135
Union Pacific Corp.	38,035	9,582
Waste Management, Inc.	57,720	9,633
		98,357

Information Technology—14.4%
Apple, Inc.	49,362	8,765
Broadcom, Inc.	51,396	34,199
Cisco Systems, Inc.	274,389	17,388
Global Payments, Inc.	60,717	8,208
Mastercard, Inc. Class A	24,006	8,626
Microsoft Corp.	50,908	17,121
Teradyne, Inc.	66,119	10,813
Texas Instruments, Inc.	135,859	25,605
		130,725

Materials—3.6%
Celanese Corp.	66,912	11,245
Packaging Corp. of America	102,916	14,012
Royal Gold, Inc.	74,888	7,879
		33,136

Real Estate—11.1%
Alexandria Real Estate Equities, Inc.	39,623	8,834
American Tower Corp.	128,916	37,708
	Shares	Value

Real Estate—continued
Crown Castle International Corp.	95,194	$ 19,871
Medical Properties Trust, Inc.	600,416	14,188
Prologis, Inc.	52,212	8,791
Sun Communities, Inc.	52,170	10,954
		100,346

Utilities—6.8%
Atmos Energy Corp.	266,239	27,894
DTE Energy Co.	81,838	9,783
NextEra Energy, Inc.	146,100	13,640
WEC Energy Group, Inc.	106,089	10,298
		61,615

Total Common Stocks (Identified Cost $650,979)		899,149

Total Long-Term Investments—99.1% (Identified Cost $650,979)		899,149

Short-Term Investment—1.2%
Money Market Mutual Fund—1.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(1)	10,678,482	10,678
Total Short-Term Investment (Identified Cost $10,678)		10,678

TOTAL INVESTMENTS—100.3% (Identified Cost $661,657)		$909,827
Other assets and liabilities, net—(0.3)%		(2,850)
NET ASSETS—100.0%		$906,977

Abbreviations:
ADR	American Depositary Receipt
MSCI	Morgan Stanley Capital International
PJSC	Public Joint Stock Company
S&P	Standard & Poor’s

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

NFJ Dividend Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$899,149	$899,149
Money Market Mutual Fund	10,678	10,678
Total Investments	$909,827	$909,827
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2021.
There were no transfers into or out of Level 3 related to securities held at December 31, 2021.
See Notes to Financial Statements

NFJ International Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
($ reported in thousands)
	Shares	Value
Preferred Stock—4.3%
South Korea—4.3%
Samsung Electronics Co., Ltd., 2.180%	105,991	$ 6,348
Total Preferred Stock (Identified Cost $6,774)		6,348

Common Stocks—94.8%
Australia—1.7%
JB Hi-Fi Ltd.	49,632	1,745
Macquarie Group Ltd.	4,834	722
		2,467

Brazil—0.9%
B3 S.A. - Brasil Bolsa Balcao	661,900	1,324
Canada—2.5%
Canadian National Railway Co.	5,941	730
Cogeco Communications, Inc.	12,650	1,007
National Bank of Canada	17,204	1,312
Royal Bank of Canada	5,374	570
		3,619

China—16.9%
Alibaba Group Holding Ltd.(1)	181,400	2,766
China Lesso Group Holdings Ltd.	1,535,000	2,205
China Merchants Bank Co., Ltd. Class A	761,300	5,818
ENN Energy Holdings Ltd.	58,700	1,105
Longfor Group Holdings Ltd.	616,000	2,899
Luxshare Precision Industry Co., Ltd. Class A	682,475	5,269
NetEase, Inc.	31,100	628
Ping An Insurance Group Co. of China Ltd. Class A	273,100	2,160
Tencent Holdings Ltd.	33,300	1,951
		24,801

Finland—2.5%
Kesko Oyj Class B	87,806	2,933
Valmet Oyj	16,902	726
		3,659

France—7.5%
BioMerieux	23,500	3,342
BNP Paribas S.A.	32,370	2,240
Kering S.A.	391	315
L’Oreal S.A.	2,948	1,399
	Shares	Value

France—continued
Sanofi	21,459	$ 2,164
Schneider Electric SE	7,418	1,456
		10,916

Germany—3.1%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered Shares	5,350	1,587
Vonovia SE	52,783	2,914
		4,501

Hong Kong—1.7%
AIA Group Ltd.	71,400	720
Hong Kong Exchanges & Clearing Ltd.	12,500	730
Techtronic Industries Co., Ltd.	56,000	1,114
		2,564

India—0.9%
HDFC Bank Ltd. ADR	9,644	628
Reliance Industries Ltd. Sponsored GDR 144A(2)	10,837	693
		1,321

Italy—1.7%
Enel SpA	310,137	2,488
Japan—7.9%
Advantest Corp.	7,700	730
Disco Corp.	2,400	733
ITOCHU Corp.	118,700	3,630
KDDI Corp.	24,000	702
Sony Group Corp.	17,300	2,177
Tokio Marine Holdings, Inc.	13,300	739
Tokyo Electron Ltd.	1,300	749
Toyota Motor Corp.	118,400	2,167
		11,627

Kazakhstan—0.5%
Kaspi.KZ JSC GDR	5,962	692
Netherlands—0.5%
Wolters Kluwer N.V.	6,291	742
Russia—4.1%
LUKOIL PJSC Sponsored ADR	66,588	5,980
Saudi Arabia—0.9%
Saudi Arabian Oil Co.	138,137	1,317
Singapore—5.9%
DBS Group Holdings Ltd.	122,800	2,976
	Shares	Value

Singapore—continued
Mapletree Industrial Trust	2,835,500	$ 5,702
		8,678

South Africa—2.6%
Gold Fields Ltd. Sponsored ADR	344,448	3,785
South Korea—2.0%
Samsung Electronics Co., Ltd.	45,279	2,982
Spain—2.0%
Iberdrola S.A.	248,534	2,946
Sweden—0.5%
Swedish Match AB	91,361	728
Switzerland—5.1%
Nestle S.A. Registered Shares	5,174	724
Roche Holding AG	1,748	727
Swiss Life Holding AG Registered Shares	2,641	1,620
Zurich Insurance Group AG	9,918	4,358
		7,429

Taiwan—7.0%
E.Sun Financial Holding Co., Ltd.	695,778	706
Micro-Star International Co., Ltd.	454,000	2,634
Taiwan Semiconductor Manufacturing Co., Ltd.	268,000	5,957
Vanguard International Semiconductor Corp.	162,000	925
		10,222

United Kingdom—7.8%
3i Group plc	40,111	787
BAE Systems plc	178,701	1,330
London Stock Exchange Group plc	43,928	4,120
Rio Tinto plc	77,748	5,148
		11,385

United States—8.6%
American Tower Corp.	10,068	2,945
Broadcom, Inc.	9,444	6,284
Global Payments, Inc.	12,972	1,754
See Notes to Financial Statements

NFJ International Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Shares	Value

United States—continued
Teradyne, Inc.	9,857	$ 1,612
		12,595

Total Common Stocks (Identified Cost $120,284)		138,768

Total Long-Term Investments—99.1% (Identified Cost $127,058)		145,116

	Shares	Value

Short-Term Investment—0.1%
Money Market Mutual Fund—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(3)	127,773	$ 128
Total Short-Term Investment (Identified Cost $128)		128

TOTAL INVESTMENTS—99.2% (Identified Cost $127,186)		$145,244
Other assets and liabilities, net—0.8%		1,118
NET ASSETS—100.0%		$146,362

Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
PJSC	Public Joint Stock Company

Footnote Legend:
(1)	Non-income producing.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, these securities amounted to a value of $693 or 0.5% of net assets.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
China	17%
United States	9
Japan	8
United Kingdom	8
France	8
Taiwan	7
South Korea	6
Other	37
Total	100%
† % of total investments as of December 31, 2021.
The following table summarizes the market value of the Fund’s investments as of December 31, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$138,768	$138,768
Preferred Stock	6,348	6,348
Money Market Mutual Fund	128	128
Total Investments	$145,244	$145,244
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2021.
There were no transfers into or out of Level 3 related to securities held at December 31, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

NFJ Large-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—98.5%
Communication Services—4.6%
Activision Blizzard, Inc.	27,072	$ 1,801
Alphabet, Inc. Class A(1)	1,936	5,609
Cable One, Inc.	2,014	3,552
Cogent Communications Holdings, Inc.	22,266	1,629
Comcast Corp. Class A	64,589	3,251
		15,842

Consumer Discretionary—8.6%
Best Buy Co., Inc.	34,622	3,518
Dollar General Corp.	12,337	2,909
Domino’s Pizza, Inc.	3,079	1,738
DR Horton, Inc.	18,142	1,968
Home Depot, Inc. (The)	20,230	8,396
Pool Corp.	9,612	5,440
Target Corp.	7,675	1,776
Wendy’s Co. (The)	157,779	3,763
		29,508

Consumer Staples—2.7%
Hershey Co. (The)	8,040	1,555
Procter & Gamble Co. (The)	26,311	4,304
Walmart, Inc.	24,665	3,569
		9,428

Energy—4.8%
ConocoPhillips	82,474	5,953
Hess Corp.	40,518	3,000
ONEOK, Inc.	33,583	1,973
Phillips 66	34,408	2,493
Valero Energy Corp.	41,207	3,095
		16,514

Financials—18.6%
Allstate Corp. (The)	20,649	2,429
Bank of America Corp.	144,461	6,427
Broadridge Financial Solutions, Inc.	8,840	1,616
Citigroup, Inc.	51,938	3,137
Fidelity National Financial, Inc.	34,877	1,820
First American Financial Corp.	25,578	2,001
Goldman Sachs Group, Inc. (The)	8,608	3,293
Intercontinental Exchange, Inc.	23,174	3,169
JPMorgan Chase & Co.	90,395	14,314
Marsh & McLennan Cos., Inc.	19,590	3,405
Moody’s Corp.	4,231	1,653
	Shares	Value

Financials—continued
Morgan Stanley	53,306	$ 5,233
PNC Financial Services Group, Inc. (The)	8,929	1,790
Primerica, Inc.	19,437	2,979
Regions Financial Corp.	72,861	1,588
S&P Global, Inc.	7,605	3,589
T. Rowe Price Group, Inc.	18,947	3,726
Willis Towers Watson plc	7,466	1,773
		63,942

Health Care—14.5%
Abbott Laboratories	22,718	3,197
AbbVie, Inc.	58,453	7,915
Amgen, Inc.	7,961	1,791
Anthem, Inc.	10,614	4,920
Bristol-Myers Squibb Co.	28,771	1,794
Chemed Corp.	7,673	4,059
Danaher Corp.	11,428	3,760
Humana, Inc.	7,049	3,270
Johnson & Johnson	9,286	1,589
Merck & Co., Inc.	80,107	6,139
STERIS plc	14,914	3,630
Thermo Fisher Scientific, Inc.	11,569	7,719
		49,783

Industrials—17.3%
Carrier Global Corp.	35,482	1,925
Cintas Corp.	4,428	1,962
Copart, Inc.(1)	12,231	1,854
CSX Corp.	100,262	3,770
Cummins, Inc.	6,155	1,343
Deere & Co.	6,236	2,138
Dover Corp.	10,625	1,929
EMCOR Group, Inc.	32,341	4,120
Expeditors International of Washington, Inc.	13,095	1,759
Fair Isaac Corp.(1)	3,114	1,350
FTI Consulting, Inc.(1)	12,261	1,881
Honeywell International, Inc.	14,184	2,957
L3Harris Technologies, Inc.	34,279	7,310
Leidos Holdings, Inc.	25,977	2,309
Lockheed Martin Corp.	7,611	2,705
Masco Corp.	50,123	3,520
Mercury Systems, Inc.(1)	32,412	1,785
Norfolk Southern Corp.	8,520	2,536
Roper Technologies, Inc.	11,279	5,548
Toro Co. (The)	16,507	1,649
TransUnion	28,015	3,322
Waste Management, Inc.	10,914	1,822
		59,494

	Shares	Value

Information Technology—12.5%
Adobe, Inc. (1)	2,603	$ 1,476
Apple, Inc.	31,947	5,673
Aspen Technology, Inc.(1)	9,619	1,464
Cisco Systems, Inc.	46,510	2,947
Fiserv, Inc.(1)	9,755	1,013
Global Payments, Inc.	9,426	1,274
Intel Corp.	48,226	2,484
KLA Corp.	5,088	2,188
Lam Research Corp.	6,283	4,519
Mastercard, Inc. Class A	3,819	1,372
Microsoft Corp.	27,743	9,331
PayPal Holdings, Inc.(1)	6,794	1,281
Teledyne Technologies, Inc.(1)	7,785	3,401
Texas Instruments, Inc.	17,217	3,245
Visa, Inc. Class A	5,944	1,288
		42,956

Materials—5.6%
Air Products & Chemicals, Inc.	11,773	3,582
Avery Dennison Corp.	7,880	1,707
Ball Corp.	17,165	1,653
Celanese Corp.	24,172	4,062
Packaging Corp. of America	24,821	3,379
Reliance Steel & Aluminum Co.	11,175	1,813
Royal Gold, Inc.	27,292	2,871
		19,067

Real Estate—4.3%
Alexandria Real Estate Equities, Inc.	15,939	3,554
American Tower Corp.	19,211	5,619
Medical Properties Trust, Inc.	76,472	1,807
Prologis, Inc.	22,876	3,851
		14,831

Utilities—5.0%
NextEra Energy, Inc.	130,741	12,206
ONE Gas, Inc.	25,980	2,016
Sempra Energy	9,638	1,275
See Notes to Financial Statements

NFJ Large-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Shares	Value

Utilities—continued
WEC Energy Group, Inc.	17,008	$ 1,651
		17,148

Total Common Stocks (Identified Cost $249,203)		338,513

Total Long-Term Investments—98.5% (Identified Cost $249,203)		338,513

	Shares	Value

Short-Term Investment—1.5%
Money Market Mutual Fund—1.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	4,992,326	$ 4,992
Total Short-Term Investment (Identified Cost $4,992)		4,992

TOTAL INVESTMENTS—100.0% (Identified Cost $254,195)		$343,505
Other assets and liabilities, net—0.0%		116
NET ASSETS—100.0%		$343,621
Abbreviation:
S&P	Standard & Poor’s

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the market value of the Fund’s investments as of December 31, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$338,513	$338,513
Money Market Mutual Fund	4,992	4,992
Total Investments	$343,505	$343,505
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2021.
There were no transfers into or out of Level 3 related to securities held at December 31, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

NFJ Mid-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—99.5%
Communication Services—3.1%
Cable One, Inc.	7,263	$ 12,808
Cogent Communications Holdings, Inc.	146,082	10,690
Electronic Arts, Inc.	119,927	15,818
ViacomCBS, Inc. Class B	201,750	6,089
		45,405

Consumer Discretionary—12.5%
AutoZone, Inc.(1)	6,933	14,534
Best Buy Co., Inc.	179,676	18,255
Deckers Outdoor Corp.(1)	30,309	11,102
Dollar General Corp.	61,361	14,471
Domino’s Pizza, Inc.	13,019	7,347
DR Horton, Inc.	133,579	14,487
Lowe’s Cos., Inc.	54,582	14,108
Pool Corp.	20,649	11,687
PulteGroup, Inc.	333,601	19,069
Rollins, Inc.	435,376	14,894
TopBuild Corp.(1)	45,292	12,497
Wendy’s Co. (The)	305,180	7,279
Whirlpool Corp.	28,168	6,610
Yum China Holdings, Inc.	297,273	14,816
		181,156

Consumer Staples—4.7%
Church & Dwight Co., Inc.	142,364	14,592
Hershey Co. (The)	45,920	8,884
Kroger Co. (The)	332,703	15,058
McCormick & Co., Inc. Non-voting Shares	151,698	14,656
Tyson Foods, Inc. Class A	163,841	14,280
		67,470

Energy—3.5%
Hess Corp.	192,816	14,274
ONEOK, Inc.	143,985	8,461
Phillips 66	194,140	14,067
Valero Energy Corp.	177,947	13,366
		50,168

Financials—15.8%
AGNC Investment Corp.	787,073	11,838
Allstate Corp. (The)	98,028	11,533
Apollo Global Management, Inc. Class A	153,864	11,144
Broadridge Financial Solutions, Inc.	58,844	10,758
Citizens Financial Group, Inc.	250,382	11,830
Equitable Holdings, Inc.	432,079	14,168
Fidelity National Financial, Inc.	268,577	14,014
First Republic Bank	47,945	9,901
	Shares	Value

Financials—continued
Gallagher (Arthur J.) & Co.	82,023	$ 13,917
Globe Life, Inc.	137,196	12,858
Hanover Insurance Group, Inc. (The)	82,043	10,752
Kinsale Capital Group, Inc.	72,414	17,226
M&T Bank Corp.	73,732	11,324
MSCI, Inc. Class A	10,808	6,622
Nasdaq, Inc.	36,806	7,730
New Residential Investment Corp.	1,009,693	10,814
Progressive Corp. (The)	98,087	10,069
Reinsurance Group of America, Inc.	126,818	13,885
State Street Corp.	119,233	11,089
T. Rowe Price Group, Inc.	31,728	6,239
		227,711

Health Care—9.0%
Agilent Technologies, Inc.	40,901	6,530
Amgen, Inc.	66,082	14,866
Anthem, Inc.	28,799	13,349
Chemed Corp.	27,318	14,452
Humana, Inc.	11,034	5,118
IQVIA Holdings, Inc.(1)	26,533	7,486
Quest Diagnostics, Inc.	48,355	8,366
ResMed, Inc.	53,461	13,926
STERIS plc	30,145	7,338
Teleflex, Inc.	40,692	13,366
Veeva Systems, Inc. Class A(1)	41,971	10,723
West Pharmaceutical Services, Inc.	30,839	14,464
		129,984

Industrials—16.6%
AMETEK, Inc.	86,037	12,651
Carrier Global Corp.	223,112	12,102
Copart, Inc.(1)	93,100	14,116
Cummins, Inc.	67,289	14,678
Dover Corp.	38,729	7,033
EMCOR Group, Inc.	92,586	11,794
Fair Isaac Corp.(1)	32,290	14,003
Graco, Inc.	164,284	13,245
L3Harris Technologies, Inc.	56,411	12,029
Leidos Holdings, Inc.	133,354	11,855
Masco Corp.	208,041	14,609
Mercury Systems, Inc.(1)	137,819	7,588
Norfolk Southern Corp.	46,101	13,725
Northrop Grumman Corp.	34,107	13,202
Old Dominion Freight Line, Inc.	19,593	7,022
Republic Services, Inc. Class A	98,943	13,798
Roper Technologies, Inc.	27,570	13,561
	Shares	Value

Industrials—continued
Stanley Black & Decker, Inc.	64,385	$ 12,144
Toro Co. (The)	68,005	6,794
TransUnion	118,396	14,039
		239,988

Information Technology—13.4%
Broadcom, Inc.	21,013	13,982
Cadence Design Systems, Inc.(1)	75,270	14,027
Global Payments, Inc.	79,317	10,722
Hewlett Packard Enterprise Co.	865,553	13,650
HP, Inc.	460,830	17,359
Jabil, Inc.	115,783	8,145
Jack Henry & Associates, Inc.	83,120	13,880
Keysight Technologies, Inc.(1)	35,039	7,236
Micron Technology, Inc.	177,190	16,505
Motorola Solutions, Inc.	24,899	6,765
Skyworks Solutions, Inc.	75,956	11,784
Synopsys, Inc.(1)	39,323	14,491
Teledyne Technologies, Inc.(1)	37,714	16,477
Teradyne, Inc.	175,898	28,765
		193,788

Materials—6.3%
Ball Corp.	138,366	13,321
Celanese Corp.	77,595	13,041
FMC Corp.	98,305	10,803
LyondellBasell Industries NV Class A	142,667	13,158
Packaging Corp. of America	77,269	10,520
Reliance Steel & Aluminum Co.	87,228	14,150
Royal Gold, Inc.	147,688	15,538
		90,531

Real Estate—5.1%
Alexandria Real Estate Equities, Inc.	33,430	7,453
American Tower Corp.	49,703	14,538
Medical Properties Trust, Inc.	508,455	12,015
National Health Investors, Inc.	154,682	8,890
Prologis, Inc.	66,019	11,115
Realty Income Corp.	92,515	6,623
Sun Communities, Inc.	64,742	13,594
		74,228

Utilities—9.5%
Alliant Energy Corp.	237,274	14,585
American Water Works Co., Inc.	69,926	13,206
See Notes to Financial Statements

NFJ Mid-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Shares	Value

Utilities—continued
Atmos Energy Corp.	209,180	$ 21,916
DTE Energy Co.	69,629	8,323
Eversource Energy	179,517	16,333
ONE Gas, Inc.	124,325	9,646
Sempra Energy	106,319	14,064
WEC Energy Group, Inc.	187,779	18,228
Xcel Energy, Inc.	312,998	21,190
		137,491

Total Common Stocks (Identified Cost $1,113,219)		1,437,920

Total Long-Term Investments—99.5% (Identified Cost $1,113,219)		1,437,920

	Shares	Value

Short-Term Investment—0.7%
Money Market Mutual Fund—0.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	10,031,698	$ 10,032
Total Short-Term Investment (Identified Cost $10,032)		10,032

TOTAL INVESTMENTS—100.2% (Identified Cost $1,123,251)		$1,447,952
Other assets and liabilities, net—(0.2)%		(2,222)
NET ASSETS—100.0%		$1,445,730
Abbreviation:
MSCI	Morgan Stanley Capital International

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the market value of the Fund’s investments as of December 31, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,437,920	$1,437,920
Money Market Mutual Fund	10,032	10,032
Total Investments	$1,447,952	$1,447,952
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2021.
There were no transfers into or out of Level 3 related to securities held at December 31, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

NFJ Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—98.4%
Communication Services—2.2%
Cogeco Communications, Inc.	60,955	$ 4,854
Cogent Communications Holdings, Inc.	58,455	4,278
TEGNA, Inc.	121,805	2,260
		11,392

Consumer Discretionary—12.2%
Acushnet Holdings Corp.	90,859	4,823
Fox Factory Holding Corp.(1)	16,027	2,726
KB Home	184,058	8,233
Leslie’s, Inc.(1)	128,067	3,030
Lithia Motors, Inc.	6,658	1,977
Malibu Boats, Inc. Class A(1)	74,094	5,093
MDC Holdings, Inc.	147,825	8,253
SiteOne Landscape Supply, Inc.(1)	14,072	3,409
Standard Motor Products, Inc.	44,860	2,350
TopBuild Corp.(1)	20,934	5,776
Wendy’s Co. (The)	214,210	5,109
Wingstop, Inc.	15,197	2,626
Winnebago Industries, Inc.	76,040	5,697
YETI Holdings, Inc.(1)	60,749	5,032
		64,134

Consumer Staples—1.5%
Nomad Foods Ltd.(1)	126,375	3,209
Simply Good Foods Co. (The)(1)	50,235	2,088
WD-40 Co.	10,271	2,513
		7,810

Energy—3.0%
Delek Logistics Partners LP	95,397	4,076
HollyFrontier Corp.	158,411	5,193
Matador Resources Co.	87,278	3,222
Ovintiv, Inc.	104,263	3,514
		16,005

Financials—29.6%
AllianceBernstein Holding LP	86,216	4,211
Apollo Commercial Real Estate Finance, Inc.	316,191	4,161
Arbor Realty Trust, Inc.	231,889	4,248
Atlantic Union Bankshares Corp.	102,465	3,821
BancFirst Corp.	40,572	2,863
Bank of Hawaii Corp.	32,458	2,719
Blackstone Mortgage Trust, Inc. Class A	231,957	7,103
Cannae Holdings, Inc.(1)	53,661	1,886
CNO Financial Group, Inc.	116,457	2,776
Commerce Bancshares, Inc.	33,830	2,326
	Shares	Value

Financials—continued
Community Bank System, Inc.	114,610	$ 8,536
Compass Diversified Holdings	84,569	2,586
Enterprise Financial Services Corp.	89,565	4,218
Essent Group Ltd.	107,012	4,872
Federal Agricultural Mortgage Corp. Class C	15,743	1,951
First American Financial Corp.	68,059	5,324
First Citizens BancShares, Inc. Class A	3,046	2,528
First Interstate BancSystem, Inc. Class A	52,233	2,124
Glacier Bancorp, Inc.	88,251	5,004
Globe Life, Inc.	41,438	3,884
Hamilton Lane, Inc. Class A	50,273	5,209
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	84,345	4,480
Hanover Insurance Group, Inc. (The)	31,582	4,139
Horace Mann Educators Corp.	115,168	4,457
Houlihan Lokey, Inc. Class A	50,301	5,207
Independent Bank Corp.	50,341	4,104
Kinsale Capital Group, Inc.	27,030	6,430
Meta Financial Group, Inc.	47,500	2,834
Old Republic International Corp.	194,942	4,792
PennyMac Financial Services, Inc.	43,378	3,027
Primerica, Inc.	16,561	2,538
PROG Holdings, Inc.(1)	51,842	2,339
Radian Group, Inc.	223,728	4,727
Selective Insurance Group, Inc.	31,834	2,609
SouthState Corp.	47,566	3,811
Stifel Financial Corp.	53,254	3,750
United Community Banks, Inc.	112,337	4,037
Valley National Bancorp	312,665	4,299
Walker & Dunlop, Inc.	39,238	5,920
		155,850

Health Care—4.6%
Addus HomeCare Corp.(1)	54,732	5,118
Chemed Corp.	10,116	5,352
CONMED Corp.	34,009	4,821
Encompass Health Corp.	47,615	3,107
Ensign Group, Inc. (The)	33,775	2,836
Medpace Holdings, Inc.(1)	13,626	2,965
		24,199

Industrials—17.2%
ABM Industries, Inc.	75,416	3,081
	Shares	Value

Industrials—continued
Allison Transmission Holdings, Inc.	61,707	$ 2,243
Brady Corp. Class A	89,308	4,814
CBIZ, Inc.(1)	131,413	5,141
Curtiss-Wright Corp.	36,193	5,019
Douglas Dynamics, Inc.	115,088	4,495
EMCOR Group, Inc.	25,954	3,306
ESCO Technologies, Inc.	26,823	2,414
Exponent, Inc.	25,977	3,032
Federal Signal Corp.	57,397	2,488
Hillenbrand, Inc.	57,189	2,973
ITT, Inc.	27,464	2,806
KBR, Inc.	61,172	2,913
ManTech International Corp. Class A	57,851	4,219
McGrath RentCorp	63,792	5,120
Mercury Systems, Inc.(1)	53,366	2,938
MSA Safety, Inc.	12,944	1,954
Simpson Manufacturing Co., Inc.	22,316	3,103
SkyWest, Inc.(1)	80,535	3,165
SPX Corp.(1)	44,280	2,643
Tetra Tech, Inc.	12,742	2,164
Toro Co. (The)	25,348	2,532
Triton International Ltd.	69,543	4,189
UFP Industries, Inc.	61,959	5,701
Watts Water Technologies, Inc. Class A	17,977	3,491
Werner Enterprises, Inc.	102,017	4,862
		90,806

Information Technology—10.7%
AudioCodes Ltd.	114,637	3,982
Cirrus Logic, Inc.(1)	25,965	2,389
Diodes, Inc.(1)	55,175	6,059
ePlus, Inc.(1)	80,013	4,311
Fabrinet (1)	32,881	3,895
FormFactor, Inc.(1)	110,402	5,048
Jabil, Inc.	55,091	3,876
Methode Electronics, Inc.	84,578	4,159
MKS Instruments, Inc.	33,287	5,798
Progress Software Corp.	96,735	4,669
Sapiens International Corp. N.V.	73,879	2,545
SMART Global Holdings, Inc.(1)	90,975	6,458
SPS Commerce, Inc.(1)	22,675	3,228
		56,417

Materials—5.6%
Cabot Corp.	44,990	2,528
Commercial Metals Co.	78,027	2,832
Gold Fields Ltd. Sponsored ADR	384,060	4,221
Innospec, Inc.	12,519	1,131
Kaiser Aluminum Corp.	28,233	2,652
Royal Gold, Inc.	23,449	2,467
Silgan Holdings, Inc.	114,166	4,891
Sonoco Products Co.	64,005	3,705
See Notes to Financial Statements

NFJ Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Shares	Value

Materials—continued
Stepan Co.	42,276	$ 5,255
		29,682

Real Estate—3.9%
Agree Realty Corp.	61,008	4,354
American Assets Trust, Inc.	49,000	1,839
National Health Investors, Inc.	80,633	4,634
Rexford Industrial Realty, Inc.	34,039	2,761
STAG Industrial, Inc.	89,743	4,304
Terreno Realty Corp.	33,794	2,882
		20,774

Utilities—7.9%
American States Water Co.	31,180	3,225
Black Hills Corp.	91,284	6,442
California Water Service Group	44,492	3,197
IDACORP, Inc.	49,266	5,582
NorthWestern Corp.	91,551	5,233
ONE Gas, Inc.	117,225	9,096
Spire, Inc.	76,892	5,015
Unitil Corp.	80,853	3,719
		41,509

Total Common Stocks (Identified Cost $385,961)		518,578

	Shares	Value

Exchange-Traded Fund—0.5%
Invesco S&P 500 Equal Weight ETF(2)	16,045	$ 2,611
Total Exchange-Traded Fund (Identified Cost $2,246)		2,611

Total Long-Term Investments—98.9% (Identified Cost $388,207)		521,189

Short-Term Investment—3.0%
Money Market Mutual Fund—3.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	15,600,364	15,600
Total Short-Term Investment (Identified Cost $15,600)		15,600

TOTAL INVESTMENTS—101.9% (Identified Cost $403,807)		$536,789
Other assets and liabilities, net—(1.9)%		(10,088)
NET ASSETS—100.0%		$526,701
Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
LP	Limited Partnership
S&P	Standard & Poor’s

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	95%
Bermuda	2
Israel	1
Canada	1
South Africa	1
Total	100%
† % of total investments as of December 31, 2021.
The following table summarizes the market value of the Fund’s investments as of December 31, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$518,578	$518,578
Exchange-Traded Fund	2,611	2,611
Money Market Mutual Fund	15,600	15,600
Total Investments	$536,789	$536,789
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2021.
There were no transfers into or out of Level 3 related to securities held at December 31, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2021
(Reported in thousands except shares and per share amounts)
	AllianzGI Emerging Markets Opportunities Fund	AllianzGI Focused Growth Fund	AllianzGI Global Small-Cap Fund	AllianzGI Health Sciences Fund
Assets
Investment in securities at value(1)	$ 286,350	$ 1,446,100	$ 88,751	$ 204,062
Foreign currency at value(2)	77	—	529	—
Cash	100	500	366	100
Receivables
Investment securities sold	—	—	225	22
Fund shares sold	833	377	5	1,656
Dividends and interest	1,064	168	47	44
Tax reclaims	50	—	155	298
Prepaid expenses	49	80	33	35
Other assets	97	349	75	63
Total assets	288,620	1,447,574	90,186	206,280
Liabilities
Payables
Fund shares repurchased	420	1,599	305	159
Investment securities purchased	—	—	413	—
Foreign capital gains tax	798	—	—	—
Investment advisory fees	151	553	69	136
Distribution and service fees	7	224	12	40
Administration and accounting fees	24	120	8	17
Transfer agent and sub-transfer agent fees and expenses	61	191	20	40
Professional fees	14	20	20	20
Trustee deferred compensation plan	97	349	75	63
Interest expense and/or commitment fees	—	1	—	—
Other accrued expenses	88	103	23	21
Total liabilities	1,660	3,160	945	496
Net Assets	$ 286,960	$ 1,444,414	$ 89,241	$ 205,784
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 252,400	$ 676,020	$ 68,670	$ 167,302
Accumulated earnings (loss)	34,560	768,394	20,571	38,482
Net Assets	$ 286,960	$ 1,444,414	$ 89,241	$ 205,784
Net Assets:
Class A	$ 28,860	$ 869,165	$ 46,063	$ 176,160
Class C	$ 1,085	$ 42,229	$ 2,653	$ 4,121
Class P	$ 9,119	$ 95,667	$ 3,007	$ 2,443
Institutional Class	$ 211,791	$ 221,615	$ 37,518	$ 23,060
Class R6	$ 36,105	$ 207,306	$ —	$ —
Administrative Class	$ —	$ 8,432	$ —	$ —
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	868,536	12,152,704	1,200,414	5,141,341
Class C	32,486	1,283,342	94,296	190,594
Class P	282,399	2,115,128	69,209	69,644
Institutional Class	6,399,155	3,498,882	847,295	656,112
Class R6	1,098,347	3,259,945	—	—
Administrative Class	—	151,140	—	—
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
December 31, 2021
(Reported in thousands except shares and per share amounts)
	AllianzGI Emerging Markets Opportunities Fund	AllianzGI Focused Growth Fund	AllianzGI Global Small-Cap Fund	AllianzGI Health Sciences Fund
Net Asset Value and Redemption Price Per Share:*
Class A	$ 33.23	$ 71.52	$ 38.37	$ 34.26
Class C	$ 33.38	$ 32.91	$ 28.13	$ 21.62
Class P	$ 32.29	$ 45.23	$ 43.46	$ 35.08
Institutional Class	$ 33.10	$ 63.34	$ 44.28	$ 35.15
Class R6	$ 32.87	$ 63.59	$ —	$ —
Administrative Class	$ —	$ 55.79	$ —	$ —
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 35.16	$ 75.68	$ 40.60	$ 36.25
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$ 241,071	$ 703,055	$ 68,346	$ 173,377
(2) Foreign currency at cost	$ 77	$ —	$ 523	$ —

*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
December 31, 2021
(Reported in thousands except shares and per share amounts)
	AllianzGI Income & Growth Fund	AllianzGI Mid-Cap Growth Fund	AllianzGI Small-Cap Fund	AllianzGI Technology Fund
Assets
Investment in securities at value(1)	$ 7,452,090	$ 483,820	$ 184,932	$ 2,372,101
Investment in affiliates at value(2)	16,699	—	—	—
Foreign currency at value(3)	—	—	—	4,713
Cash	1,039	100	301	500
Due from broker	304	—	—	11
Receivables
Investment securities sold	—	—	3	—
Fund shares sold	9,766	330	305	1,088
Dividends and interest	41,158	54	80	1,097
Tax reclaims	—	—	—	54
Prepaid expenses	226	60	39	104
Other assets	905	95	21	537
Total assets	7,522,187	484,459	185,681	2,380,205
Liabilities
Written options at value(4)	753	—	—	4,970
Payables
Fund shares repurchased	4,177	488	345	13,680
Investment securities purchased	—	730	201	—
Dividend distributions	— (a)	—	—	—
Investment advisory fees	4,083	194	91	1,811
Distribution and service fees	1,814	96	22	218
Administration and accounting fees	616	41	16	199
Transfer agent and sub-transfer agent fees and expenses	997	76	48	217
Professional fees	18	18	19	22
Trustee deferred compensation plan	905	95	21	537
Interest expense and/or commitment fees	—	2	—	—
Other accrued expenses	454	48	34	214
Total liabilities	13,817	1,788	797	21,868
Net Assets	$ 7,508,370	$ 482,671	$ 184,884	$ 2,358,337
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 6,852,333	$ 330,355	$ 138,186	$ 1,488,547
Accumulated earnings (loss)	656,037	152,316	46,698	869,790
Net Assets	$ 7,508,370	$ 482,671	$ 184,884	$ 2,358,337
Net Assets:
Class A	$ 2,566,178	$ 369,949	$ 87,427	$ 807,002
Class C	$ 1,520,489	$ 12,229	$ 4,869	$ 48,978
Class P	$ 1,713,917	$ 18,287	$ 26,207	$ 120,374
Institutional Class	$ 1,707,786	$ 79,420	$ 57,073	$ 1,366,346
Class R6	$ —	$ —	$ 9,308	$ —
Administrative Class	$ —	$ 2,786	$ —	$ 15,637
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	191,851,397	81,960,757	3,525,739	13,039,835
Class C	126,792,751	4,154,938	210,189	2,051,869
Class P	124,143,246	3,194,824	1,040,856	1,513,968
Institutional Class	122,243,938	13,689,921	2,250,203	16,475,116
Class R6	—	—	366,098	—
Administrative Class	—	555,001	—	218,945
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
December 31, 2021
(Reported in thousands except shares and per share amounts)
	AllianzGI Income & Growth Fund	AllianzGI Mid-Cap Growth Fund	AllianzGI Small-Cap Fund	AllianzGI Technology Fund
Net Asset Value and Redemption Price Per Share:*
Class A	$ 13.38	$ 4.51	$ 24.80	$ 61.89
Class C	$ 11.99	$ 2.94	$ 23.17	$ 23.87
Class P	$ 13.81	$ 5.72	$ 25.18	$ 79.51
Institutional Class	$ 13.97	$ 5.80	$ 25.36	$ 82.93
Class R6	$ —	$ —	$ 25.42	$ —
Administrative Class	$ —	$ 5.02	$ —	$ 71.42
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 14.16	$ 4.77	$ 26.24	$ 65.49
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$ 6,961,615	$ 346,012	$ 141,419	$ 1,637,812
(2) Investment in affiliates at cost	$ 24,558	$ —	$ —	$ —
(3) Foreign currency at cost	$ —	$ —	$ —	$ 4,061
(4) Written options premiums received	$ 1,195	$ —	$ —	$ 13,594

(a)	Amount is less than $500.
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
December 31, 2021
(Reported in thousands except shares and per share amounts)
	NFJ Dividend Value Fund	NFJ International Value Fund	NFJ Large-Cap Value Fund	NFJ Mid-Cap Value Fund
Assets
Investment in securities at value(1)	$ 909,827	$ 145,244	$ 343,505	$ 1,447,952
Foreign currency at value(2)	—	18	—	—
Cash	100	100	100	500
Receivables
Investment securities sold	889	4,052	—	20,302
Fund shares sold	116	56	121	1,580
Dividends and interest	2,030	374	277	2,177
Tax reclaims	179	379	42	18
Prepaid expenses	72	53	61	91
Other assets	2,106	442	256	428
Total assets	915,319	150,718	344,362	1,473,048
Liabilities
Payables
Fund shares repurchased	3,524	86	143	10,912
Investment securities purchased	1,509	3,605	—	14,657
Investment advisory fees	345	75	126	542
Distribution and service fees	460	44	43	170
Administration and accounting fees	74	13	28	120
Transfer agent and sub-transfer agent fees and expenses	207	63	84	300
Professional fees	18	22	19	20
Trustee deferred compensation plan	2,106	442	256	428
Interest expense and/or commitment fees	1	—	—	1
Other accrued expenses	98	6	42	168
Total liabilities	8,342	4,356	741	27,318
Net Assets	$ 906,977	$ 146,362	$ 343,621	$ 1,445,730
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 647,373	$ 563,160	$ 246,256	$ 1,096,319
Accumulated earnings (loss)	259,604	(416,798)	97,365	349,411
Net Assets	$ 906,977	$ 146,362	$ 343,621	$ 1,445,730
Net Assets:
Class A	$ 451,371	$ 67,110	$ 191,835	$ 606,347
Class C	$ 17,547	$ 2,671	$ 3,664	$ 38,819
Class P	$ 197,099	$ 23,965	$ 19,292	$ 185,107
Institutional Class	$ 111,872	$ 47,797	$ 128,192	$ 484,097
Class R6	$ 91,325	$ 2,845	$ 97	$ 87,312
Administrative Class	$ 37,763	$ 1,974	$ 541	$ 44,048
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	33,502,586	3,016,076	5,584,847	17,653,728
Class C	1,270,179	122,269	105,457	1,443,678
Class P	14,460,831	1,069,496	555,576	7,132,861
Institutional Class	8,219,879	2,131,682	3,751,565	12,990,056
Class R6	6,746,936	127,019	2,827	2,344,807
Administrative Class	2,715,867	88,252	15,481	1,233,820
Net Asset Value and Redemption Price Per Share:*
Class A	$ 13.47	$ 22.25	$ 34.35	$ 34.35
Class C	$ 13.81	$ 21.85	$ 34.74	$ 26.89
Class P	$ 13.63	$ 22.41	$ 34.72	$ 25.95
Institutional Class	$ 13.61	$ 22.42	$ 34.17	$ 37.27
Class R6	$ 13.54	$ 22.40	$ 34.15	$ 37.24
Administrative Class	$ 13.90	$ 22.37	$ 34.94	$ 35.70
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
December 31, 2021
(Reported in thousands except shares and per share amounts)
	NFJ Dividend Value Fund	NFJ International Value Fund	NFJ Large-Cap Value Fund	NFJ Mid-Cap Value Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 14.25	$ 23.54	$ 36.35	$ 36.35
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$ 661,657	$ 127,186	$ 254,195	$ 1,123,251
(2) Foreign currency at cost	$ —	$ 17	$ —	$ —

*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
December 31, 2021
(Reported in thousands except shares and per share amounts)
NFJ Small-Cap Value Fund
Assets
Investment in securities at value(1)	$ 536,789
Cash	100
Receivables
Investment securities sold	32
Fund shares sold	313
Dividends and interest	685
Tax reclaims	11
Prepaid expenses	60
Other assets	1,768
Total assets	539,758
Liabilities
Due to custodian	32
Payables
Fund shares repurchased	9,864
Investment advisory fees	255
Distribution and service fees	780
Administration and accounting fees	44
Transfer agent and sub-transfer agent fees and expenses	211
Professional fees	20
Trustee deferred compensation plan	1,768
Other accrued expenses	83
Total liabilities	13,057
Net Assets	$ 526,701
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 399,159
Accumulated earnings (loss)	127,542
Net Assets	$ 526,701
Net Assets:
Class A	$ 306,710
Class C	$ 1,643
Class P	$ 20,679
Institutional Class	$ 79,187
Class R6	$ 80,826
Administrative Class	$ 37,656
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	19,975,710
Class C	122,948
Class P	1,129,148
Institutional Class	4,264,879
Class R6	4,401,332
Administrative Class	2,456,395
Net Asset Value and Redemption Price Per Share:*
Class A	$ 15.35
Class C	$ 13.36
Class P	$ 18.31
Institutional Class	$ 18.57
Class R6	$ 18.36
Administrative Class	$ 15.33
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
December 31, 2021
(Reported in thousands except shares and per share amounts)
NFJ Small-Cap Value Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 16.24
Maximum Sales Charge - Class A	5.50%
(1) Investment in securities at cost	$ 403,807

*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF OPERATIONS (Unaudited)
SIX MONTHS ENDED December 31, 2021
($ reported in thousands)
	AllianzGI Emerging Markets Opportunities Fund	AllianzGI Focused Growth Fund	AllianzGI Global Small-Cap Fund	AllianzGI Health Sciences Fund	AllianzGI Income & Growth Fund
Investment Income
Dividends	$ 5,695	$ 3,270	$ 493	$ 861	$ 19,985
Dividends from affiliates	—	—	—	—	278
Interest	—	—	—	—	60,908
Foreign taxes withheld	(845)	—	(30)	(5)	(21)
Total investment income	4,850	3,270	463	856	81,150
Expenses
Investment advisory fees	1,240	3,343	432	807	23,756
Distribution and service fees, Class A	40	1,115	62	220	3,126
Distribution and service fees, Class C	6	239	15	19	7,537
Distribution and service fees, Administrative Class	—	9	—	—	—
Administration and accounting fees	146	728	51	103	3,565
Transfer agent fees and expenses	66	346	23	50	1,614
Sub-transfer agent fees and expenses, Class A	22	260	26	73	691
Sub-transfer agent fees and expenses, Class C	1	14	2	2	504
Sub-transfer agent fees and expenses, Class P	4	42	2	— (1)	719
Sub-transfer agent fees and expenses, Institutional Class	117	67	14	11	586
Sub-transfer agent fees and expenses, Administrative Class	—	2	—	—	—
Custodian fees	50	18	11	3	105
Printing fees and expenses	9	30	3	5	152
Professional fees	20	21	17	18	42
Interest expense and/or commitment fees	— (1)	4	— (1)	— (1)	15
Registration fees	18	24	19	12	69
Trustees’ fees and expenses	23	112	8	15	542
Miscellaneous expenses	20	50	8	20	96
Total expenses	1,782	6,424	693	1,358	43,119
Less net expenses reimbursed and/or waived by investment adviser and/or administrator (2)	(352)	(31)	4	— (1)	(37)
Net expenses	1,430	6,393	697	1,358	43,082
Net investment income (loss)	3,420	(3,123)	(234)	(502)	38,068
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	103	95,124	2,427	21,827	194,026
Investment in affiliates	—	—	—	—	225
Foreign currency transactions	17	—	3	2	—
Foreign capital gains tax	(508)	—	—	—	—
Forward foreign currency transactions	89	—	(5)	—	—
Written options	—	—	—	—	2,500
Net change in unrealized appreciation (depreciation) on:
Investments	(34,744)	20,808	(2,024)	(1,974)	51,415
Investment in affiliates	—	—	—	—	212
Foreign currency transactions	6	—	2	— (1)	—
Foreign capital gains tax	285	—	—	—	—
Written options	—	—	—	—	3,516
Net realized and unrealized gain (loss) on investments	(34,752)	115,932	403	19,855	251,894
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED December 31, 2021
($ reported in thousands)
	AllianzGI Emerging Markets Opportunities Fund	AllianzGI Focused Growth Fund	AllianzGI Global Small-Cap Fund	AllianzGI Health Sciences Fund	AllianzGI Income & Growth Fund
Net increase (decrease) in net assets resulting from operations	$(31,332)	$112,809	$ 169	$19,353	$289,962

(1)	Amount is less than $500.
(2)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED December 31, 2021
($ reported in thousands)
	AllianzGI Mid-Cap Growth Fund	AllianzGI Small-Cap Fund	AllianzGI Technology Fund	NFJ Dividend Value Fund	NFJ International Value Fund
Investment Income
Dividends	$ 891	$1,364	$ 4,042	$ 11,545	$ 2,594
Foreign taxes withheld	—	(2)	(221)	(263)	(253)
Total investment income	891	1,362	3,821	11,282	2,341
Expenses
Investment advisory fees	1,193	532	11,324	2,006	448
Distribution and service fees, Class A	490	110	1,046	545	87
Distribution and service fees, Class C	69	24	269	90	15
Distribution and service fees, Administrative Class	4	—	26	44	2
Administration and accounting fees	251	91	1,229	438	77
Transfer agent fees and expenses	126	43	583	208	37
Sub-transfer agent fees and expenses, Class A	97	32	352	237	77
Sub-transfer agent fees and expenses, Class C	4	2	25	10	2
Sub-transfer agent fees and expenses, Class P	15	18	100	89	13
Sub-transfer agent fees and expenses, Institutional Class	21	18	361	132	13
Sub-transfer agent fees and expenses, Administrative Class	— (1)	—	72	4	1
Custodian fees	8	16	42	16	14
Printing fees and expenses	11	5	54	27	6
Professional fees	17	16	27	18	18
Interest expense and/or commitment fees	3	2	4	2	— (1)
Registration fees	19	28	28	28	31
Trustees’ fees and expenses	39	13	216	70	13
Miscellaneous expenses	34	13	72	50	23
Total expenses	2,401	963	15,830	4,014	877
Less net expenses reimbursed and/or waived by investment adviser and/or administrator (2)	—	(40)	(57)	(99)	(22)
Net expenses	2,401	923	15,773	3,915	855
Net investment income (loss)	(1,510)	439	(11,952)	7,367	1,486
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	35,773	5,956	230,842	60,498	6,138
Foreign currency transactions	—	—	(36)	—	6
Forward foreign currency transactions	—	—	(25)	—	—
Written options	—	—	376	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(15,630)	(329)	(81,644)	32,791	(9,677)
Foreign currency transactions	—	—	30	—	(9)
Written options	—	—	3,605	—	—
Net realized and unrealized gain (loss) on investments	20,143	5,627	153,148	93,289	(3,542)
Net increase (decrease) in net assets resulting from operations	$ 18,633	$6,066	$141,196	$100,656	$(2,056)

(1)	Amount is less than $500.
(2)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED December 31, 2021
($ reported in thousands)
	NFJ Large-Cap Value Fund	NFJ Mid-Cap Value Fund	NFJ Small-Cap Value Fund
Investment Income
Dividends	$ 2,704	$ 14,140	$ 5,279
Foreign taxes withheld	— (1)	—	(28)
Total investment income	2,704	14,140	5,251
Expenses
Investment advisory fees	770	4,036	1,644
Distribution and service fees, Class A	237	752	399
Distribution and service fees, Class C	19	194	8
Distribution and service fees, Administrative Class	1	58	46
Administration and accounting fees	171	719	271
Transfer agent fees and expenses	85	348	130
Sub-transfer agent fees and expenses, Class A	87	340	230
Sub-transfer agent fees and expenses, Class C	2	18	1
Sub-transfer agent fees and expenses, Class P	10	120	12
Sub-transfer agent fees and expenses, Institutional Class	61	168	25
Sub-transfer agent fees and expenses, Administrative Class	— (1)	4	48
Custodian fees	6	37	20
Printing fees and expenses	9	40	16
Professional fees	17	21	18
Interest expense and/or commitment fees	1	4	1
Registration fees	22	26	31
Trustees’ fees and expenses	38	115	47
Miscellaneous expenses	24	68	32
Total expenses	1,560	7,068	2,979
Less net expenses reimbursed and/or waived by investment adviser and/or administrator (2)	—	(874)	(123)
Plus net expenses recaptured	— (1)	—	—
Net expenses	1,560	6,194	2,856
Net investment income (loss)	1,144	7,946	2,395
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	18,970	91,943	27,188
Foreign currency transactions	—	—	(2)
Net change in unrealized appreciation (depreciation) on:
Investments	11,863	23,009	4,952
Foreign currency transactions	—	—	— (1)
Net realized and unrealized gain (loss) on investments	30,833	114,952	32,138
Net increase (decrease) in net assets resulting from operations	$31,977	$122,898	$34,533

(1)	Amount is less than $500.
(2)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	AllianzGI Emerging Markets Opportunities Fund		AllianzGI Focused Growth Fund		AllianzGI Global Small-Cap Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 3,420	$ 3,567	$ (3,123)	$ (5,397)	$ (234)	$ (379)
Net realized gain (loss)	(299)	65,009	95,124	252,636	2,425	25,830
Net change in unrealized appreciation (depreciation)	(34,453)	35,507	20,808	239,898	(2,022)	10,708
Increase (decrease) in net assets resulting from operations	(31,332)	104,083	112,809	487,137	169	36,159
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(397)	(332)	(141,631)	(61,955)	(12,359)	(2,066)
Class C	—	(—) (1)	(12,875)	(7,421)	(853)	(208)
Class R	—	—	—	(2,811)	—	—
Class P	(163)	(215)	(23,010)	(11,539)	(726)	(213)
Institutional Class	(4,023)	(2,694)	(40,132)	(17,047)	(8,802)	(1,361)
Class R6	(727)	(371)	(36,559)	(15,711)	—	—
Administrative Class	—	—	(1,643)	(563)	—	—
Total dividends and distributions to shareholders	(5,310)	(3,612)	(255,850)	(117,047)	(22,740)	(3,848)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(960)	(11,810)	82,791	19,585	7,173	(1,210)
Class C	(486)	(1,106)	2,950	(8,647)	138	(2,124)
Class R	—	—	—	(24,766)	—	—
Class P	2,250	(10,319)	4,372	(5,468)	102	(2,742)
Institutional Class	32,407	(52,891)	36,222	(12,240)	5,761	(2,151)
Class R6	9,888	2,631	29,788	12,989	—	—
Administrative Class	—	—	2,883	553	—	—
Increase (decrease) in net assets from capital transactions	43,099	(73,495)	159,006	(17,994)	13,174	(8,227)
Net increase (decrease) in net assets	6,457	26,976	15,965	352,096	(9,397)	24,084
Net Assets
Beginning of period	280,503	253,527	1,428,449	1,076,353	98,638	74,554
End of Period	$ 286,960	$ 280,503	$ 1,444,414	$ 1,428,449	$ 89,241	$ 98,638

(1)	Amount is less than $500.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	AllianzGI Health Sciences Fund		AllianzGI Income & Growth Fund		AllianzGI Mid-Cap Growth Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (502)	$ (53)	$ 38,068	$ 64,159	$ (1,510)	$ (3,184)
Net realized gain (loss)	21,829	35,049	196,751	496,113	35,773	128,765
Net increase from payment by affiliate	—	—	—	—	—	33
Net change in unrealized appreciation (depreciation)	(1,974)	8,655	55,143	974,178	(15,630)	50,638
Increase (decrease) in net assets resulting from operations	19,353	43,651	289,962	1,534,450	18,633	176,252
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(32,177)	(20,304)	(78,311)	(140,468)	(98,558)	(34,098)
Class C	(981)	(673)	(47,175)	(93,016)	(4,311)	(2,224)
Class R	—	—	—	(323)	—	(248)
Class P	(179)	(18)	(57,095)	(106,526)	(4,010)	(1,762)
Institutional Class	(4,283)	(1,858)	(45,868)	(71,571)	(17,067)	(4,702)
Administrative Class	—	—	—	—	(664)	(218)
Total dividends and distributions to shareholders	(37,620)	(22,853)	(228,449)	(411,904)	(124,610)	(43,252)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	22,012	2,772	141,494	388,362	77,484	11,620
Class C	997	(697)	45,290	4,472	753	(4,674)
Class R	—	—	—	(6,855)	—	(2,164)
Class P	1,649	837	(131,897)	272,603	(10,224)	10,048
Institutional Class	4,056	8,001	382,848	323,412	31,152	(9,976)
Administrative Class	—	—	—	—	455	404
Increase (decrease) in net assets from capital transactions	28,714	10,913	437,735	981,994	99,620	5,258
Net increase (decrease) in net assets	10,447	31,711	499,248	2,104,540	(6,357)	138,258
Net Assets
Beginning of period	195,337	163,626	7,009,122	4,904,582	489,028	350,770
End of Period	$ 205,784	$ 195,337	$ 7,508,370	$ 7,009,122	$ 482,671	$ 489,028
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	AllianzGI Small-Cap Fund		AllianzGI Technology Fund		NFJ Dividend Value Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 439	$ (81)	$ (11,952)	$ (22,167)	$ 7,367	$ 12,582
Net realized gain (loss)	5,956	29,832	231,157	739,284	60,498	71,321
Net change in unrealized appreciation (depreciation)	(329)	30,187	(78,009)	119,755	32,791	165,714
Increase (decrease) in net assets resulting from operations	6,066	59,938	141,196	836,872	100,656	249,617
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(10,641)	(78)	(225,190)	(139,871)	(24,284)	(5,022)
Class C	(633)	(—) (1)	(25,330)	(17,152)	(858)	(105)
Class R	—	—	—	—	—	(460)
Class P	(3,156)	(73)	(29,704)	(29,816)	(10,977)	(3,256)
Institutional Class	(6,896)	(131)	(306,251)	(197,487)	(6,166)	(1,922)
Class R6	(1,124)	(28)	—	—	(5,034)	(1,275)
Administrative Class	—	—	(4,114)	(13,247)	(1,961)	(386)
Total dividends and distributions to shareholders	(22,450)	(310)	(590,589)	(397,573)	(49,280)	(12,426)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	7,726	(2,656)	173,770	6,290	3,662	(3,614)
Class C	428	(1,549)	17,793	96	(2,486)	(27,778)
Class R	—	—	—	—	—	(66,178)
Class P	(1,834)	2,947	(59,421)	2,894	(25,732)	(69,232)
Institutional Class	27,077	1,705	209,814	135,952	(17,662)	(27,513)
Class R6	1,515	(3,921)	—	—	3,968	2,320
Administrative Class	—	—	(69,032)	72,833	2,425	29
Increase (decrease) in net assets from capital transactions	34,912	(3,474)	272,924	218,065	(35,825)	(191,966)
Net increase (decrease) in net assets	18,528	56,154	(176,469)	657,364	15,551	45,225
Net Assets
Beginning of period	166,356	110,202	2,534,806	1,877,442	891,426	846,201
End of Period	$ 184,884	$ 166,356	$ 2,358,337	$ 2,534,806	$ 906,977	$ 891,426

(1)	Amount is less than $500.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	NFJ International Value Fund		NFJ Large-Cap Value Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 1,486	$ 2,183	$ 1,144	$ 2,943
Net realized gain (loss)	6,144	29,101	18,970	19,471
Net change in unrealized appreciation (depreciation)	(9,686)	16,296	11,863	77,782
Increase (decrease) in net assets resulting from operations	(2,056)	47,580	31,977	100,196
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(1,146)	(1,133)	(10,609)	(1,253)
Class C	(39)	(71)	(192)	(4)
Class R	—	(62)	—	(5)
Class P	(458)	(494)	(1,080)	(176)
Institutional Class	(879)	(870)	(7,178)	(1,404)
Class R6	(50)	(35)	(6)	—
Administrative Class	(28)	(92)	(30)	(5)
Total dividends and distributions to shareholders	(2,600)	(2,757)	(19,095)	(2,847)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(3,998)	(1,129)	62	(15,877)
Class C	(797)	(5,828)	(543)	(5,531)
Class R	—	(5,730)	—	(1,567)
Class P	(1,922)	(3,918)	(2,010)	(391)
Institutional Class	1,129	(1,414)	(5,687)	(2,360)
Class R6	176	1,073	100	—
Administrative Class	779	(1,691)	— (1)	(827)
Increase (decrease) in net assets from capital transactions	(4,633)	(18,637)	(8,078)	(26,553)
Net increase (decrease) in net assets	(9,289)	26,186	4,804	70,796
Net Assets
Beginning of period	155,651	129,465	338,817	268,021
End of Period	$ 146,362	$ 155,651	$ 343,621	$ 338,817

(1)	Amount is less than $500.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	NFJ Mid-Cap Value Fund		NFJ Small-Cap Value Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 7,946	$ 15,541	$ 2,395	$ 8,281
Net realized gain (loss)	91,943	204,111	27,186	39,717
Net change in unrealized appreciation (depreciation)	23,009	239,159	4,952	155,565
Increase (decrease) in net assets resulting from operations	122,898	458,811	34,533	203,563
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(66,580)	(5,490)	(25,065)	(6,283)
Class C	(5,140)	(140)	(140)	(25)
Class R	—	(188)	—	(213)
Class P	(30,390)	(4,347)	(1,457)	(494)
Institutional Class	(51,577)	(6,026)	(5,349)	(2,006)
Class R6	(8,923)	(1,245)	(5,537)	(1,728)
Administrative Class	(4,770)	(405)	(3,012)	(739)
Total dividends and distributions to shareholders	(167,380)	(17,841)	(40,560)	(11,488)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	26,892	(49,641)	(13,563)	(44,138)
Class C	1,573	(10,522)	79	(614)
Class R	—	(21,908)	—	(19,765)
Class P	(42,727)	(46,511)	(3,579)	(5,628)
Institutional Class	35,237	(63,448)	(15,178)	(40,173)
Class R6	2,944	(6,229)	(7,954)	(27,873)
Administrative Class	(4,123)	2,378	528	(9,675)
Increase (decrease) in net assets from capital transactions	19,796	(195,881)	(39,667)	(147,866)
Net increase (decrease) in net assets	(24,686)	245,089	(45,694)	44,209
Net Assets
Beginning of period	1,470,416	1,225,327	572,395	528,186
End of Period	$ 1,445,730	$ 1,470,416	$ 526,701	$ 572,395
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

AllianzGI Emerging Markets Opportunities Fund
Class A
7/1/21 to 12/31/21(6)	$ 37.61	0.37	(4.30)	(3.93)	(0.45)	—	—	(0.45)	—	(4.38)	$ 33.23	(10.40) %	$ 28,860	1.29%	1.48%	2.09%	46%
7/1/20 to 6/30/21	25.88	0.33	11.71	12.04	(0.31)	—	—	(0.31)	—	11.73	37.61	46.70	33,740	1.28 (7)	1.57	0.98	80
7/1/19 to 6/30/20	27.06	0.46	(1.08)	(0.62)	(0.56)	—	—	(0.56)	—	(1.18)	25.88	(2.45)	32,514	1.28	1.63	1.75	83
7/1/18 to 6/30/19	28.53	0.56	(1.55)	(0.99)	(0.48)	—	—	(0.48)	—	(1.47)	27.06	(3.29)	48,388	1.26	1.61	2.08	101
7/1/17 to 6/30/18	26.59	0.41	1.85	2.26	(0.32)	—	—	(0.32)	—	1.94	28.53	8.44	108,279	1.26	1.61	1.36	88
7/1/16 to 6/30/17	22.60	0.41	3.98	4.39	(0.40)	—	—	(0.40)	—	3.99	26.59	19.76	154,357	1.42	1.62	1.69	155
Class C
7/1/21 to 12/31/21(6)	$ 37.41	0.27	(4.30)	(4.03)	—	—	—	—	—	(4.03)	$ 33.38	(10.75) %	$ 1,085	2.04%	2.23%	1.50%	46%
7/1/20 to 6/30/21	25.69	0.07	11.65	11.72	— (8)	—	—	—	—	11.72	37.41	45.62	1,713	2.03 (7)	2.30	0.22	80
7/1/19 to 6/30/20	26.81	0.28	(1.10)	(0.82)	(0.30)	—	—	(0.30)	—	(1.12)	25.69	(3.16)	2,022	2.03	2.38	1.08	83
7/1/18 to 6/30/19	28.05	0.31	(1.45)	(1.14)	(0.10)	—	—	(0.10)	—	(1.24)	26.81	(4.05)	3,675	2.01	2.36	1.15	101
7/1/17 to 6/30/18	26.13	0.16	1.84	2.00	(0.08)	—	—	(0.08)	—	1.92	28.05	7.63	8,113	2.01	2.36	0.55	88
7/1/16 to 6/30/17	22.09	0.19	3.96	4.15	(0.11)	—	—	(0.11)	—	4.04	26.13	18.91	8,982	2.17	2.37	0.80	155
Class P
7/1/21 to 12/31/21(6)	$ 36.71	0.38	(4.19)	(3.81)	(0.61)	—	—	(0.61)	—	(4.42)	$ 32.29	(10.29) %	$ 9,119	1.04%	1.19%	2.21%	46%
7/1/20 to 6/30/21	25.30	0.33	11.53	11.86	(0.45)	—	—	(0.45)	—	11.41	36.71	47.12	7,945	1.02 (7)	1.32	1.05	80
7/1/19 to 6/30/20	26.46	0.53	(1.06)	(0.53)	(0.63)	—	—	(0.63)	—	(1.16)	25.30	(2.19)	12,814	1.03	1.38	2.07	83
7/1/18 to 6/30/19	28.02	0.55	(1.47)	(0.92)	(0.64)	—	—	(0.64)	—	(1.56)	26.46	(3.05)	20,454	1.01	1.36	2.08	101
7/1/17 to 6/30/18	26.17	0.46	1.84	2.30	(0.45)	—	—	(0.45)	—	1.85	28.02	8.71	29,887	1.01	1.36	1.55	88
7/1/16 to 6/30/17	22.23	0.44	3.94	4.38	(0.44)	—	—	(0.44)	—	3.94	26.17	20.11	21,586	1.17	1.37	1.86	155
Institutional Class
7/1/21 to 12/31/21(6)	$ 37.62	0.43	(4.31)	(3.88)	(0.64)	—	—	(0.64)	—	(4.52)	$ 33.10	(10.25) %	$ 211,791	0.94%	1.20%	2.40%	46%
7/1/20 to 6/30/21	25.91	0.48	11.70	12.18	(0.47)	—	—	(0.47)	—	11.71	37.62	47.27	206,383	0.93 (7)	1.26	1.43	80
7/1/19 to 6/30/20	27.10	0.54	(1.06)	(0.52)	(0.67)	—	—	(0.67)	—	(1.19)	25.91	(2.11)	186,595	0.93	1.28	2.05	83
7/1/18 to 6/30/19	28.72	0.54	(1.47)	(0.93)	(0.69)	—	—	(0.69)	—	(1.62)	27.10	(2.97)	282,196	0.91	1.26	2.03	101
7/1/17 to 6/30/18	26.83	0.53	1.85	2.38	(0.49)	—	—	(0.49)	—	1.89	28.72	8.79	197,536	0.91	1.26	1.74	88
7/1/16 to 6/30/17	22.74	0.49	4.03	4.52	(0.43)	—	—	(0.43)	—	4.09	26.83	20.26	72,688	1.07	1.27	2.02	155
Class R6
7/1/21 to 12/31/21(6)	$ 37.40	0.40	(4.25)	(3.85)	(0.68)	—	—	(0.68)	—	(4.53)	$ 32.87	(10.22) %	$ 36,105	0.89%	1.09%	2.28%	46%
7/1/20 to 6/30/21	25.78	0.49	11.64	12.13	(0.51)	—	—	(0.51)	—	11.62	37.40	47.34	30,722	0.88 (7)	1.18	1.47	80
7/1/19 to 6/30/20	26.96	0.54	(1.03)	(0.49)	(0.69)	—	—	(0.69)	—	(1.18)	25.78	(2.04)	19,582	0.88	1.23	2.10	83
7/1/18 to 6/30/19	28.57	0.57	(1.48)	(0.91)	(0.70)	—	—	(0.70)	—	(1.61)	26.96	(2.93)	23,647	0.86	1.21	2.13	101
7/1/17 to 6/30/18	26.69	0.62	1.76	2.38	(0.50)	—	—	(0.50)	—	1.88	28.57	8.85	24,277	0.86	1.21	2.03	88
7/1/16 to 6/30/17	22.69	0.60	3.90	4.50	(0.50)	—	—	(0.50)	—	4.00	26.69	20.27	692	1.02	1.22	2.46	155
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

AllianzGI Focused Growth Fund
Class A
7/1/21 to 12/31/21(6)	$ 79.25	(0.21)	6.15	5.94	—	—	(13.67)	(13.67)	—	(7.73)	$ 71.52	8.04%	$ 869,165	0.94% (9)	0.94%	(0.50) %	11%
7/1/20 to 6/30/21	58.46	(0.35)	27.26	26.91	—	—	(6.12)	(6.12)	—	20.79	79.25	47.50	860,373	0.97 (7)	1.04	(0.50)	50
7/1/19 to 6/30/20	53.33	(0.10)	12.28	12.18	—	—	(7.05)	(7.05)	—	5.13	58.46	24.74	618,302	1.00	1.12	(0.20)	63
7/1/18 to 6/30/19	56.83	(0.08)	2.48	2.40	—	—	(5.90)	(5.90)	—	(3.50)	53.33	6.79	577,106	1.00	1.12	(0.15)	50
7/1/17 to 6/30/18	46.62	— (8)	10.92	10.92	—	—	(0.71)	(0.71)	—	10.21	56.83	23.53	421,188	0.99	1.11	—	40
7/1/16 to 6/30/17	40.72	0.06	6.85	6.91	—	—	(1.01)	(1.01)	—	5.90	46.62	17.29	373,359	1.05	1.11	0.15	46
Class C
7/1/21 to 12/31/21(6)	$ 43.67	(0.28)	3.19	2.91	—	—	(13.67)	(13.67)	—	(10.76)	$ 32.91	7.65%	$ 42,229	1.69% (9)	1.69%	(1.25) %	11%
7/1/20 to 6/30/21	34.58	(0.50)	15.71	15.21	—	—	(6.12)	(6.12)	—	9.09	43.67	46.39	48,650	1.73 (9)	1.79	(1.25)	50
7/1/19 to 6/30/20	34.42	(0.31)	7.52	7.21	—	—	(7.05)	(7.05)	—	0.16	34.58	23.79	45,878	1.77	1.87	(0.97)	63
7/1/18 to 6/30/19	39.41	(0.36)	1.27	0.91	—	—	(5.90)	(5.90)	—	(4.99)	34.42	5.93	48,706	1.77	1.87	(0.93)	50
7/1/17 to 6/30/18	32.76	(0.29)	7.65	7.36	—	—	(0.71)	(0.71)	—	6.65	39.41	22.59	233,854	1.76	1.86	(0.77)	40
7/1/16 to 6/30/17	29.12	(0.19)	4.84	4.65	—	—	(1.01)	(1.01)	—	3.64	32.76	16.40	217,685	1.81	1.86	(0.62)	46
Class P
7/1/21 to 12/31/21(6)	$ 54.85	(0.08)	4.13	4.05	—	—	(13.67)	(13.67)	—	(9.62)	$ 45.23	8.17%	$ 95,667	0.71% (9)	0.71%	(0.27) %	11%
7/1/20 to 6/30/21	41.83	(0.13)	19.27	19.14	—	—	(6.12)	(6.12)	—	13.02	54.85	47.83	105,688	0.73 (9)	0.80	(0.26)	50
7/1/19 to 6/30/20	39.91	0.01	8.96	8.97	—	—	(7.05)	(7.05)	—	1.92	41.83	25.03	84,929	0.77	0.87	0.03	63
7/1/18 to 6/30/19	44.18	0.03	1.60	1.63	—	—	(5.90)	(5.90)	—	(4.27)	39.91	7.01	91,265	0.77	0.87	0.09	50
7/1/17 to 6/30/18	36.33	0.09	8.52	8.61	(0.05)	—	(0.71)	(0.76)	—	7.85	44.18	23.84	109,456	0.76	0.86	0.23	40
7/1/16 to 6/30/17	31.88	0.14	5.32	5.46	—	—	(1.01)	(1.01)	—	4.45	36.33	17.54	80,667	0.81	0.86	0.41	46
Institutional Class
7/1/21 to 12/31/21(6)	$ 71.58	(0.09)	5.52	5.43	—	—	(13.67)	(13.67)	—	(8.24)	$ 63.34	8.19%	$ 221,615	0.67%	0.69%	(0.23) %	11%
7/1/20 to 6/30/21	53.11	(0.12)	24.71	24.59	—	—	(6.12)	(6.12)	—	18.47	71.58	47.94	209,066	0.67	0.74	(0.19)	50
7/1/19 to 6/30/20	48.89	0.06	11.21	11.27	—	—	(7.05)	(7.05)	—	4.22	53.11	25.15	165,726	0.67	0.77	0.13	63
7/1/18 to 6/30/19	52.51	0.09	2.19	2.28	—	—	(5.90)	(5.90)	—	(3.62)	48.89	7.15	162,173	0.67	0.77	0.18	50
7/1/17 to 6/30/18	43.02	0.16	10.08	10.24	(0.04)	—	(0.71)	(0.75)	—	9.49	52.51	23.93	177,278	0.66	0.76	0.33	40
7/1/16 to 6/30/17	37.53	0.20	6.30	6.50	—	—	(1.01)	(1.01)	—	5.49	43.02	17.67	195,161	0.71	0.76	0.50	46
Class R6
7/1/21 to 12/31/21(6)	$ 71.80	(0.07)	5.53	5.46	—	—	(13.67)	(13.67)	—	(8.21)	$ 63.59	8.21%	$ 207,306	0.62%	0.63%	(0.18) %	11%
7/1/20 to 6/30/21	53.23	(0.10)	24.79	24.69	—	—	(6.12)	(6.12)	—	18.57	71.80	48.02	198,031	0.62	0.68	(0.15)	50
7/1/19 to 6/30/20	48.96	0.09	11.23	11.32	—	—	(7.05)	(7.05)	—	4.27	53.23	25.22	136,519	0.62	0.72	0.19	63
7/1/18 to 6/30/19	52.56	0.11	2.19	2.30	—	—	(5.90)	(5.90)	—	(3.60)	48.96	7.18	134,485	0.62	0.72	0.23	50
7/1/17 to 6/30/18	43.04	0.19	10.10	10.29	(0.06)	—	(0.71)	(0.77)	—	9.52	52.56	24.03	114,054	0.61	0.71	0.38	40
7/1/16 to 6/30/17	37.53	0.21	6.31	6.52	—	—	(1.01)	(1.01)	—	5.51	43.04	17.72	36,374	0.66	0.71	0.53	46
Administrative Class
7/1/21 to 12/31/21(6)	$ 64.69	(0.16)	4.93	4.77	—	—	(13.67)	(13.67)	—	(8.90)	$ 55.79	8.04%	$ 8,432	0.92%	0.94%	(0.49) %	11%
7/1/20 to 6/30/21	48.56	(0.26)	22.51	22.25	—	—	(6.12)	(6.12)	—	16.13	64.69	47.60	6,641	0.92	1.00	(0.44)	50
7/1/19 to 6/30/20	45.36	(0.05)	10.30	10.25	—	—	(7.05)	(7.05)	—	3.20	48.56	24.84	4,518	0.92	1.02	(0.11)	63
7/1/18 to 6/30/19	49.33	(0.04)	1.97	1.93	—	—	(5.90)	(5.90)	—	(3.97)	45.36	6.88	5,138	0.92	1.02	(0.08)	50
7/1/17 to 6/30/18	40.51	0.03	9.50	9.53	—	—	(0.71)	(0.71)	—	8.82	49.33	23.63	4,017	0.91	1.01	0.07	40
7/1/16 to 6/30/17	35.48	0.09	5.95	6.04	—	—	(1.01)	(1.01)	—	5.03	40.51	17.39	4,288	0.96	1.01	0.25	46
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

AllianzGI Global Small-Cap Fund
Class A
7/1/21 to 12/31/21(6)	$ 52.31	(0.15)	(0.26)	(0.41)	—	—	(13.53)	(13.53)	—	(13.94)	$ 38.37	0.13%	$ 46,063	1.55% (9)(10)	1.54%	(0.58) %	47%
7/1/20 to 6/30/21	35.72	(0.25)	19.01	18.76	—	—	(2.17)	(2.17)	—	16.59	52.31	53.24	51,169	1.60 (9)	1.60	(0.54)	106
7/1/19 to 6/30/20	39.37	(0.23)	(0.47)	(0.70)	—	—	(2.95)	(2.95)	—	(3.65)	35.72	(2.20)	36,141	1.63	1.63	(0.63)	93
7/1/18 to 6/30/19	51.40	(0.14)	(3.88)	(4.02)	—	—	(8.01)	(8.01)	—	(12.03)	39.37	(4.64)	46,947	1.62	1.62	(0.34)	85
7/1/17 to 6/30/18	47.75	(0.26)	8.28	8.02	(0.10)	—	(4.27)	(4.37)	—	3.65	51.40 (11)	17.08 (11)	56,929	1.62	1.62	(0.51)	77
7/1/16 to 6/30/17	41.18	(0.14)	6.71	6.57	—	—	—	—	—	6.57	47.75 (11)	15.96 (11)	56,686	1.61	1.61	(0.32)	80
Class C
7/1/21 to 12/31/21(6)	$ 42.24	(0.27)	(0.31)	(0.58)	—	—	(13.53)	(13.53)	—	(14.11)	$ 28.13	(0.26) %	$ 2,653	2.31% (9)	2.31%	(1.34) %	47%
7/1/20 to 6/30/21	29.36	(0.50)	15.55	15.05	—	—	(2.17)	(2.17)	—	12.88	42.24	52.11	3,374	2.35 (9)	2.35	(1.34)	106
7/1/19 to 6/30/20	33.10	(0.42)	(0.37)	(0.79)	—	—	(2.95)	(2.95)	—	(3.74)	29.36	(2.92)	4,120	2.38	2.38	(1.39)	93
7/1/18 to 6/30/19	45.13	(0.45)	(3.57)	(4.02)	—	—	(8.01)	(8.01)	—	(12.03)	33.10	(5.37)	7,354	2.37	2.37	(1.18)	85
7/1/17 to 6/30/18	42.62	(0.57)	7.35	6.78	—	—	(4.27)	(4.27)	—	2.51	45.13 (11)	16.21 (11)	19,630	2.37	2.37	(1.25)	77
7/1/16 to 6/30/17	37.03	(0.42)	6.01	5.59	—	—	—	—	—	5.59	42.62 (11)	15.10 (11)	19,729	2.36	2.36	(1.06)	80
Class P
7/1/21 to 12/31/21(6)	$ 57.32	(0.10)	(0.23)	(0.33)	—	—	(13.53)	(13.53)	—	(13.86)	$ 43.46	0.28%	$ 3,007	1.31% (9)	1.31%	(0.34) %	47%
7/1/20 to 6/30/21	38.89	(0.19)	20.79	20.60	—	—	(2.17)	(2.17)	—	18.43	57.32	53.64	3,609	1.35 (9)	1.35	(0.38)	106
7/1/19 to 6/30/20	42.51	(0.18)	(0.49)	(0.67)	—	—	(2.95)	(2.95)	—	(3.62)	38.89	(1.96)	4,444	1.37	1.37	(0.44)	93
7/1/18 to 6/30/19	54.57	(0.06)	(3.99)	(4.05)	—	—	(8.01)	(8.01)	—	(12.06)	42.51	(4.40)	11,675	1.37	1.37	(0.13)	85
7/1/17 to 6/30/18	50.40	(0.15)	8.75	8.60	(0.16)	—	(4.27)	(4.43)	—	4.17	54.57 (11)	17.36 (11)	18,262	1.37	1.37	(0.27)	77
7/1/16 to 6/30/17	43.36	0.02	7.02	7.04	—	—	—	—	—	7.04	50.40 (11)	16.24 (11)	23,214	1.36	1.36	0.03	80
Institutional Class
7/1/21 to 12/31/21(6)	$ 58.13	(0.09)	(0.23)	(0.32)	—	—	(13.53)	(13.53)	—	(13.85)	$ 44.28	0.28%	$ 37,518	1.28% (9)(10)	1.26%	(0.32) %	47%
7/1/20 to 6/30/21	39.39	(0.10)	21.01	20.91	—	—	(2.17)	(2.17)	—	18.74	58.13	53.75	40,486	1.27 (7)	1.30	(0.20)	106
7/1/19 to 6/30/20	42.97	(0.13)	(0.50)	(0.63)	—	—	(2.95)	(2.95)	—	(3.58)	39.39	(1.84)	29,849	1.27	1.27	(0.32)	93
7/1/18 to 6/30/19	55.01	0.01	(4.04)	(4.03)	—	—	(8.01)	(8.01)	—	(12.04)	42.97	(4.32)	67,916	1.27	1.27	0.01	85
7/1/17 to 6/30/18	50.77	(0.09)	8.81	8.72	(0.21)	—	(4.27)	(4.48)	—	4.24	55.01 (11)	17.48 (11)	98,623	1.27	1.27	(0.17)	77
7/1/16 to 6/30/17	43.63	0.02	7.12	7.14	—	—	—	—	—	7.14	50.77 (11)	16.36 (11)	114,925	1.26	1.26	0.05	80

AllianzGI Health Sciences Fund
Class A
7/1/21 to 12/31/21(6)	$ 38.11	(0.10)	3.74	3.64	—	—	(7.49)	(7.49)	—	(3.85)	$ 34.26	10.14%	$ 176,160	1.36% (9)	1.36%	(0.51) %	53%
7/1/20 to 6/30/21	34.21	(0.01)	8.76	8.75	(0.03)	—	(4.82)	(4.85)	—	3.90	38.11	27.66	169,577	1.43 (9)	1.43	(0.04)	102
7/1/19 to 6/30/20	32.27	0.05	4.22	4.27	(0.01)	—	(2.32)	(2.33)	—	1.94	34.21	13.37	148,223	1.47	1.47	0.15	91
7/1/18 to 6/30/19	33.27	0.02	3.57	3.59	(0.31)	—	(4.28)	(4.59)	—	(1.00)	32.27	13.14	147,068	1.47	1.47	0.06	102
7/1/17 to 6/30/18	31.61	(0.02)	1.68	1.66	—	—	—	—	—	1.66	33.27	5.25	141,122	1.47	1.47	(0.05)	55
7/1/16 to 6/30/17	27.77	(0.01)	3.85	3.84	—	—	—	—	—	3.84	31.61	13.83	150,756	1.46	1.46	(0.04)	82
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
AllianzGI Health Sciences Fund (Continued)
Class C
7/1/21 to 12/31/21(6)	$ 26.74	(0.17)	2.54	2.37	—	—	(7.49)	(7.49)	—	(5.12)	$ 21.62	9.69%	$ 4,121	2.13% (9)	2.13%	(1.27) %	53%
7/1/20 to 6/30/21	25.44	(0.21)	6.33	6.12	— (8)	—	(4.82)	(4.82)	—	1.30	26.74	26.73	3,758	2.18 (9)	2.18	(0.80)	102
7/1/19 to 6/30/20	24.71	(0.15)	3.20	3.05	—	—	(2.32)	(2.32)	—	0.73	25.44	12.52	4,221	2.22	2.22	(0.60)	91
7/1/18 to 6/30/19	26.43	(0.19)	2.75	2.56	—	—	(4.28)	(4.28)	—	(1.72)	24.71	12.34	4,131	2.22	2.22	(0.75)	102
7/1/17 to 6/30/18	25.30	(0.21)	1.34	1.13	—	—	—	—	—	1.13	26.43	4.47	8,218	2.22	2.22	(0.81)	55
7/1/16 to 6/30/17	22.40	(0.18)	3.08	2.90	—	—	—	—	—	2.90	25.30	12.95	10,358	2.21	2.21	(0.79)	82
Class P
7/1/21 to 12/31/21(6)	$ 38.79	(0.04)	3.82	3.78	—	—	(7.49)	(7.49)	—	(3.71)	$ 35.08	10.32%	$ 2,443	1.03% (9)	1.03%	(0.19) %	53%
7/13/20 (12) to 6/30/21	35.14	0.09	8.62	8.71	(0.24)	—	(4.82)	(5.06)	—	3.65	38.79	26.91	880	1.13 (9)	1.13	0.25	102 (13)
Institutional Class
7/1/21 to 12/31/21(6)	$ 38.87	(0.06)	3.83	3.77	—	—	(7.49)	(7.49)	—	(3.72)	$ 35.15	10.27%	$ 23,060	1.12%	1.13%	(0.28) %	53%
7/1/20 to 6/30/21	34.85	0.10	8.94	9.04	(0.20)	—	(4.82)	(5.02)	—	4.02	38.87	28.07	21,122	1.12	1.14	0.28	102
7/1/19 to 6/30/20	32.76	0.15	4.30	4.45	(0.04)	—	(2.32)	(2.36)	—	2.09	34.85	13.76	11,182	1.12	1.12	0.45	91
7/1/18 to 6/30/19	33.69	0.13	3.63	3.76	(0.41)	—	(4.28)	(4.69)	—	(0.93)	32.76	13.54	4,290	1.12	1.12	0.39	102
7/1/17 to 6/30/18	31.90	0.10	1.69	1.79	—	—	—	—	—	1.79	33.69	5.61	2,854	1.12	1.12	0.29	55
7/1/16 to 6/30/17	27.93	0.09	3.88	3.97	—	—	—	—	—	3.97	31.90	14.21	3,692	1.11	1.11	0.31	82

AllianzGI Income & Growth Fund
Class A
7/1/21 to 12/31/21(6)	$ 13.26	0.07	0.47	0.54	(0.09)	—	(0.33)	(0.42)	—	0.12	$ 13.38	4.22%	$2,566,178	1.12% (9)	1.12%	1.10%	31%
7/1/20 to 6/30/21	10.89	0.14	3.07	3.21	(0.19)	—	(0.65)	(0.84)	—	2.37	13.26	30.29	2,403,182	1.19 (7)(9)	1.22	1.11	83
7/1/19 to 6/30/20	11.01	0.18	0.54	0.72	(0.21)	—	(0.63)	(0.84)	—	(0.12)	10.89	6.98	1,631,126	1.28	1.29	1.65	93
7/1/18 to 6/30/19	11.34	0.20	0.38	0.58	(0.25)	—	(0.66)	(0.91)	—	(0.33)	11.01 (11)	5.45 (11)	1,458,642	1.28	1.29	1.84	66
7/1/17 to 6/30/18	11.24	0.23	0.82	1.05	(0.28)	—	(0.67)	(0.95)	—	0.10	11.34	9.58	1,250,639	1.28	1.29	1.99	102
7/1/16 to 6/30/17	10.80	0.27	1.17	1.44	(0.32)	—	(0.68)	(1.00)	—	0.44	11.24	13.88	1,091,888	1.29	1.29	2.45	159
Class C
7/1/21 to 12/31/21(6)	$ 11.94	0.02	0.41	0.43	(0.05)	—	(0.33)	(0.38)	—	0.05	$ 11.99	3.73%	$1,520,489	1.89% (9)	1.89%	0.33%	31%
7/1/20 to 6/30/21	9.89	0.04	2.78	2.82	(0.12)	—	(0.65)	(0.77)	—	2.05	11.94	29.31	1,467,948	1.95 (7)(9)	1.98	0.36	83
7/1/19 to 6/30/20	10.07	0.09	0.50	0.59	(0.14)	—	(0.63)	(0.77)	—	(0.18)	9.89	6.31	1,215,780	2.03	2.04	0.90	93
7/1/18 to 6/30/19	10.46	0.11	0.34	0.45	(0.18)	—	(0.66)	(0.84)	—	(0.39)	10.07 (11)	4.60 (11)	1,234,667	2.03	2.04	1.09	66
7/1/17 to 6/30/18	10.44	0.13	0.76	0.89	(0.20)	—	(0.67)	(0.87)	—	0.02	10.46	8.78	1,116,788	2.03	2.04	1.24	102
7/1/16 to 6/30/17	10.10	0.18	1.09	1.27	(0.25)	—	(0.68)	(0.93)	—	0.34	10.44	13.08	1,090,887	2.04	2.04	1.70	159
Class P
7/1/21 to 12/31/21(6)	$ 13.67	0.09	0.48	0.57	(0.10)	—	(0.33)	(0.43)	—	0.14	$ 13.81	4.34%	$1,713,917	0.90% (9)	0.90%	1.32%	31%
7/1/20 to 6/30/21	11.20	0.17	3.17	3.34	(0.22)	—	(0.65)	(0.87)	—	2.47	13.67	30.61	1,822,852	0.95 (7)(9)	0.98	1.35	83
7/1/19 to 6/30/20	11.29	0.21	0.57	0.78	(0.24)	—	(0.63)	(0.87)	—	(0.09)	11.20	7.32	1,253,364	1.03	1.04	1.90	93
7/1/18 to 6/30/19	11.61	0.23	0.38	0.61	(0.27)	—	(0.66)	(0.93)	—	(0.32)	11.29 (11)	5.64 (11)	1,122,083	1.03	1.04	2.09	66
7/1/17 to 6/30/18	11.48	0.26	0.84	1.10	(0.30)	—	(0.67)	(0.97)	—	0.13	11.61	9.90	897,716	1.03	1.04	2.24	102
7/1/16 to 6/30/17	11.01	0.31	1.19	1.50	(0.35)	—	(0.68)	(1.03)	—	0.47	11.48	14.14	690,147	1.04	1.04	2.69	159
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
AllianzGI Income & Growth Fund (Continued)
Institutional Class
7/1/21 to 12/31/21(6)	$ 13.83	0.09	0.49	0.58	(0.11)	—	(0.33)	(0.44)	—	0.14	$ 13.97	4.31%	$1,707,786	0.90% (9)	0.90%	1.33%	31%
7/1/20 to 6/30/21	11.32	0.18	3.20	3.38	(0.22)	—	(0.65)	(0.87)	—	2.51	13.83	30.71	1,315,140	0.90 (7)	0.93	1.40	83
7/1/19 to 6/30/20	11.41	0.22	0.57	0.79	(0.25)	—	(0.63)	(0.88)	—	(0.09)	11.32	7.35	798,280	0.93	0.94	2.00	93
7/1/18 to 6/30/19	11.72	0.25	0.38	0.63	(0.28)	—	(0.66)	(0.94)	—	(0.31)	11.41 (11)	5.78 (11)	702,741	0.93	0.94	2.19	66
7/1/17 to 6/30/18	11.58	0.28	0.84	1.12	(0.31)	—	(0.67)	(0.98)	—	0.14	11.72	10.00	460,024	0.93	0.94	2.34	102
7/1/16 to 6/30/17	11.09	0.32	1.21	1.53	(0.36)	—	(0.68)	(1.04)	—	0.49	11.58	14.33	342,652	0.94	0.94	2.76	159

AllianzGI Mid-Cap Growth Fund
Class A
7/1/21 to 12/31/21(6)	$ 5.94	(0.02)	0.18	0.16	—	—	(1.59)	(1.59)	—	(1.43)	$ 4.51	3.90%	$ 369,949	0.97% (9)	0.97%	(0.62) %	26%
7/1/20 to 6/30/21	4.30	(0.04)	2.26	2.22	—	—	(0.58)	(0.58)	— (8)	1.64	5.94	53.25 (14)	376,649	1.06 (9)	1.06	(0.76)	85
7/1/19 to 6/30/20	3.75	(0.02)	0.75	0.73	—	—	(0.18)	(0.18)	—	0.55	4.30	20.15	263,361	1.14	1.14	(0.66)	53
7/1/18 to 6/30/19	3.88	(0.02)	0.37	0.35	—	—	(0.48)	(0.48)	—	(0.13)	3.75	13.58	240,017	1.14	1.14	(0.66)	60
7/1/17 to 6/30/18	3.74	(0.02)	0.54	0.52	—	—	(0.38)	(0.38)	—	0.14	3.88	14.14	116,673	1.13	1.13	(0.48)	79
7/1/16 to 6/30/17	3.40	(0.01)	0.62	0.61	—	—	(0.27)	(0.27)	—	0.34	3.74	18.89	112,947	1.13	1.13	(0.40)	77
Class C
7/1/21 to 12/31/21(6)	$ 4.45	(0.03)	0.11	0.08	—	—	(1.59)	(1.59)	—	(1.51)	$ 2.94	3.36%	$ 12,229	1.72% (9)	1.72%	(1.37) %	26%
7/1/20 to 6/30/21	3.35	(0.06)	1.74	1.68	—	—	(0.58)	(0.58)	— (8)	1.10	4.45	52.17 (14)	15,282	1.82 (9)	1.82	(1.52)	85
7/1/19 to 6/30/20	2.98	(0.04)	0.59	0.55	—	—	(0.18)	(0.18)	—	0.37	3.35	19.29	15,495	1.89	1.89	(1.41)	53
7/1/18 to 6/30/19	3.23	(0.04)	0.27	0.23	—	—	(0.48)	(0.48)	—	(0.25)	2.98	12.56	21,251	1.89	1.89	(1.34)	60
7/1/17 to 6/30/18	3.19	(0.04)	0.46	0.42	—	—	(0.38)	(0.38)	—	0.04	3.23	13.40	142,931	1.88	1.88	(1.23)	79
7/1/16 to 6/30/17	2.96	(0.04)	0.54	0.50	—	—	(0.27)	(0.27)	—	0.23	3.19	17.95	142,565	1.88	1.88	(1.15)	77
Class P
7/1/21 to 12/31/21(6)	$ 7.10	(0.02)	0.23	0.21	—	—	(1.59)	(1.59)	—	(1.38)	$ 5.72	3.96%	$ 18,287	0.78% (9)	0.78%	(0.44) %	26%
7/1/20 to 6/30/21	5.05	(0.03)	2.66	2.63	—	—	(0.58)	(0.58)	— (8)	2.05	7.10	53.49 (14)	30,526	0.81 (9)	0.81	(0.50)	85
7/1/19 to 6/30/20	4.36	(0.02)	0.89	0.87	—	—	(0.18)	(0.18)	—	0.69	5.05	20.56	13,670	0.89	0.89	(0.41)	53
7/1/18 to 6/30/19	4.41	(0.02)	0.45	0.43	—	—	(0.48)	(0.48)	—	(0.05)	4.36	13.79	11,617	0.89	0.89	(0.39)	60
7/1/17 to 6/30/18	4.19	(0.01)	0.61	0.60	—	—	(0.38)	(0.38)	—	0.22	4.41	14.56	11,189	0.88	0.88	(0.23)	79
7/1/16 to 6/30/17	3.77	(0.01)	0.70	0.69	—	—	(0.27)	(0.27)	—	0.42	4.19	19.18	8,604	0.88	0.88	(0.15)	77
Institutional Class
7/1/21 to 12/31/21(6)	$ 7.18	(0.01)	0.22	0.21	—	—	(1.59)	(1.59)	—	(1.38)	$ 5.80	3.95%	$ 79,420	0.73% (9)	0.73%	(0.37) %	26%
7/1/20 to 6/30/21	5.09	(0.03)	2.70	2.67	—	—	(0.58)	(0.58)	— (8)	2.09	7.18	53.86 (14)	63,690	0.78 (9)	0.78	(0.48)	85
7/1/19 to 6/30/20	4.39	(0.01)	0.89	0.88	—	—	(0.18)	(0.18)	—	0.70	5.09	20.64	54,793	0.79	0.79	(0.31)	53
7/1/18 to 6/30/19	4.43	(0.01)	0.45	0.44	—	—	(0.48)	(0.48)	—	(0.04)	4.39	13.97	36,373	0.79	0.79	(0.29)	60
7/1/17 to 6/30/18	4.21	(0.01)	0.61	0.60	—	—	(0.38)	(0.38)	—	0.22	4.43	14.47	31,876	0.78	0.78	(0.13)	79
7/1/16 to 6/30/17	3.78	— (8)	0.70	0.70	—	—	(0.27)	(0.27)	—	0.43	4.21	19.39	26,788	0.78	0.78	(0.05)	77
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
AllianzGI Mid-Cap Growth Fund (Continued)
Administrative Class
7/1/21 to 12/31/21(6)	$ 6.43	(0.02)	0.20	0.18	—	—	(1.59)	(1.59)	—	(1.41)	$ 5.02	3.96%	$ 2,786	0.92% (9)	0.92%	(0.56) %	26%
7/1/20 to 6/30/21	4.62	(0.04)	2.43	2.39	—	—	(0.58)	(0.58)	— (8)	1.81	6.43	53.26 (14)	2,881	0.99 (9)	0.99	(0.69)	85
7/1/19 to 6/30/20	4.01	(0.02)	0.81	0.79	—	—	(0.18)	(0.18)	—	0.61	4.62	20.34	1,748	1.04	1.04	(0.56)	53
7/1/18 to 6/30/19	4.11	(0.02)	0.40	0.38	—	—	(0.48)	(0.48)	—	(0.10)	4.01	13.61	1,525	1.04	1.04	(0.54)	60
7/1/17 to 6/30/18	3.94	(0.02)	0.57	0.55	—	—	(0.38)	(0.38)	—	0.17	4.11	14.19	1,441	1.03	1.03	(0.40)	79
7/1/16 to 6/30/17	3.56	(0.01)	0.66	0.65	—	—	(0.27)	(0.27)	—	0.38	3.94	19.19	575	1.03	1.03	(0.30)	77

AllianzGI Small-Cap Fund
Class A
7/1/21 to 12/31/21(6)	$ 27.49	0.05	0.69	0.74	(0.02)	—	(3.41)	(3.43)	—	(2.69)	$ 24.80	3.29%	$ 87,427	1.17%	1.18%	0.36%	27%
7/1/20 to 6/30/21	17.55	(0.04)	10.00	9.96	(0.02)	—	—	(0.02)	—	9.94	27.49	56.80	87,605	1.17	1.23	(0.17)	88
7/1/19 to 6/30/20	19.50	0.04	(1.98)	(1.94)	(0.01)	—	—	(0.01)	—	(1.95)	17.55 (11)	(9.95) (11)	58,062	1.17	1.27	0.23	110
7/1/18 to 6/30/19	21.61	0.07	(0.53)	(0.46)	(0.02)	—	(1.63)	(1.65)	—	(2.11)	19.50	(0.62)	66,269	1.18	1.27	0.35	78
7/1/17 to 6/30/18	20.51	(0.02)	3.92	3.90	—	—	(2.80)	(2.80)	—	1.10	21.61	19.96	44,860	1.31	1.31	(0.07)	126
7/1/16 to 6/30/17	16.71	0.03	3.79	3.82	(0.01)	—	(0.01)	(0.02)	—	3.80	20.51 (11)	22.82 (11)	39,509	1.31	1.31	0.15	152
Class C
7/1/21 to 12/31/21(6)	$ 25.99	(0.05)	0.64	0.59	—	—	(3.41)	(3.41)	—	(2.82)	$ 23.17	2.89%	$ 4,869	1.92%	1.96%	(0.39) %	27%
7/1/20 to 6/30/21	16.70	(0.20)	9.49	9.29	— (8)	—	—	—	—	9.29	25.99	55.63	4,940	1.92	1.99	(0.92)	88
7/1/19 to 6/30/20	18.68	(0.09)	(1.89)	(1.98)	—	—	—	—	—	(1.98)	16.70 (11)	(10.60) (11)	4,251	1.92	2.02	(0.53)	110
7/1/18 to 6/30/19	20.92	(0.07)	(0.54)	(0.61)	—	—	(1.63)	(1.63)	—	(2.24)	18.68	(1.39)	7,873	1.93	2.02	(0.36)	78
7/1/17 to 6/30/18	20.07	(0.17)	3.82	3.65	—	—	(2.80)	(2.80)	—	0.85	20.92	19.10	35,080	2.06	2.06	(0.82)	126
7/1/16 to 6/30/17	16.48	(0.11)	3.71	3.60	—	—	(0.01)	(0.01)	—	3.59	20.07 (11)	21.82 (11)	32,802	2.06	2.06	(0.60)	152
Class P
7/1/21 to 12/31/21(6)	$ 27.82	0.08	0.71	0.79	(0.02)	—	(3.41)	(3.43)	—	(2.64)	$ 25.18	3.42%	$ 26,207	0.92%	0.97%	0.54%	27%
7/1/20 to 6/30/21	17.76	0.02	10.12	10.14	(0.08)	—	—	(0.08)	—	10.06	27.82	57.18	28,986	0.92	1.02	0.08	88
7/1/19 to 6/30/20	19.74	0.08	(1.99)	(1.91)	(0.07)	—	—	(0.07)	—	(1.98)	17.76 (11)	(9.74) (11)	16,747	0.92	1.02	0.44	110
7/1/18 to 6/30/19	21.81	0.12	(0.53)	(0.41)	(0.03)	—	(1.63)	(1.66)	—	(2.07)	19.74	(0.36)	9,637	0.93	1.02	0.61	78
7/1/17 to 6/30/18	20.63	0.03	3.95	3.98	—	—	(2.80)	(2.80)	—	1.18	21.81	20.25	6,883	1.06	1.06	0.12	126
7/1/16 to 6/30/17	16.77	0.07	3.81	3.88	(0.01)	—	(0.01)	(0.02)	—	3.86	20.63 (11)	23.12 (11)	3,425	1.06	1.06	0.39	152
Institutional Class
7/1/21 to 12/31/21(6)	$ 28.07	0.11	0.69	0.80	(0.10)	—	(3.41)	(3.51)	—	(2.71)	$ 25.36	3.43%	$ 57,073	0.82%	0.94%	0.79%	27%
7/1/20 to 6/30/21	17.92	0.04	10.22	10.26	(0.11)	—	—	(0.11)	—	10.15	28.07	57.35	36,211	0.82	0.96	0.19	88
7/1/19 to 6/30/20	19.90	0.09	(1.99)	(1.90)	(0.08)	—	—	(0.08)	—	(1.98)	17.92 (11)	(9.62) (11)	22,028	0.82	0.92	0.49	110
7/1/18 to 6/30/19	21.96	0.14	(0.53)	(0.39)	(0.04)	—	(1.63)	(1.67)	—	(2.06)	19.90	(0.29)	9,077	0.83	0.92	0.70	78
7/1/17 to 6/30/18	20.73	0.05	3.98	4.03	—	—	(2.80)	(2.80)	—	1.23	21.96	20.40	8,104	0.96	0.96	0.21	126
7/1/16 to 6/30/17	16.84	0.10	3.81	3.91	(0.01)	—	(0.01)	(0.02)	—	3.89	20.73 (11)	23.22 (11)	3,037	0.96	0.96	0.52	152
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
AllianzGI Small-Cap Fund (Continued)
Class R6
7/1/21 to 12/31/21(6)	$ 28.10	0.11	0.70	0.81	(0.08)	—	(3.41)	(3.49)	—	(2.68)	$ 25.42	3.51%	$ 9,308	0.77%	0.86%	0.77%	27%
7/1/20 to 6/30/21	17.93	0.06	10.21	10.27	(0.10)	—	—	(0.10)	—	10.17	28.10	57.37	8,614	0.77	0.87	0.24	88
7/1/19 to 6/30/20	19.90	0.14	(2.03)	(1.89)	(0.08)	—	—	(0.08)	—	(1.97)	17.93 (11)	(9.55) (11)	9,114	0.77	0.87	0.71	110
8/22/18 (12) to 6/30/19	23.16	0.13	(1.71)	(1.58)	(0.05)	—	(1.63)	(1.68)	—	(3.26)	19.90	(5.42)	17,792	0.77	0.87	0.76	78 (13)

AllianzGI Technology Fund
Class A
7/1/21 to 12/31/21(6)	$ 81.59	(0.46)	4.21	3.75	—	—	(23.45)	(23.45)	—	(19.70)	$ 61.89	5.81%	$ 807,002	1.41% (9)	1.41%	(1.11) %	55%
7/1/20 to 6/30/21	68.06	(0.88)	30.38	29.50	—	—	(15.97)	(15.97)	—	13.53	81.59	45.06	812,373	1.49 (9)	1.50	(1.12)	150
7/1/19 to 6/30/20	63.92	(0.68)	16.01	15.33	—	—	(11.19)	(11.19)	—	4.14	68.06 (11)	28.34 (11)	664,833	1.57	1.57	(1.12)	212
7/1/18 to 6/30/19	71.60	(0.68)	5.90	5.22	—	—	(12.90)	(12.90)	—	(7.68)	63.92	12.40	601,112	1.51	1.56	(1.05)	109
7/1/17 to 6/30/18	60.82	(0.64)	22.58	21.94	—	—	(11.16)	(11.16)	—	10.78	71.60	38.89	530,127	1.42	1.57	(0.95)	104
7/1/16 to 6/30/17	48.03	(0.17) (15)	15.75	15.58	—	—	(2.79)	(2.79)	—	12.79	60.82 (15)	33.69 (15)	452,039	1.51	1.61	(0.31) (15)	128
Class C
7/1/21 to 12/31/21(6)	$ 45.83	(0.42)	1.91	1.49	—	—	(23.45)	(23.45)	—	(21.96)	$ 23.87	5.39%	$ 48,978	2.17% (9)	2.17%	(1.87) %	55%
7/1/20 to 6/30/21	43.68	(0.87)	18.99	18.12	—	—	(15.97)	(15.97)	—	2.15	45.83	44.01	53,742	2.24 (9)	2.25	(1.88)	150
7/1/19 to 6/30/20	45.22	(0.76)	10.41	9.65	—	—	(11.19)	(11.19)	—	(1.54)	43.68 (11)	27.37 (11)	50,421	2.32	2.32	(1.87)	212
7/1/18 to 6/30/19	55.32	(0.92)	3.72	2.80	—	—	(12.90)	(12.90)	—	(10.10)	45.22	11.57	48,842	2.23	2.31	(1.78)	109
7/1/17 to 6/30/18	49.43	(0.91)	17.96	17.05	—	—	(11.16)	(11.16)	—	5.89	55.32	37.86	138,589	2.17	2.32	(1.70)	104
7/1/16 to 6/30/17	39.80	(0.46) (15)	12.88	12.42	—	—	(2.79)	(2.79)	—	9.63	49.43 (15)	32.69 (15)	113,411	2.26	2.36	(1.05) (15)	128
Class P
7/1/21 to 12/31/21(6)	$ 98.14	(0.46)	5.28	4.82	—	—	(23.45)	(23.45)	—	(18.63)	$ 79.51	5.93%	$ 120,374	1.19% (9)	1.19%	(0.90) %	55%
7/1/20 to 6/30/21	79.28	(0.81)	35.64	34.83	—	—	(15.97)	(15.97)	—	18.86	98.14	45.44	194,925	1.24 (9)	1.25	(0.87)	150
7/1/19 to 6/30/20	72.49	(0.60)	18.58	17.98	—	—	(11.19)	(11.19)	—	6.79	79.28 (11)	28.67 (11)	154,810	1.32	1.32	(0.87)	212
7/1/18 to 6/30/19	79.05	(0.58)	6.92	6.34	—	—	(12.90)	(12.90)	—	(6.56)	72.49	12.68	155,553	1.27	1.31	(0.80)	109
7/1/17 to 6/30/18	66.03	(0.53)	24.71	24.18	—	—	(11.16)	(11.16)	—	13.02	79.05	39.24	100,560	1.17	1.32	(0.71)	104
7/1/16 to 6/30/17	51.80	— (8)(15)	17.02	17.02	—	—	(2.79)	(2.79)	—	14.23	66.03 (15)	34.03 (15)	59,369	1.26	1.35	(0.01) (15)	128
Institutional Class
7/1/21 to 12/31/21(6)	$101.34	(0.43)	5.47	5.04	—	—	(23.45)	(23.45)	—	(18.41)	$ 82.93	5.95%	$1,366,346	1.13% (9)	1.13%	(0.83) %	55%
7/1/20 to 6/30/21	81.43	(0.77)	36.65	35.88	—	—	(15.97)	(15.97)	—	19.91	101.34	45.53	1,386,911	1.17 (9)	1.18	(0.80)	150
7/1/19 to 6/30/20	74.10	(0.55)	19.07	18.52	—	—	(11.19)	(11.19)	—	7.33	81.43 (11)	28.78 (11)	995,709	1.22	1.22	(0.78)	212
7/1/18 to 6/30/19	80.40	(0.52)	7.12	6.60	—	—	(12.90)	(12.90)	—	(6.30)	74.10	12.81	800,061	1.16	1.21	(0.69)	109
7/1/17 to 6/30/18	66.94	(0.45)	25.07	24.62	—	—	(11.16)	(11.16)	—	13.46	80.40	39.37	789,922	1.07	1.22	(0.59)	104
7/1/16 to 6/30/17	52.43	0.06 (15)	17.24	17.30	—	—	(2.79)	(2.79)	—	14.51	66.94 (15)	34.16 (15)	736,162	1.16	1.25	0.09 (15)	128
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
AllianzGI Technology Fund (Continued)
Administrative Class
7/1/21 to 12/31/21(6)	$ 90.62	(0.53)	4.78	4.25	—	—	(23.45)	(23.45)	—	(19.20)	$ 71.42	5.78%	$ 15,637	1.47%	2.01%	(1.14) %	55%
7/1/20 to 6/30/21	74.24	(0.91)	33.26	32.35	—	—	(15.97)	(15.97)	—	16.38	90.62	45.15	86,855	1.43 (9)	1.44	(1.05)	150
7/1/19 to 6/30/20	68.67	(0.67)	17.43	16.76	—	—	(11.19)	(11.19)	—	5.57	74.24 (11)	28.46 (11)	11,669	1.47	1.47	(1.02)	212
7/1/18 to 6/30/19	75.76	(0.67)	6.48	5.81	—	—	(12.90)	(12.90)	—	(7.09)	68.67	12.52	11,688	1.40	1.46	(0.95)	109
7/1/17 to 6/30/18	63.76	(0.61)	23.77	23.16	—	—	(11.16)	(11.16)	—	12.00	75.76	39.02	23,535	1.32	1.47	(0.85)	104
7/1/16 to 6/30/17	50.18	(0.23) (15)	16.60	16.37	—	—	(2.79)	(2.79)	—	13.58	63.76 (15)	33.83 (15)	15,062	1.44	1.52	(0.41) (15)	128

NFJ Dividend Value Fund
Class A
7/1/21 to 12/31/21(6)	$ 12.73	0.10	1.40	1.50	(0.08)	—	(0.68)	(0.76)	—	0.74	$ 13.47	11.95%	$ 451,371	1.00% (9)	1.00%	1.53%	29%
7/1/20 to 6/30/21	9.67	0.15	3.07	3.22	(0.16)	—	— (8)	(0.16)	—	3.06	12.73	33.47	422,719	1.02 (7)(9)	1.06	1.36	67
7/1/19 to 6/30/20	12.11	0.19	(1.01)	(0.82)	(0.20)	—	(1.42)	(1.62)	—	(2.44)	9.67	(8.54)	329,828	1.04	1.12	1.74	139
7/1/18 to 6/30/19	14.76	0.26	(0.05)	0.21	(0.26)	—	(2.60)	(2.86)	—	(2.65)	12.11	4.39	453,255	1.01	1.11	1.97	52
7/1/17 to 6/30/18	17.20	0.27	1.45	1.72	(0.28)	—	(3.88)	(4.16)	—	(2.44)	14.76	9.55	480,068	0.95	1.10	1.66	47
7/1/16 to 6/30/17	15.74	0.34	2.08	2.42	(0.37)	—	(0.59)	(0.96)	—	1.46	17.20	15.55	599,510	0.99	1.09	2.02	41
Class C
7/1/21 to 12/31/21(6)	$ 13.04	0.05	1.43	1.48	(0.03)	—	(0.68)	(0.71)	—	0.77	$ 13.81	11.45%	$ 17,547	1.76% (9)	1.76%	0.77%	29%
7/1/20 to 6/30/21	9.88	0.07	3.14	3.21	(0.05)	—	— (8)	(0.05)	—	3.16	13.04	32.53	18,956	1.77 (7)(9)	1.82	0.59	67
7/1/19 to 6/30/20	12.32	0.11	(1.02)	(0.91)	(0.11)	—	(1.42)	(1.53)	—	(2.44)	9.88	(9.17)	38,900	1.79	1.87	0.98	139
7/1/18 to 6/30/19	14.92	0.17	(0.05)	0.12	(0.12)	—	(2.60)	(2.72)	—	(2.60)	12.32	3.56	75,395	1.76	1.86	1.23	52
7/1/17 to 6/30/18	17.34	0.15	1.46	1.61	(0.15)	—	(3.88)	(4.03)	—	(2.42)	14.92	8.77	231,933	1.70	1.85	0.91	47
7/1/16 to 6/30/17	15.86	0.21	2.10	2.31	(0.24)	—	(0.59)	(0.83)	—	1.48	17.34	14.67	274,212	1.74	1.84	1.28	41
Class P
7/1/21 to 12/31/21(6)	$ 12.87	0.12	1.42	1.54	(0.10)	—	(0.68)	(0.78)	—	0.76	$ 13.63	12.12%	$ 197,099	0.73% (9)	0.73%	1.79%	29%
7/1/20 to 6/30/21	9.77	0.18	3.10	3.28	(0.18)	—	— (8)	(0.18)	—	3.10	12.87	33.79	210,888	0.76 (7)(9)	0.81	1.60	67
7/1/19 to 6/30/20	12.21	0.23	(1.02)	(0.79)	(0.23)	—	(1.42)	(1.65)	—	(2.44)	9.77	(8.23)	221,250	0.79	0.87	1.98	139
7/1/18 to 6/30/19	14.87	0.30	(0.05)	0.25	(0.31)	—	(2.60)	(2.91)	—	(2.66)	12.21	4.62	378,642	0.76	0.86	2.22	52
7/1/17 to 6/30/18	17.30	0.32	1.45	1.77	(0.32)	—	(3.88)	(4.20)	—	(2.43)	14.87	9.83	551,096	0.70	0.85	1.91	47
7/1/16 to 6/30/17	15.83	0.38	2.09	2.47	(0.41)	—	(0.59)	(1.00)	—	1.47	17.30	15.79	639,847	0.74	0.84	2.27	41
Institutional Class
7/1/21 to 12/31/21(6)	$ 12.85	0.12	1.42	1.54	(0.10)	—	(0.68)	(0.78)	—	0.76	$ 13.61	12.11%	$ 111,872	0.70%	0.88%	1.84%	29%
7/1/20 to 6/30/21	9.75	0.19	3.10	3.29	(0.19)	—	— (8)	(0.19)	—	3.10	12.85	33.95	122,996	0.70	0.75	1.67	67
7/1/19 to 6/30/20	12.20	0.24	(1.03)	(0.79)	(0.24)	—	(1.42)	(1.66)	—	(2.45)	9.75	(8.24)	117,755	0.69	0.77	2.07	139
7/1/18 to 6/30/19	14.87	0.31	(0.05)	0.26	(0.33)	—	(2.60)	(2.93)	—	(2.67)	12.20	4.75	263,357	0.66	0.76	2.32	52
7/1/17 to 6/30/18	17.30	0.34	1.45	1.79	(0.34)	—	(3.88)	(4.22)	—	(2.43)	14.87	9.94	438,422	0.60	0.75	2.03	47
7/1/16 to 6/30/17	15.82	0.41	2.08	2.49	(0.42)	—	(0.59)	(1.01)	—	1.48	17.30	15.96	731,788	0.64	0.74	2.44	41
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
NFJ Dividend Value Fund (Continued)
Class R6
7/1/21 to 12/31/21(6)	$ 12.79	0.13	1.41	1.54	(0.11)	—	(0.68)	(0.79)	—	0.75	$ 13.54	12.17%	$ 91,325	0.64% (9)	0.64%	1.90%	29%
7/1/20 to 6/30/21	9.71	0.19	3.08	3.27	(0.19)	—	— (8)	(0.19)	—	3.08	12.79	33.98	82,578	0.64 (7)	0.69	1.72	67
7/1/19 to 6/30/20	12.15	0.24	(1.02)	(0.78)	(0.24)	—	(1.42)	(1.66)	—	(2.44)	9.71	(8.12)	60,490	0.64	0.72	2.15	139
7/1/18 to 6/30/19	14.83	0.31	(0.04)	0.27	(0.35)	—	(2.60)	(2.95)	—	(2.68)	12.15	4.82	65,935	0.61	0.71	2.38	52
7/1/17 to 6/30/18	17.27	0.34	1.45	1.79	(0.35)	—	(3.88)	(4.23)	—	(2.44)	14.83	9.96	85,285	0.55	0.70	2.06	47
7/1/16 to 6/30/17	15.80	0.41	2.09	2.50	(0.44)	—	(0.59)	(1.03)	—	1.47	17.27	16.01	95,755	0.59	0.69	2.44	41
Administrative Class
7/1/21 to 12/31/21(6)	$ 13.12	0.11	1.44	1.55	(0.09)	—	(0.68)	(0.77)	—	0.78	$ 13.90	11.94%	$ 37,763	0.91% (9)	0.91%	1.63%	29%
7/1/20 to 6/30/21	9.96	0.17	3.15	3.32	(0.16)	—	— (8)	(0.16)	—	3.16	13.12	33.55	33,289	0.94 (7)	0.98	1.44	67
7/1/19 to 6/30/20	12.41	0.21	(1.03)	(0.82)	(0.21)	—	(1.42)	(1.63)	—	(2.45)	9.96	(8.33)	25,794	0.94	1.02	1.84	139
7/1/18 to 6/30/19	15.04	0.28	(0.05)	0.23	(0.26)	—	(2.60)	(2.86)	—	(2.63)	12.41	4.42	47,049	0.91	1.01	2.07	52
7/1/17 to 6/30/18	17.41	0.32	1.43	1.75	(0.24)	—	(3.88)	(4.12)	—	(2.37)	15.04	9.67	84,009	0.85	1.00	1.87	47
7/1/16 to 6/30/17	15.92	0.36	2.11	2.47	(0.39)	—	(0.59)	(0.98)	—	1.49	17.41	15.68	345,533	0.89	0.99	2.11	41

NFJ International Value Fund
Class A
7/1/21 to 12/31/21(6)	$ 22.93	0.20	(0.51)	(0.31)	(0.37)	—	—	(0.37)	—	(0.68)	$ 22.25	(1.30) %	$ 67,110	1.30%	1.36%	1.83%	30%
7/1/20 to 6/30/21	16.86	0.28	6.15	6.43	(0.36)	—	—	(0.36)	—	6.07	22.93	38.47	73,311	1.30 (7)(9)	1.34	1.38	116
7/1/19 to 6/30/20	18.47	0.36	(1.58)	(1.22)	(0.39)	—	—	(0.39)	—	(1.61)	16.86	(6.66)	55,297	1.30	1.37	2.06	91
7/1/18 to 6/30/19	18.52	0.33	(0.08)	0.25	(0.30)	—	—	(0.30)	—	(0.05)	18.47	1.44	71,931	1.30	1.38	1.84	49
7/1/17 to 6/30/18	18.13	0.34	0.38	0.72	(0.32)	(0.01)	—	(0.33)	—	0.39	18.52	3.95	88,385	1.29	1.37	1.76	63
7/1/16 to 6/30/17	16.32	0.34	1.92	2.26	(0.45)	—	—	(0.45)	—	1.81	18.13	13.99	127,642	1.30	1.35	2.01	63
Class C
7/1/21 to 12/31/21(6)	$ 22.51	0.13	(0.50)	(0.37)	(0.29)	—	—	(0.29)	—	(0.66)	$ 21.85	(1.60) %	$ 2,671	2.02% (9)	2.02%	1.17%	30%
7/1/20 to 6/30/21	16.57	0.11	6.04	6.15	(0.21)	—	—	(0.21)	—	5.94	22.51	37.40	3,576	2.02 (9)	2.07	0.56	116
7/1/19 to 6/30/20	18.15	0.22	(1.54)	(1.32)	(0.26)	—	—	(0.26)	—	(1.58)	16.57	(7.33)	7,488	2.05	2.12	1.27	91
7/1/18 to 6/30/19	18.20	0.17	(0.04)	0.13	(0.18)	—	—	(0.18)	—	(0.05)	18.15	0.76	13,926	2.05	2.13	0.98	49
7/1/17 to 6/30/18	17.86	0.19	0.37	0.56	(0.21)	(0.01)	—	(0.22)	—	0.34	18.20	3.11	36,184	2.04	2.12	0.99	63
7/1/16 to 6/30/17	16.09	0.23	1.86	2.09	(0.32)	—	—	(0.32)	—	1.77	17.86	13.10	54,546	2.05	2.10	1.37	63
Class P
7/1/21 to 12/31/21(6)	$ 23.09	0.24	(0.51)	(0.27)	(0.41)	—	—	(0.41)	—	(0.68)	$ 22.41	(1.12) %	$ 23,965	1.00% (9)	1.00%	2.15%	30%
7/1/20 to 6/30/21	16.96	0.34	6.19	6.53	(0.40)	—	—	(0.40)	—	6.13	23.09	38.86	26,708	1.03 (7)(9)	1.07	1.65	116
7/1/19 to 6/30/20	18.58	0.41	(1.60)	(1.19)	(0.43)	—	—	(0.43)	—	(1.62)	16.96	(6.45)	22,912	1.05	1.12	2.29	91
7/1/18 to 6/30/19	18.61	0.35	(0.04)	0.31	(0.34)	—	—	(0.34)	—	(0.03)	18.58	1.76	38,655	1.05	1.13	1.93	49
7/1/17 to 6/30/18	18.21	0.36	0.41	0.77	(0.36)	(0.01)	—	(0.37)	—	0.40	18.61	4.17	89,644	1.04	1.12	1.87	63
7/1/16 to 6/30/17	16.40	0.40	1.90	2.30	(0.49)	—	—	(0.49)	—	1.81	18.21	14.20	148,540	1.05	1.10	2.34	63
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
NFJ International Value Fund (Continued)
Institutional Class
7/1/21 to 12/31/21(6)	$ 23.11	0.25	(0.52)	(0.27)	(0.42)	—	—	(0.42)	—	(0.69)	$ 22.42	(1.13) %	$ 47,797	0.95% (9)	0.95%	2.18%	30%
7/1/20 to 6/30/21	16.98	0.36	6.19	6.55	(0.42)	—	—	(0.42)	—	6.13	23.11	38.95	48,096	0.95	1.00	1.76	116
7/1/19 to 6/30/20	18.60	0.43	(1.60)	(1.17)	(0.45)	—	—	(0.45)	—	(1.62)	16.98	(6.33)	37,009	0.95	1.02	2.41	91
7/1/18 to 6/30/19	18.64	0.41	(0.08)	0.33	(0.37)	—	—	(0.37)	—	(0.04)	18.60	1.84	46,473	0.95	1.03	2.24	49
7/1/17 to 6/30/18	18.24	0.42	0.36	0.78	(0.37)	(0.01)	—	(0.38)	—	0.40	18.64	4.27	55,924	0.94	1.02	2.14	63
7/1/16 to 6/30/17	16.42	0.37	1.95	2.32	(0.50)	—	—	(0.50)	—	1.82	18.24	14.33	74,272	0.95	1.00	2.18	63
Class R6
7/1/21 to 12/31/21(6)	$ 23.08	0.25	(0.51)	(0.26)	(0.42)	—	—	(0.42)	—	(0.68)	$ 22.40	(1.06) %	$ 2,845	0.89% (9)	0.89%	2.22%	30%
7/1/20 to 6/30/21	16.97	0.41	6.13	6.54	(0.43)	—	—	(0.43)	—	6.11	23.08	38.97	2,741	0.90	0.95	1.96	116
7/1/19 to 6/30/20	18.59	0.44	(1.60)	(1.16)	(0.46)	—	—	(0.46)	—	(1.62)	16.97	(6.28)	1,230	0.90	0.97	2.47	91
7/1/18 to 6/30/19	18.63	0.37	(0.04)	0.33	(0.37)	—	—	(0.37)	—	(0.04)	18.59	1.88	1,277	0.90	0.98	2.07	49
7/1/17 to 6/30/18	18.19	0.29	0.50	0.79	(0.34)	(0.01)	—	(0.35)	—	0.44	18.63	4.31	1,836	0.89	0.97	1.48	63
7/1/16 to 6/30/17	16.38	0.40	1.93	2.33	(0.52)	—	—	(0.52)	—	1.81	18.19	14.42	28,460	0.90	0.95	2.33	63
Administrative Class
7/1/21 to 12/31/21(6)	$ 23.06	0.20	(0.50)	(0.30)	(0.39)	—	—	(0.39)	—	(0.69)	$ 22.37	(1.26) %	$ 1,974	1.20%	1.24%	1.78%	30%
7/1/20 to 6/30/21	16.92	0.11	6.35	6.46	(0.32)	—	—	(0.32)	—	6.14	23.06	38.57	1,219	1.20	1.28	0.57	116
7/1/19 to 6/30/20	18.54	0.38	(1.59)	(1.21)	(0.41)	—	—	(0.41)	—	(1.62)	16.92	(6.58)	1,147	1.20	1.27	2.17	91
7/1/18 to 6/30/19	18.56	0.29	0.01	0.30	(0.32)	—	—	(0.32)	—	(0.02)	18.54	1.68	1,436	1.20	1.28	1.60	49
7/1/17 to 6/30/18	18.19	0.38	0.35	0.73	(0.35)	(0.01)	—	(0.36)	—	0.37	18.56	4.01	4,829	1.19	1.27	1.96	63
7/1/16 to 6/30/17	16.37	0.36	1.92	2.28	(0.46)	—	—	(0.46)	—	1.82	18.19	14.09	4,973	1.20	1.25	2.08	63

NFJ Large-Cap Value Fund
Class A
7/1/21 to 12/31/21(6)	$ 33.12	0.10	3.11	3.21	(0.07)	—	(1.91)	(1.98)	—	1.23	$ 34.35	9.83%	$ 191,835	1.01% (9)	1.01%	0.57%	14%
7/1/20 to 6/30/21	24.49	0.23	8.62	8.85	(0.22)	—	—	(0.22)	—	8.63	33.12	36.24	184,745	1.06 (9)	1.06	0.79	69
7/1/19 to 6/30/20	26.90	0.39	(1.88)	(1.49)	(0.41)	—	(0.51)	(0.92)	—	(2.41)	24.49	(5.71)	150,404	1.12	1.12	1.48	114
7/1/18 to 6/30/19	26.14	0.41	0.79	1.20	(0.39)	—	(0.05)	(0.44)	—	0.76	26.90	4.67	178,311	1.12	1.12	1.57	68
7/1/17 to 6/30/18	24.31	0.41	1.83	2.24	(0.41)	—	—	(0.41)	—	1.83	26.14	9.27	145,338	1.06	1.11	1.56	110
7/1/16 to 6/30/17	20.34	0.36	3.97 (16)	4.33	(0.36)	—	—	(0.36)	—	3.97	24.31 (16)	21.42 (16)	151,306	1.02	1.12	1.60	67
Class C
7/1/21 to 12/31/21(6)	$ 33.54	(0.03)	3.14	3.11	—	—	(1.91)	(1.91)	—	1.20	$ 34.74	9.40%	$ 3,664	1.76% (9)	1.76%	(0.18) %	14%
7/1/20 to 6/30/21	24.82	0.02	8.73	8.75	(0.03)	—	—	(0.03)	—	8.72	33.54	35.24	4,056	1.81 (9)	1.81	0.06	69
7/1/19 to 6/30/20	27.23	0.19	(1.88)	(1.69)	(0.21)	—	(0.51)	(0.72)	—	(2.41)	24.82	(6.41)	7,854	1.87	1.87	0.73	114
7/1/18 to 6/30/19	26.44	0.19	0.81	1.00	(0.16)	—	(0.05)	(0.21)	—	0.79	27.23	3.82	12,080	1.87	1.87	0.70	68
7/1/17 to 6/30/18	24.57	0.22	1.86	2.08	(0.21)	—	—	(0.21)	—	1.87	26.44	8.49	62,232	1.81	1.86	0.82	110
7/1/16 to 6/30/17	20.50	0.19	4.01 (16)	4.20	(0.13)	—	—	(0.13)	—	4.07	24.57 (16)	20.52 (16)	70,159	1.77	1.87	0.86	67
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
NFJ Large-Cap Value Fund (Continued)
Class P
7/1/21 to 12/31/21(6)	$ 33.46	0.14	3.14	3.28	(0.11)	—	(1.91)	(2.02)	—	1.26	$ 34.72	9.94%	$ 19,292	0.76% (9)	0.76%	0.81%	14%
7/1/20 to 6/30/21	24.73	0.30	8.71	9.01	(0.28)	—	—	(0.28)	—	8.73	33.46	36.60	20,413	0.81 (9)	0.81	1.04	69
7/1/19 to 6/30/20	27.16	0.46	(1.90)	(1.44)	(0.48)	—	(0.51)	(0.99)	—	(2.43)	24.73	(5.49)	15,384	0.87	0.87	1.73	114
7/1/18 to 6/30/19	26.38	0.48	0.81	1.29	(0.46)	—	(0.05)	(0.51)	—	0.78	27.16	4.95	19,097	0.87	0.87	1.80	68
7/1/17 to 6/30/18	24.53	0.47	1.86	2.33	(0.48)	—	—	(0.48)	—	1.85	26.38	9.54	20,242	0.81	0.86	1.80	110
7/1/16 to 6/30/17	20.56	0.42	4.01 (16)	4.43	(0.46)	—	—	(0.46)	—	3.97	24.53 (16)	21.71 (16)	18,164	0.77	0.87	1.85	67
Institutional Class
7/1/21 to 12/31/21(6)	$ 32.96	0.14	3.09	3.23	(0.11)	—	(1.91)	(2.02)	—	1.21	$ 34.17	9.95%	$ 128,192	0.76% (9)	0.76%	0.82%	14%
7/1/20 to 6/30/21	24.37	0.31	8.58	8.89	(0.30)	—	—	(0.30)	—	8.59	32.96	36.66	129,083	0.75 (9)	0.75	1.09	69
7/1/19 to 6/30/20	26.77	0.48	(1.87)	(1.39)	(0.50)	—	(0.51)	(1.01)	—	(2.40)	24.37	(5.36)	92,001	0.77	0.77	1.81	114
7/1/18 to 6/30/19	26.02	0.50	0.79	1.29	(0.49)	—	(0.05)	(0.54)	—	0.75	26.77	5.02	132,572	0.77	0.77	1.91	68
7/1/17 to 6/30/18	24.20	0.49	1.84	2.33	(0.51)	—	—	(0.51)	—	1.82	26.02	9.66	127,728	0.71	0.76	1.89	110
7/1/16 to 6/30/17	20.27	0.43	3.97 (16)	4.40	(0.47)	—	—	(0.47)	—	3.93	24.20 (16)	21.88 (16)	114,377	0.67	0.77	1.95	67
Class R6
10/28/21 (12) to 12/31/21(6)	$ 35.37	0.06	0.69	0.75	(0.06)	—	(1.91)	(1.97)	—	(1.22)	$ 34.15	5.29%	$ 97	0.64% (9)	0.64%	0.99%	14% (13)
Administrative Class
7/1/21 to 12/31/21(6)	$ 33.66	0.10	3.16	3.26	(0.07)	—	(1.91)	(1.98)	—	1.28	$ 34.94	9.83%	$ 541	1.00% (9)(10)	0.96%	0.58%	14%
7/1/20 to 6/30/21	24.85	0.25	8.75	9.00	(0.19)	—	—	(0.19)	—	8.81	33.66	36.33	520	1.01 (7)	1.02	0.89	69
7/1/19 to 6/30/20	27.29	0.42	(1.91)	(1.49)	(0.44)	—	(0.51)	(0.95)	—	(2.44)	24.85	(5.65)	1,181	1.02	1.02	1.58	114
7/1/18 to 6/30/19	26.51	0.45	0.80	1.25	(0.42)	—	(0.05)	(0.47)	—	0.78	27.29	4.77	1,381	1.02	1.02	1.66	68
7/1/17 to 6/30/18	24.64	0.43	1.88	2.31	(0.44)	—	—	(0.44)	—	1.87	26.51	9.40	1,323	0.96	1.01	1.64	110
7/1/16 to 6/30/17	20.61	0.38	4.04 (16)	4.42	(0.39)	—	—	(0.39)	—	4.03	24.64 (16)	21.58 (16)	1,272	0.92	1.02	1.71	67

NFJ Mid-Cap Value Fund
Class A
7/1/21 to 12/31/21(6)	$ 35.54	0.17	2.81	2.98	(0.25)	—	(3.92)	(4.17)	—	(1.19)	$ 34.35	8.75%	$ 606,347	1.00%	1.10%	0.93%	29%
7/1/20 to 6/30/21	25.72	0.30	9.83	10.13	(0.26)	—	(0.05)	(0.31)	—	9.82	35.54	39.60	596,144	1.00	1.16	0.98	96
7/1/19 to 6/30/20	30.60	0.38	(2.72)	(2.34)	(0.33)	—	(2.21)	(2.54)	—	(4.88)	25.72	(8.93)	474,970	0.99	1.21	1.30	197
7/1/18 to 6/30/19	30.06	0.44	0.54	0.98	(0.31)	—	(0.13)	(0.44)	—	0.54	30.60	3.46	595,707	0.99	1.21	1.48	81
7/1/17 to 6/30/18	31.41	0.39	1.27	1.66	(0.26)	—	(2.75)	(3.01)	—	(1.35)	30.06	4.88	518,293	1.04	1.21	1.22	31
7/1/16 to 6/30/17	24.37	0.36	7.03 (17)	7.39	(0.33)	—	(0.02)	(0.35)	—	7.04	31.41 (17)	30.53 (17)	480,691	1.21	1.21	1.30	45
Class C
7/1/21 to 12/31/21(6)	$ 28.63	0.03	2.24	2.27	(0.09)	—	(3.92)	(4.01)	—	(1.74)	$ 26.89	8.36%	$ 38,819	1.75%	1.83%	0.18%	29%
7/1/20 to 6/30/21	20.74	0.05	7.93	7.98	(0.04)	—	(0.05)	(0.09)	—	7.89	28.63	38.53	39,321	1.74 (7)	1.90	0.21	96
7/1/19 to 6/30/20	25.16	0.13	(2.18)	(2.05)	(0.16)	—	(2.21)	(2.37)	—	(4.42)	20.74	(9.64)	37,278	1.74	1.96	0.55	197
7/1/18 to 6/30/19	24.62	0.13	0.54	0.67	—	—	(0.13)	(0.13)	—	0.54	25.16	2.73	48,176	1.74	1.96	0.54	81
7/1/17 to 6/30/18	26.22	0.12	1.08	1.20	(0.05)	—	(2.75)	(2.80)	—	(1.60)	24.62	4.10	182,192	1.79	1.96	0.46	31
7/1/16 to 6/30/17	20.43	0.13	5.87 (17)	6.00	(0.19)	—	(0.02)	(0.21)	—	5.79	26.22 (17)	29.52 (17)	168,922	1.96	1.96	0.59	45
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
NFJ Mid-Cap Value Fund (Continued)
Class P
7/1/21 to 12/31/21(6)	$ 27.90	0.16	2.19	2.35	(0.38)	—	(3.92)	(4.30)	—	(1.95)	$ 25.95	8.88%	$ 185,107	0.75%	0.84%	1.14%	29%
7/1/20 to 6/30/21	20.30	0.29	7.74	8.03	(0.38)	—	(0.05)	(0.43)	—	7.60	27.90	39.93	239,250	0.75	0.90	1.23	96
7/1/19 to 6/30/20	24.68	0.36	(2.10)	(1.74)	(0.43)	—	(2.21)	(2.64)	—	(4.38)	20.30	(8.72)	211,729	0.74	0.96	1.57	197
7/1/18 to 6/30/19	24.35	0.41	0.43	0.84	(0.38)	—	(0.13)	(0.51)	—	0.33	24.68	3.75	197,201	0.74	0.96	1.70	81
7/1/17 to 6/30/18	26.01	0.37	1.10	1.47	(0.38)	—	(2.75)	(3.13)	—	(1.66)	24.35	5.17	200,081	0.77	0.96	1.46	31
7/1/16 to 6/30/17	20.27	0.32	5.87 (17)	6.19	(0.43)	—	(0.02)	(0.45)	—	5.74	26.01 (17)	30.82 (17)	52,167	0.96	0.96	1.39	45
Institutional Class
7/1/21 to 12/31/21(6)	$ 38.28	0.25	3.04	3.29	(0.38)	—	(3.92)	(4.30)	—	(1.01)	$ 37.27	8.94%	$ 484,097	0.65%	0.81%	1.29%	29%
7/1/20 to 6/30/21	27.70	0.44	10.59	11.03	(0.40)	—	(0.05)	(0.45)	—	10.58	38.28	40.11	460,452	0.65	0.84	1.33	96
7/1/19 to 6/30/20	32.77	0.51	(2.92)	(2.41)	(0.45)	—	(2.21)	(2.66)	—	(5.07)	27.70	(8.62)	385,311	0.64	0.86	1.67	197
7/1/18 to 6/30/19	32.15	0.58	0.57	1.15	(0.40)	—	(0.13)	(0.53)	—	0.62	32.77	3.83	406,173	0.64	0.86	1.82	81
7/1/17 to 6/30/18	33.41	0.51	1.38	1.89	(0.40)	—	(2.75)	(3.15)	—	(1.26)	32.15	5.26	332,110	0.66	0.86	1.53	31
7/1/16 to 6/30/17	25.88	0.48	7.47 (17)	7.95	(0.40)	—	(0.02)	(0.42)	—	7.53	33.41 (17)	30.95 (17)	53,333	0.86	0.86	1.66	45
Class R6
7/1/21 to 12/31/21(6)	$ 38.24	0.26	3.04	3.30	(0.38)	—	(3.92)	(4.30)	—	(1.00)	$ 37.24	8.97%	$ 87,312	0.60%	0.74%	1.32%	29%
7/1/20 to 6/30/21	27.68	0.45	10.59	11.04	(0.43)	—	(0.05)	(0.48)	—	10.56	38.24	40.17	85,969	0.60	0.78	1.37	96
7/1/19 to 6/30/20	32.75	0.56	(2.95)	(2.39)	(0.47)	—	(2.21)	(2.68)	—	(5.07)	27.68	(8.57)	66,260	0.59	0.81	1.86	197
7/1/18 to 6/30/19	32.13	0.63	0.53	1.16	(0.41)	—	(0.13)	(0.54)	—	0.62	32.75	3.89	18,052	0.59	0.81	2.03	81
12/18/17 (12) to 6/30/18	36.74	0.18	(1.61)	(1.43)	(0.43)	—	(2.75)	(3.18)	—	(4.61)	32.13	(4.25)	2,167	0.59	0.81	1.04	31 (13)
Administrative Class
7/1/21 to 12/31/21(6)	$ 36.77	0.19	2.92	3.11	(0.26)	—	(3.92)	(4.18)	—	(1.07)	$ 35.70	8.81%	$ 44,048	0.90%	1.00%	1.02%	29%
7/1/20 to 6/30/21	26.59	0.34	10.17	10.51	(0.28)	—	(0.05)	(0.33)	—	10.18	36.77	39.73	49,280	0.90	1.08	1.06	96
7/1/19 to 6/30/20	31.57	0.42	(2.81)	(2.39)	(0.38)	—	(2.21)	(2.59)	—	(4.98)	26.59	(8.85)	33,511	0.89	1.11	1.43	197
7/1/18 to 6/30/19	31.00	0.48	0.56	1.04	(0.34)	—	(0.13)	(0.47)	—	0.57	31.57	3.60	27,405	0.89	1.11	1.58	81
7/1/17 to 6/30/18	32.35	0.42	1.32	1.74	(0.34)	—	(2.75)	(3.09)	—	(1.35)	31.00	4.98	18,947	0.92	1.11	1.32	31
7/1/16 to 6/30/17	25.08	0.40	7.24 (17)	7.64	(0.35)	—	(0.02)	(0.37)	—	7.27	32.35 (17)	30.66 (17)	5,120	1.11	1.11	1.40	45

NFJ Small-Cap Value Fund
Class A
7/1/21 to 12/31/21(6)	$ 15.67	0.06	0.93	0.99	(0.17)	—	(1.14)	(1.31)	—	(0.32)	$ 15.35	6.63%	$ 306,710	1.17%	1.20%	0.75%	23%
7/1/20 to 6/30/21	11.07	0.18	4.71	4.89	(0.24)	—	(0.05)	(0.29)	—	4.60	15.67	44.57	325,048	1.18 (7)(9)	1.23	1.34	65
7/1/19 to 6/30/20	14.53	0.18	(2.28)	(2.10)	(0.06)	—	(1.30)	(1.36)	—	(3.46)	11.07	(16.62)	267,845	1.17	1.27	1.37	126
7/1/18 to 6/30/19	21.71	0.29	(2.73)	(2.44)	(0.62)	—	(4.12)	(4.74)	—	(7.18)	14.53	(7.70)	439,710	1.18	1.26	1.65	47
7/1/17 to 6/30/18	24.36	0.29	1.44	1.73	(0.12)	—	(4.26)	(4.38)	—	(2.65)	21.71	7.04	718,104	1.20	1.25	1.27	24
7/1/16 to 6/30/17	20.82	0.30	4.12	4.42	(0.32)	—	(0.56)	(0.88)	—	3.54	24.36	21.38	788,438	1.20	1.24	1.31	30
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
NFJ Small-Cap Value Fund (Continued)
Class C
7/1/21 to 12/31/21(6)	$ 13.78	— (8)	0.82	0.82	(0.10)	—	(1.14)	(1.24)	—	(0.42)	$ 13.36	6.25%	$ 1,643	1.92%	1.95%	0.01%	23%
7/1/20 to 6/30/21	9.74	0.07	4.14	4.21	(0.12)	—	(0.05)	(0.17)	—	4.04	13.78	43.52	1,606	1.91 (9)	1.97	0.60	65
7/1/19 to 6/30/20	12.97	0.07	(2.00)	(1.93)	—	—	(1.30)	(1.30)	—	(3.23)	9.74	(17.26)	1,627	1.92	2.02	0.58	126
7/1/18 to 6/30/19	19.30	0.16	(2.41)	(2.25)	—	—	(4.08) (18)	(4.08)	—	(6.33)	12.97	(8.35)	3,984	1.93	2.01	0.88	47
7/1/17 to 6/30/18	22.14	0.11	1.31	1.42	—	—	(4.26)	(4.26)	—	(2.84)	19.30	6.26	106,052	1.95	2.00	0.54	24
7/1/16 to 6/30/17	19.02	0.12	3.75	3.87	(0.19)	—	(0.56)	(0.75)	—	3.12	22.14	20.45	135,225	1.95	1.99	0.56	30
Class P
7/1/21 to 12/31/21(6)	$ 18.42	0.09	1.12	1.21	(0.18)	—	(1.14)	(1.32)	—	(0.11)	$ 18.31	6.83%	$ 20,679	0.91% (9)	0.91%	0.99%	23%
7/1/20 to 6/30/21	12.97	0.25	5.52	5.77	(0.27)	—	(0.05)	(0.32)	—	5.45	18.42	44.88	24,149	0.91 (9)	0.96	1.61	65
7/1/19 to 6/30/20	16.79	0.25	(2.68)	(2.43)	(0.09)	—	(1.30)	(1.39)	—	(3.82)	12.97	(16.39)	21,354	0.92	1.02	1.62	126
7/1/18 to 6/30/19	24.18	0.38	(2.97)	(2.59)	(0.68)	—	(4.12)	(4.80)	—	(7.39)	16.79	(7.49)	39,426	0.93	1.01	1.91	47
7/1/17 to 6/30/18	26.69	0.39	1.56	1.95	(0.20)	—	(4.26)	(4.46)	—	(2.51)	24.18	7.27	65,466	0.95	1.00	1.54	24
7/1/16 to 6/30/17	22.74	0.36	4.54	4.90	(0.39)	—	(0.56)	(0.95)	—	3.95	26.69	21.66	72,679	0.95	0.99	1.42	30
Institutional Class
7/1/21 to 12/31/21(6)	$ 18.66	0.10	1.14	1.24	(0.19)	—	(1.14)	(1.33)	—	(0.09)	$ 18.57	6.89%	$ 79,187	0.82%	0.87%	1.09%	23%
7/1/20 to 6/30/21	13.13	0.27	5.59	5.86	(0.28)	—	(0.05)	(0.33)	—	5.53	18.66	45.07	94,847	0.82	0.89	1.69	65
7/1/19 to 6/30/20	16.95	0.27	(2.72)	(2.45)	(0.07)	—	(1.30)	(1.37)	—	(3.82)	13.13	(16.31)	99,894	0.82	0.92	1.67	126
7/1/18 to 6/30/19	24.34	0.41	(3.00)	(2.59)	(0.68)	—	(4.12)	(4.80)	—	(7.39)	16.95	(7.42)	288,309	0.83	0.91	1.98	47
7/1/17 to 6/30/18	26.82	0.42	1.58	2.00	(0.22)	—	(4.26)	(4.48)	—	(2.48)	24.34	7.43	778,547	0.85	0.90	1.61	24
7/1/16 to 6/30/17	22.84	0.42	4.53	4.95	(0.41)	—	(0.56)	(0.97)	—	3.98	26.82	21.82	1,213,861	0.83	0.89	1.68	30
Class R6
7/1/21 to 12/31/21(6)	$ 18.49	0.11	1.12	1.23	(0.22)	—	(1.14)	(1.36)	—	(0.13)	$ 18.36	6.90%	$ 80,826	0.77%	0.81%	1.14%	23%
7/1/20 to 6/30/21	13.02	0.27	5.55	5.82	(0.30)	—	(0.05)	(0.35)	—	5.47	18.49	45.09	88,986	0.77	0.84	1.73	65
7/1/19 to 6/30/20	16.85	0.27	(2.68)	(2.41)	(0.12)	—	(1.30)	(1.42)	—	(3.83)	13.02	(16.25)	88,885	0.77	0.87	1.76	126
7/1/18 to 6/30/19	24.25	0.41	(2.99)	(2.58)	(0.70)	—	(4.12)	(4.82)	—	(7.40)	16.85	(7.37)	150,200	0.78	0.86	2.04	47
7/1/17 to 6/30/18	26.75	0.44	1.56	2.00	(0.24)	—	(4.26)	(4.50)	—	(2.50)	24.25	7.44	347,379	0.80	0.85	1.70	24
7/1/16 to 6/30/17	22.79	0.41	4.55	4.96	(0.44)	—	(0.56)	(1.00)	—	3.96	26.75	21.90	464,279	0.79	0.84	1.60	30
Administrative Class
7/1/21 to 12/31/21(6)	$ 15.66	0.07	0.94	1.01	(0.20)	—	(1.14)	(1.34)	—	(0.33)	$ 15.33	6.73%	$ 37,656	1.07%	1.32%	0.85%	23%
7/1/20 to 6/30/21	11.02	0.20	4.70	4.90	(0.21)	—	(0.05)	(0.26)	—	4.64	15.66	44.81	37,759	1.07	1.32	1.45	65
7/1/19 to 6/30/20	14.48	0.19	(2.27)	(2.08)	(0.08)	—	(1.30)	(1.38)	—	(3.46)	11.02	(16.58)	34,323	1.07	1.17	1.39	126
7/1/18 to 6/30/19	21.65	0.30	(2.73)	(2.43)	(0.62)	—	(4.12)	(4.74)	—	(7.17)	14.48	(7.64)	107,836	1.08	1.16	1.74	47
7/1/17 to 6/30/18	24.30	0.32	1.43	1.75	(0.14)	—	(4.26)	(4.40)	—	(2.65)	21.65	7.14	206,749	1.10	1.15	1.38	24
7/1/16 to 6/30/17	20.78	0.33	4.11	4.44	(0.36)	—	(0.56)	(0.92)	—	3.52	24.30	21.52	365,241	1.09	1.14	1.43	30

Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Sales charges, where applicable, are not reflected in the total return calculation.
(4)	Annualized for periods less than one year.
(5)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
(6)	Unaudited.
(7)	Due to a change in expense waiver, the ratio shown is a blended expense ratio.
(8)	Amount is less than $0.005 per share.
(9)	The share class is currently under its expense limitation.
(10)	See Note 4D in Notes to Financial Statements for information on recapture of expenses previously reimbursed.
(11)	Payment from affiliate increased the end of period net asset value and total return by less than $0.01 and 0.01%, respectively.
(12)	Inception date.
(13)	Portfolio turnover is representative of the Fund for the entire period.
(14)	Payment from affiliate had no impact on total return.
(15)	An out of period adjustment of $3,694,541, which is included in miscellaneous income, related to income earned in previous years, decreased net investment loss per share and increased net asset value per share by approximately $0.15 for Class A; $0.13 for Class C; $0.20 for Class P; $0.20 for Institutional Class and $0.04 for Administrative Class. The increase in total return and decrease in ratio of net investment loss to average net assets relating to this income for each share class was approximately 0.33% and 0.28% for Class A; 0.35% and 0.29% for Class C; 0.40% and 0.33% for Class P; 0.40% and 0.32% for Institutional Class; 0.09% and 0.08% for Administrative Class, respectively.
(16)	Payments from securities litigation increased net realized and change in unrealized gain (loss) and net asset value per share by approximately $0.65 for Class A; $0.68 for Class C; $0.71 for Class R; $0.75 for Class P; $0.57 for Institutional Class and $0.65 for Administrative Class. The increase in total return per class was approximately 3.24% for Class A; 3.33% for Class C; 3.50% for Class R; 3.72% for Class P; 2.87% for Institutional Class and 3.21% for Administrative Class.
(17)	Payments from securities litigation increased net realized and change in unrealized gain (loss) and net asset value per share by approximately $1.41 for Class A; $1.23 for Class C; $1.13 for Class R; $1.93 for Class P; $1.19 for Institutional Class and $1.63 for Administrative Class. The increase in total return per class was approximately 5.86% for Class A; 6.08% for Class C; 5.37% for Class R; 9.70% for Class P; 4.66% for Institutional Class and 6.58% for Administrative Class.
(18)	The character of a portion of the distribution was redesignated from net investment income to net realized capital gain for the year ended June 30, 2019. The per share amount for Class C differs from other classes, as at the time the distribution was made, Class C had minimal distributable net investment income, therefore no redesignation for Class C was made.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2021
Note 1. Organization
Virtus Investment Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, the Trust is comprised of 13 funds (each a “Fund” or collectively, the “Funds”), each reported in this semiannual report. Each Fund has a distinct investment objective and all of the Funds except the AllianzGI Focused Growth Fund and AllianzGI Technology Fund are diversified.
The Funds have the following investment objective(s):
Fund	Investment objective(s)
AllianzGI Emerging Markets Opportunities Fund	Seeking to maximize long-term capital appreciation
AllianzGI Focused Growth Fund	Seeking long-term capital appreciation
AllianzGI Global Small-Cap Fund	Seeking long-term capital appreciation
AllianzGI Health Sciences Fund	Seeking long-term capital appreciation
AllianzGI Income & Growth Fund	Seeking total return comprised of current income, current gains and capital appreciation.
AllianzGI Mid-Cap Growth Fund	Seeking long-term capital appreciation
AllianzGI Small-Cap Fund	Seeking long-term capital appreciation
AllianzGI Technology Fund	Seeking long-term capital appreciation
NFJ Dividend Value Fund	Seeking long-term growth of capital and income
NFJ International Value Fund	Seeking long-term growth of capital and income
NFJ Large-Cap Value Fund	Seeking long-term growth of capital and income
NFJ Mid-Cap Value Fund	Seeking long-term growth of capital and income
NFJ Small-Cap Value Fund	Seeking long-term growth of capital and income
There is no guarantee that a Fund will achieve its objective(s).
The AllianzGI Focused Growth Fund, NFJ Dividend Value Fund, NFJ International Value Fund, NFJ Large-Cap Value Fund, NFJ Mid-Cap Value Fund, and NFJ Small-Cap Value Fund offer Class A shares, Class C shares, Class P shares, Institutional Class shares, Class R6 shares, and Administrative Class shares. AllianzGI Emerging Markets Opportunities Fund and AllianzGI Small-Cap Fund offer Class A shares, Class C shares, Class P shares, Institutional Class shares, and Class R6 shares. AllianzGI Mid-Cap Growth Fund and AllianzGI Technology Fund offer Class A shares, Class C shares, Class P shares, Institutional Class shares and Administrative Class shares. The AllianzGI Global Small-Cap Fund, AllianzGI Health Sciences Fund, and AllianzGI Income & Growth Fund offer Class A shares, Class C shares, Class P shares, and Institutional Class shares.
Class A shares of the Funds are sold with a front-end sales charge of up to 5.50% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% – 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
On May 21, 2021, all Class R shares for the AllianzGI Focused Growth Fund, AllianzGI Income & Growth Fund, AllianzGI Mid-Cap Growth Fund, NFJ Dividend Value Fund, NFJ International Value Fund, NFJ Large-Cap Value Fund, NFJ Mid-Cap Value Fund, and NFJ Small-Cap Value Fund were converted into Class A shares of the respective Fund.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund following a required holding period, which as of March 1, 2021, was eight years. Effective February 26, 2021, if an investor intends to purchase greater than $999,999 of Class C shares, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses. Class P shares, Institutional Class shares, Class R6 shares, and Administrative Class shares are sold without a front-end sales charge or CDSC.
Class P shares are offered primarily through certain asset allocation, wrap fee and other similar programs offered by broker-dealers and other intermediaries (“service agents”) that have established a shareholder servicing relationship with the Trust on behalf of their customers. Such programs established with broker-dealers or financial intermediaries may purchase shares only if the program for which the shares are being acquired will maintain an omnibus or pooled account for each fund. Class P shares may also be offered for direct investment by other investors such as pension and profit sharing plans, employee benefit trusts and plan alliances, endowments, foundations and corporations.
Institutional Class shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the Funds’ distributor or transfer agent to offer Institutional Class shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Institutional Class shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the Funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Institutional Class shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Institutional Class shares.

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Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.
Administrative Class shares are offered primarily through employee benefit plan alliances, broker-dealers, and other intermediaries, and each Fund pays service or distribution fees to such entities for services they provide to Administrative Class shareholders.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class P shares, Institutional Class shares, Class R6 shares, and Administrative Class shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
The Trust is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
          Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
         Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
         Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying

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equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Conversion premium is not amortized. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Convertible Securities
Certain Funds may invest a portion of their assets in convertible securities. Although convertible securities derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Funds’ investments in convertible securities include features which render them sensitive to price changes in their underlying securities. The value of structured/synthetic convertible securities can be affected by interest rate changes and credit risks of the issuer. Such securities may be structured in ways that limit their potential for capital appreciation, and the entire value of the security may be at risk of loss depending on the performance of the underlying equity security. Consequently, the Funds are exposed to greater downside risk than traditional convertible securities, but typically still less than that of the underlying stock.

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G.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
H.	When-issued Purchases and Forward Commitments (Delayed Delivery)
Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Funds to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and forward commitment securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
I.	Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
J.	Warrants
The Funds may receive warrants. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants may be freely transferable and are often traded on major exchanges. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.
K.	Securities Lending
Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for

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its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
As of December 31, 2021, none of the Funds were lending under the agreement with BNYM.
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.
A.	Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of the contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.
During the period ended December 31, 2021, the AllianzGI Emerging Markets Opportunities Fund, AllianzGI Global Small-Cap Fund, and AllianzGI Technology Fund entered into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk).
Forward foreign currency contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
B.	Options Contracts
An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. Certain Funds may purchase or write both put and call options on portfolio securities. A Fund doing so is subject to equity price risk and/or foreign currency risk in the normal course of pursuing its investment objectives.
When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments. Purchased options are reported as an asset within “Investment in securities at value” in the Statements of Assets and Liabilities. Written options are reported as a liability within “Written options at value.” Changes in value of the purchased option are included in “Net change in unrealized appreciation (depreciation) from investments” in the Statements of Operations. Changes in value of written options are included in “Net change in unrealized appreciation (depreciation) from written options” in the Statements of Operations.
If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) on investments” in the Statements of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) from written options” in the Statements of Operations.
The risk in writing call options is that the Fund gives up the opportunity for profit if the market price/foreign currency rate of the referenced security/currency increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price/foreign currency rate of the referenced security/currency decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.
During the period ended December 31, 2021, the AllianzGI Income & Growth Fund and AllianzGI Technology Fund invested in written covered call options contracts in an attempt to manage equity price risk and with the purpose of generating realized gains.

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The following is a summary of derivative instruments categorized by primary risk exposure, presented in the Statements of Assets and Liabilities at December 31, 2021:
Primary Risk				AllianzGI Income & Growth Fund	AllianzGI Technology Fund
Asset Derivatives
Equity contracts	Purchased options at value(1)	$ —	$13,739
Total		$ —	$13,739
Liability Derivatives
Equity contracts	Written options at value	$(753)	$ (4,970)
Total		$(753)	$ (4,970)

The following is a summary of derivative instruments categorized by primary risk exposure, presented in the Statements of Operations for the period ended December 31, 2021:
Primary Risk		AllianzGI Emerging Markets Opportunities Fund	AllianzGI Global Small-Cap Fund	AllianzGI Income & Growth Fund	AllianzGI Technology Fund
Net Realized Gain (Loss) From
Equity contracts	Purchased options(2)	$ —	$ —	$ —	$ (2,034)
Equity contracts	Written options	—	—	2,500	376
Foreign currency contracts	Forward foreign currency transactions	89	(5)	—	(25)
Total		$89	$ (5)	$2,500	$ (1,683)
Net Change in Unrealized Appreciation/Depreciation on
Equity contracts	Purchased options(3)	$ —	$ —	$ —	$ 2,697
Equity contracts	Written options	—	—	3,516	3,605
Total		$ —	$ —	$3,516	$ 6,302

(1)	Amount included in Investment in securities at value.
(2)	Amount included in Net realized gain (loss) on investments.
(3)	Amount included in Net change in unrealized appreciation (depreciation) on investments.
The quarterly average values (unless otherwise specified) of the derivatives held by the Funds in the tables shown below indicate the volume of derivative activity for each applicable Fund for the period ended December 31, 2021.
	AllianzGI Emerging Markets Opportunities Fund	AllianzGI Global Small-Cap Fund
Forward Foreign Currency Exchange Purchase Contracts(2)	$748	$36
Forward Foreign Currency Exchange Sale Contracts(2)	790	51

	AllianzGI Income & Growth Fund	AllianzGI Technology Fund
Purchased Options(1)	$ —	$15,402
Written Options(1)	1,431	14,083

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	AllianzGI Income & Growth Fund	AllianzGI Technology Fund
Forward Foreign Currency Exchange Purchase Contracts(2)	$ —	$ 4,601
Forward Foreign Currency Exchange Sale Contracts(2)	—	1,192

(1) Premium amount.
(2) Notional amount.
C.	Derivative Risks
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
A Fund’s risk of loss from counterparty credit risk on derivatives bought or sold OTC, rather than traded on a securities exchange, is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.
With exchange traded purchased options and futures and centrally cleared swaps generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
D.	Collateral Requirements and Master Netting Agreements (“MNA”)
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Funds as of December 31, 2021.

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December 31, 2021
At December 31, 2021, the Funds’ derivative assets and liabilities (by type) are as follows:
	AllianzGI Income & Growth Fund		AllianzGI Technology Fund
	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Purchased options	$—	$ —	$ 13,739	$ —
Written options	—	753	—	4,970
Total derivative assets and liabilities in the Statements of Assets and Liabilities	$—	$ 753	$ 13,739	$ 4,970
Derivatives not subject to a MNA or similar agreement	—	(753)	(13,739)	(4,970)
Total assets and liabilities subject to a MNA	$—	$ —	$ —	$ —

Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

Fund	Advisory Fee
AllianzGI Emerging Markets Opportunities Fund	0.85%
AllianzGI Focused Growth Fund	0.45
AllianzGI Global Small-Cap Fund	0.90
AllianzGI Health Sciences Fund	0.80
AllianzGI Income & Growth Fund	0.65
AllianzGI Mid-Cap Growth Fund	0.47
AllianzGI Small-Cap Fund	0.60
AllianzGI Technology Fund	0.90
NFJ Dividend Value Fund	0.45
NFJ International Value Fund	0.60
NFJ Large-Cap Value Fund	0.45
NFJ Mid-Cap Value Fund	0.55
NFJ Small-Cap Value Fund	0.60
During the period ended December 31, 2021, the AllianzGI Income & Growth Fund invested a portion of its assets in Virtus AllianzGI High Yield Bond Fund, an affiliated mutual fund. In order to avoid any duplication of advisory fees, the Adviser voluntarily waived its advisory fees in an amount equal to that which would otherwise be paid by the Fund on the assets invested in the Virtus AllianzGI High Yield Bond Fund. For the period ended December 31, 2021, the waiver amounted to $37. This waiver was in addition to the expense limitation and/or fee waiver covered elsewhere in these financial statements and is included in the Statements of Operations in “Less expenses reimbursed and/or waived by investment adviser and/or distributor.”

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021
B.	Subadvisers
The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. A list of the subadvisers and the Funds they serve as of the end of the period is as follows:

Fund	Subadviser
AllianzGI Emerging Markets Opportunities Fund	AllianzGI U.S.(1)
AllianzGI Focused Growth Fund	AllianzGI U.S.(1)
AllianzGI Global Small-Cap Fund	AllianzGI U.S.(1)
AllianzGI Health Sciences Fund	AllianzGI U.S.(1)
AllianzGI Income & Growth Fund	AllianzGI U.S.(1)
AllianzGI Mid-Cap Growth Fund	AllianzGI U.S.(1)
AllianzGI Small-Cap Fund	AllianzGI U.S.(1)
AllianzGI Technology Fund	AllianzGI U.S.(1)
NFJ Dividend Value Fund	NFJ (2)
NFJ International Value Fund	NFJ (2)
NFJ Large-Cap Value Fund	NFJ (2)
NFJ Mid-Cap Value Fund	NFJ (2)
NFJ Small-Cap Value Fund	NFJ (2)
(1)	Allianz Global Investors U.S. LLC (“AllianzGI U.S.”).
(2)	NFJ Investment Group, LLC (“NFJ”), which is an indirect, wholly-owned subsidiary of Virtus.
C.	Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through February 1, 2023. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

Fund	Class A	Class C	Class P	Institutional Class	Class R6	Administrative Class
AllianzGI Emerging Markets Opportunities Fund	1.29%	2.04%	1.04%	0.94%	0.89%	N/A %
AllianzGI Focused Growth Fund	1.00 (1)	1.77 (1)	0.77 (1)	0.67	0.62	0.92
AllianzGI Global Small-Cap Fund	1.63 (1)	2.38 (1)	1.38 (1)	1.28 (1)	N/A	N/A
AllianzGI Health Sciences Fund	1.47 (1)	2.22 (1)	1.22 (1)	1.12	N/A	N/A
AllianzGI Income & Growth Fund	1.28 (1)	2.03 (1)	1.03 (1)	0.93 (1)	N/A	N/A
AllianzGI Mid-Cap Growth Fund	1.14 (1)	1.89 (1)	0.89 (1)	0.79 (1)	N/A	1.04
AllianzGI Small-Cap Fund	1.17	1.92	0.92	0.82	0.77	N/A
AllianzGI Technology Fund	1.57 (1)	2.32 (1)	1.32 (1)	1.22 (1)	N/A	1.47
NFJ Dividend Value Fund	1.05 (1)	1.80 (1)	0.80 (1)	0.70	0.65 (1)	0.95 (1)
NFJ International Value Fund	1.30	2.05 (1)	1.05 (1)	0.95 (1)	0.90 (1)	1.20
NFJ Large-Cap Value Fund	1.12 (1)	1.87 (1)	0.87 (1)	0.77 (1)	0.65 (1), (2)	1.02 (1)
NFJ Mid-Cap Value Fund	1.00	1.75	0.75	0.65	0.60	0.90
NFJ Small-Cap Value Fund	1.17	1.92	0.92 (1)	0.82	0.77	1.07
(1)	Each share class is currently below its expense cap.
(2)	Effective October 28, 2021. For the period July 1, 2021 through October 27, 2021, the expense cap was as follows for Class R6 shares: 0.72%.
The exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the period ending December 31:

	Expiration
Fund	2024	2025	Total
AllianzGI Emerging Markets Opportunities Fund
Class A	$ 32	$ 30	$ 62
Class C	1	1	2
Class P	7	6	13
Institutional Class	235	281	516
Class R6	31	34	65
AllianzGI Focused Growth Fund
Institutional Class	20	21	41
Class R6	3	10	13
Administrative Class	1	1	2
AllianzGI Global Small-Cap Fund
Institutional Class	5	2	7
AllianzGI Health Sciences Fund
Institutional Class	2	1	3
AllianzGI Income & Growth Fund
Institutional Class	— (1)	—	—
AllianzGI Small-Cap Fund
Class A	7	3	10
Class C	1	1	2
Class P	9	9	18
Institutional Class	28	24	52
Class R6	4	4	8
AllianzGI Technology Fund
Administrative Class	—	57	57
NFJ Dividend Value Fund
Institutional Class	1	108	109
NFJ International Value Fund
Class A	—	22	22
Institutional Class	3	1	4
Class R6	— (1)	— (1)	—
Administrative Class	— (1)	1	1
NFJ Mid-Cap Value Fund
Class A	186	301	487
Class C	10	16	26
Class P	68	106	174
Institutional Class	298	369	667
Class R6	51	58	109
Administrative Class	26	24	50
NFJ Small-Cap Value Fund
Class A	—	46	46
Class C	—	— (1)	—
Institutional Class	16	18	34
Class R6	13	14	27
Administrative Class	70	47	117
(1)	Amount is less than $500.

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021
During the period ended December 31, 2021, the Adviser recaptured expenses previously waived for the following Funds:
Fund	Class A	Class C	Class P	Institutional Class	Administrative Class	Class R6	Total
AllianzGI Focused Growth Fund	$—	$—	$—	$—	$ 1	$ 1	$ 2
AllianzGI Global Small-Cap Fund	2	— (1)	—	6	—	—	8
AllianzGI Health Sciences Fund	— (1)	— (1)	—	1	—	—	1
AllianzGI Income & Growth Fund	—	—	—	— (1)	—	—	—
AllianzGI Small-Cap Fund	— (1)	— (1)	1	—	—	—	1
AllianzGI Technology Fund	—	—	—	—	1	—	1
NFJ Dividend Value Fund	1	—	—	8	— (1)	1	10
NFJ International Value Fund	2	— (1)	— (1)	2	— (1)	— (1)	4
NFJ Large-Cap Value Fund	—	—	—	8	— (1)	—	8
NFJ Small-Cap Value Fund	1	— (1)	— (1)	—	2	—	3
(1)	Amount is less than $500.
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months (the “period”) ended December 31, 2021, it retained net commissions of $715 for Class A shares and CDSC of $10 and $62 for Class A shares and Class C shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares and Administrative Class shares , and 1.00% for Class C shares. Class P shares, Institutional Class shares, and Class R6 shares, are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the period ended December 31, 2021, the Funds incurred administration fees totaling $7,294 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the period ended December 31, 2021, the Funds incurred transfer agent fees totaling $3,252 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.
During the period ended December 31, 2021, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
Outside of Rule 17a-7 transactions, other investments with affiliated issuers are separately reported in this footnote. An affiliated issuer includes any company in which the Fund held 5% or more of a company’s outstanding voting shares at any point during the period, as well as other circumstances where an investment adviser or subadviser to the Fund is deemed to exercise, directly or indirectly, a certain level of control over the company.

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021
A summary of the Funds’ total long-term and short-term purchases and sales of the respective shares of the affiliated investments during the period ended December 31, 2021, is as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities(1)	Value, end of period	Shares	Dividend income	Distributions of realized gains
AllianzGI Income & Growth Fund
Common Stocks—0.0%
CCF Holdings LLC, Class M(2)	$ 1,285	$ —	$ —	$ —	$ —	$ —	—	$ —	$—
CENVEO Corp.(2)	109	—	—	—	—	—	—	—	—
LiveStyle, Inc.(3),(4),(5)	—	—	—	—	—	— (6)	202,319	—	—
	$ 1,394	$ —	$ —	$ —	$ —	$ —		$ —	$—
Preferred Stocks—0.1%
LiveStyle, Inc.(3),(4),(5)	17,135	—	(11,499)	225	(225)	5,636	56,362	—	—
SFX ENTERTAINMENT INC Series B(3)	—	—	—	—	—	—	8 (7)	—	—
	$17,135	$ —	$(11,499)	$225	$(225)	$ 5,636		$ —	$—
Affiliated Mutual Fund—0.1%
Virtus AllianzGI High Yield Bond Fund(8),(9)	$10,914	$278	$ —	$ —	$(129)	$11,063	1,307,728	$278	$—
Leveraged Loans—0.0%
Music Technology Holdings LLC(10)	$11,673	$ —	$(11,673)	$ —	$ —	$ —	—	$ —	$—
Total	$41,116	$278	$(23,172)	$225	$(354)	$16,699		$278	$—

(1)	Does not tie to Net change in unrealized appreciation (depreciation) on Investment in affiliates on the Statements of Operations as a result of previously affiliated securities moving to unaffiliated.
(2)	Issuer is not an affiliated investment of the Fund at December 31, 2021.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Non-income producing.
(5)	All or a portion of the security is restricted.
(6)	Amount is less than $500.
(7)	Value shown as par value.
(8)	Includes reinvested dividends from income and capital gain distributions.
(9)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(10)	Security was not an investment of the Fund at December 31, 2021.
H.	Trustee Compensation
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at December 31, 2021.
In calendar year 2018 and certain other periods prior to January 1, 2020, the Funds maintained a different deferred compensation plan pursuant to which each Trustee who was not affiliated with AllianzGI U.S. had the opportunity to elect not to receive all or a portion of his or her fees from the respective Fund on a current basis, but instead to receive in a subsequent period chosen by the Trustee an amount equal to the value of such compensation if such compensation had been invested in one or more series of Virtus Investment Trust (then known as Allianz Funds) and Virtus Strategy Trust (then known as Allianz Funds Multi-Strategy Trust) selected by the such Trustee from and after the normal payment dates for such compensation. The deferred compensation program was closed to new deferrals effective January 1, 2020, and all Trustee fees earned with respect to service in calendar year 2020 were paid in cash, on a current basis. The Trustees do not currently receive any pension or retirement benefits from the Funds.

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021
In addition to the Trustee fees deferred in the current period, the Funds still have obligations with respect to Trustee fees deferred in 2018 and in other periods prior to January 1, 2020, and will continue to have such obligations until all deferred Trustee fees are paid out pursuant to the terms of the applicable deferred compensation plan.
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. Government and agency securities, forward currency contracts, written options, and short-term securities) during the period ended December 31, 2021, were as follows:
	Purchases	Sales
AllianzGI Emerging Markets Opportunities Fund	$ 167,758	$ 128,578
AllianzGI Focused Growth Fund	157,952	258,020
AllianzGI Global Small-Cap Fund	43,308	52,413
AllianzGI Health Sciences Fund	104,219	111,725
AllianzGI Income & Growth Fund	2,351,045	2,144,396
AllianzGI Mid-Cap Growth Fund	128,266	153,801
AllianzGI Small-Cap Fund	58,114	46,553
AllianzGI Technology Fund	1,256,921	1,600,026
NFJ Dividend Value Fund	255,676	336,214
NFJ International Value Fund	42,863	45,713
NFJ Large-Cap Value Fund	47,567	74,608
NFJ Mid-Cap Value Fund	411,056	548,784
NFJ Small-Cap Value Fund	123,784	198,354
There were no purchases or sales of long-term U.S. Government and agency securities during the period ended December 31, 2021.
Note 6. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	AllianzGI Emerging Markets Opportunities Fund				AllianzGI Focused Growth Fund
	Six Months Ended December 31, 2021 (Unaudited)		Year Ended June 30, 2021		Six Months Ended December 31, 2021 (Unaudited)		Year Ended June 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	47	$ 1,674	141	$ 4,828	336	$ 26,117	992	$ 70,415
Reinvestment of distributions	11	373	9	312	1,892	131,234	821	56,994
Shares repurchased	(86)	(3,007)	(510)	(16,950)	(932)	(74,560)	(1,532)	(107,824)
Net Increase / (Decrease)	(28)	$ (960)	(360)	$ (11,810)	1,296	$ 82,791	281	$ 19,585
Class C
Shares sold	1	$ 26	5	$ 188	46	$ 1,900	131	$ 5,206
Reinvestment of distributions	—	—	— (1)	1	393	12,557	185	7,088
Shares repurchased	(14)	(512)	(38)	(1,295)	(270)	(11,507)	(528)	(20,941)
Net Increase / (Decrease)	(13)	$ (486)	(33)	$ (1,106)	169	$ 2,950	(212)	$ (8,647)
Class R*
Shares sold	—	$ —	—	$ —	—	$ —	92	$ 4,398
Reinvestment of distributions	—	—	—	—	—	—	56	2,575
Shares repurchased	—	—	—	—	—	—	(654)	(31,739)
Net Increase / (Decrease)	—	$ —	—	$ —	—	$ —	(506)	$ (24,766)
Class P
Shares sold	98	$ 3,343	84	$ 2,891	313	$ 17,026	302	$ 14,932
Reinvestment of distributions	5	161	7	213	430	18,881	199	9,540
Shares repurchased	(38)	(1,254)	(381)	(13,423)	(555)	(31,535)	(604)	(29,940)
Net Increase / (Decrease)	65	$ 2,250	(290)	$ (10,319)	188	$ 4,372	(103)	$ (5,468)

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021
	AllianzGI Emerging Markets Opportunities Fund				AllianzGI Focused Growth Fund
	Six Months Ended December 31, 2021 (Unaudited)		Year Ended June 30, 2021		Six Months Ended December 31, 2021 (Unaudited)		Year Ended June 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Institutional Class
Shares sold	1,294	$ 46,046	1,662	$ 58,167	517	$ 38,456	580	$ 37,222
Reinvestment of distributions	102	3,324	73	2,426	585	35,935	225	14,072
Shares repurchased	(483)	(16,963)	(3,449)	(113,484)	(524)	(38,169)	(1,005)	(63,534)
Net Increase / (Decrease)	913	$ 32,407	(1,714)	$ (52,891)	578	$ 36,222	(200)	$ (12,240)
Class R6
Shares sold	389	$ 13,914	290	$ 10,104	205	$ 15,419	590	$ 38,207
Reinvestment of distributions	22	727	11	371	593	36,560	250	15,711
Shares repurchased	(135)	(4,753)	(239)	(7,844)	(296)	(22,191)	(647)	(40,929)
Net Increase / (Decrease)	276	$ 9,888	62	$ 2,631	502	$ 29,788	193	$ 12,989
Administrative Class
Shares sold	—	$ —	—	$ —	26	$ 1,752	12	$ 728
Reinvestment of distributions	—	—	—	—	30	1,642	10	563
Shares repurchased	—	—	—	—	(7)	(511)	(13)	(738)
Net Increase / (Decrease)	—	$ —	—	$ —	49	$ 2,883	9	$ 553

	AllianzGI Global Small-Cap Fund				AllianzGI Health Sciences Fund
	Six Months Ended December 31, 2021 (Unaudited)		Year Ended June 30, 2021		Six Months Ended December 31, 2021 (Unaudited)		Year Ended June 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	26	$ 1,193	70	$ 3,342	73	$ 2,705	125	$ 4,406
Reinvestment of distributions	315	11,665	41	1,912	935	31,093	588	19,561
Shares repurchased	(118)	(5,685)	(145)	(6,464)	(316)	(11,786)	(597)	(21,195)
Net Increase / (Decrease)	223	$ 7,173	(34)	$ (1,210)	692	$ 22,012	116	$ 2,772
Class C
Shares sold	3	$ 94	5	$ 181	24	$ 577	12	$ 318
Reinvestment of distributions	31	847	5	206	47	981	29	673
Shares repurchased	(20)	(803)	(70)	(2,511)	(21)	(561)	(66)	(1,688)
Net Increase / (Decrease)	14	$ 138	(60)	$ (2,124)	50	$ 997	(25)	$ (697)
Class P
Shares sold	1	$ 49	7	$ 346	45	$ 1,567	23	$ 843
Reinvestment of distributions	16	682	3	158	5	179	1	18
Shares repurchased	(11)	(629)	(62)	(3,246)	(3)	(97)	(1)	(24)
Net Increase / (Decrease)	6	$ 102	(52)	$ (2,742)	47	$ 1,649	23	$ 837
Institutional Class
Shares sold	30	$ 1,741	146	$ 8,093	150	$ 6,018	275	$ 9,933
Reinvestment of distributions	206	8,802	26	1,361	124	4,230	54	1,822
Shares repurchased	(85)	(4,782)	(234)	(11,605)	(161)	(6,192)	(107)	(3,754)
Net Increase / (Decrease)	151	$ 5,761	(62)	$ (2,151)	113	$ 4,056	222	$ 8,001

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021
	AllianzGI Income & Growth Fund				AllianzGI Mid-Cap Growth Fund
	Six Months Ended December 31, 2021 (Unaudited)		Year Ended June 30, 2021		Six Months Ended December 31, 2021 (Unaudited)		Year Ended June 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	18,625	$ 248,032	52,581	$ 651,658	4,176	$ 21,848	3,609	$ 19,402
Reinvestment of distributions	5,551	73,664	10,600	131,473	20,186	87,202	5,664	30,077
Shares repurchased	(13,552)	(180,202)	(31,720)	(394,769)	(5,759)	(31,566)	(7,121)	(37,859)
Net Increase / (Decrease)	10,624	$ 141,494	31,461	$ 388,362	18,603	$ 77,484	2,152	$ 11,620
Class C
Shares sold	12,180	$ 145,585	29,084	$ 327,256	137	$ 506	313	$ 1,269
Reinvestment of distributions	3,784	45,109	7,898	88,409	1,506	4,248	537	2,144
Shares repurchased	(12,167)	(145,404)	(36,973)	(411,193)	(924)	(4,001)	(2,037)	(8,087)
Net Increase / (Decrease)	3,797	$ 45,290	9	$ 4,472	719	$ 753	(1,187)	$ (4,674)
Class R*
Shares sold	—	$ —	78	$ 981	—	$ —	208	$ 1,084
Reinvestment of distributions	—	—	26	323	—	—	48	248
Shares repurchased	—	—	(658)	(8,159)	—	—	(662)	(3,496)
Net Increase / (Decrease)	—	$ —	(554)	$ (6,855)	—	$ —	(406)	$ (2,164)
Class P
Shares sold	17,467	$ 239,843	44,220	$ 565,375	311	$ 2,192	2,026	$ 12,909
Reinvestment of distributions	3,240	44,325	6,493	82,954	706	3,866	270	1,708
Shares repurchased	(29,903)	(416,065)	(29,265)	(375,726)	(2,120)	(16,282)	(706)	(4,569)
Net Increase / (Decrease)	(9,196)	$ (131,897)	21,448	$ 272,603	(1,103)	$ (10,224)	1,590	$ 10,048
Institutional Class
Shares sold	32,527	$ 457,375	39,501	$ 514,900	2,456	$ 18,994	2,373	$ 15,261
Reinvestment of distributions	3,306	45,807	5,516	71,390	3,075	17,065	735	4,701
Shares repurchased	(8,675)	(120,334)	(20,425)	(262,878)	(717)	(4,907)	(4,992)	(29,938)
Net Increase / (Decrease)	27,158	$ 382,848	24,592	$ 323,412	4,814	$ 31,152	(1,884)	$ (9,976)
Administrative Class
Shares sold	—	$ —	—	$ —	7	$ 48	78	$ 449
Reinvestment of distributions	—	—	—	—	138	664	39	218
Shares repurchased	—	—	—	—	(38)	(257)	(47)	(263)
Net Increase / (Decrease)	—	$ —	—	$ —	107	$ 455	70	$ 404

	AllianzGI Small-Cap Fund				AllianzGI Technology Fund
	Six Months Ended December 31, 2021 (Unaudited)		Year Ended June 30, 2021		Six Months Ended December 31, 2021 (Unaudited)		Year Ended June 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	133	$ 3,502	317	$ 7,125	407	$ 29,521	980	$ 76,399
Reinvestment of distributions	420	9,935	3	72	3,585	212,887	1,729	131,427
Shares repurchased	(214)	(5,711)	(441)	(9,853)	(909)	(68,638)	(2,521)	(201,536)
Net Increase / (Decrease)	339	$ 7,726	(121)	$ (2,656)	3,083	$ 173,770	188	$ 6,290
Class C
Shares sold	13	$ 338	14	$ 319	47	$ 1,608	154	$ 7,156
Reinvestment of distributions	29	633	—	—	1,073	24,592	385	16,516
Shares repurchased	(22)	(543)	(79)	(1,868)	(241)	(8,407)	(521)	(23,576)
Net Increase / (Decrease)	20	$ 428	(65)	$ (1,549)	879	$ 17,793	18	$ 96

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021
	AllianzGI Small-Cap Fund				AllianzGI Technology Fund
	Six Months Ended December 31, 2021 (Unaudited)		Year Ended June 30, 2021		Six Months Ended December 31, 2021 (Unaudited)		Year Ended June 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class P
Shares sold	742	$ 20,511	612	$ 14,632	93	$ 8,486	431	$ 40,162
Reinvestment of distributions	129	3,094	3	71	339	25,889	291	26,567
Shares repurchased	(872)	(25,439)	(516)	(11,756)	(905)	(93,796)	(688)	(63,835)
Net Increase / (Decrease)	(1)	$ (1,834)	99	$ 2,947	(473)	$ (59,421)	34	$ 2,894
Institutional Class
Shares sold	803	$ 23,622	560	$ 13,851	1,391	$ 146,879	3,356	$ 319,101
Reinvestment of distributions	285	6,896	5	131	3,770	299,998	2,055	193,751
Shares repurchased	(128)	(3,441)	(504)	(12,277)	(2,372)	(237,063)	(3,953)	(376,900)
Net Increase / (Decrease)	960	$ 27,077	61	$ 1,705	2,789	$ 209,814	1,458	$ 135,952
Class R6
Shares sold	33	$ 934	149	$ 3,489	—	$ —	—	$ —
Reinvestment of distributions	46	1,124	1	29	—	—	—	—
Shares repurchased	(20)	(543)	(352)	(7,439)	—	—	—	—
Net Increase / (Decrease)	59	$ 1,515	(202)	$ (3,921)	—	$ —	—	$ —
Administrative Class
Shares sold	—	$ —	—	$ —	7	$ 631	882	$ 80,084
Reinvestment of distributions	—	—	—	—	60	4,114	157	13,247
Shares repurchased	—	—	—	—	(806)	(73,777)	(237)	(20,498)
Net Increase / (Decrease)	—	$ —	—	$ —	(739)	$ (69,032)	802	$ 72,833

	NFJ Dividend Value Fund				NFJ International Value Fund
	Six Months Ended December 31, 2021 (Unaudited)		Year Ended June 30, 2021		Six Months Ended December 31, 2021 (Unaudited)		Year Ended June 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	1,792	$ 23,468	7,711	$ 92,329	151	$ 3,344	719	$ 15,274
Reinvestment of distributions	1,667	21,892	389	4,454	50	1,087	54	1,064
Shares repurchased	(3,153)	(41,698)	(9,011)	(100,397)	(382)	(8,429)	(855)	(17,467)
Net Increase / (Decrease)	306	$ 3,662	(911)	$ (3,614)	(181)	$ (3,998)	(82)	$ (1,129)
Class C
Shares sold	28	$ 378	68	$ 772	6	$ 130	16	$ 339
Reinvestment of distributions	63	853	9	104	2	39	4	70
Shares repurchased	(275)	(3,717)	(2,560)	(28,654)	(44)	(966)	(313)	(6,237)
Net Increase / (Decrease)	(184)	$ (2,486)	(2,483)	$ (27,778)	(36)	$ (797)	(293)	$ (5,828)
Class R*
Shares sold	—	$ —	398	$ 4,469	—	$ —	38	$ 782
Reinvestment of distributions	—	—	41	456	—	—	3	62
Shares repurchased	—	—	(5,836)	(71,103)	—	—	(301)	(6,574)
Net Increase / (Decrease)	—	$ —	(5,397)	$ (66,178)	—	$ —	(260)	$ (5,730)
Class P
Shares sold	458	$ 6,073	1,477	$ 16,700	34	$ 775	84	$ 1,742
Reinvestment of distributions	638	8,481	228	2,613	14	312	17	343
Shares repurchased	(3,017)	(40,286)	(7,972)	(88,545)	(136)	(3,009)	(295)	(6,003)
Net Increase / (Decrease)	(1,921)	$ (25,732)	(6,267)	$ (69,232)	(88)	$ (1,922)	(194)	$ (3,918)

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021
	NFJ Dividend Value Fund				NFJ International Value Fund
	Six Months Ended December 31, 2021 (Unaudited)		Year Ended June 30, 2021		Six Months Ended December 31, 2021 (Unaudited)		Year Ended June 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Institutional Class
Shares sold	834	$ 11,338	1,227	$ 14,268	149	$ 3,323	622	$ 13,323
Reinvestment of distributions	447	5,929	162	1,856	40	871	43	867
Shares repurchased	(2,632)	(34,929)	(3,892)	(43,637)	(138)	(3,065)	(764)	(15,604)
Net Increase / (Decrease)	(1,351)	$ (17,662)	(2,503)	$ (27,513)	51	$ 1,129	(99)	$ (1,414)
Class R6
Shares sold	495	$ 6,686	1,692	$ 18,962	21	$ 457	79	$ 1,747
Reinvestment of distributions	382	5,034	111	1,275	2	49	2	34
Shares repurchased	(586)	(7,752)	(1,577)	(17,917)	(15)	(330)	(34)	(708)
Net Increase / (Decrease)	291	$ 3,968	226	$ 2,320	8	$ 176	47	$ 1,073
Administrative Class
Shares sold	263	$ 3,578	898	$ 10,884	40	$ 890	525	$ 9,870
Reinvestment of distributions	145	1,961	33	386	1	28	5	92
Shares repurchased	(229)	(3,114)	(984)	(11,241)	(6)	(139)	(545)	(11,653)
Net Increase / (Decrease)	179	$ 2,425	(53)	$ 29	35	$ 779	(15)	$ (1,691)

	NFJ Large-Cap Value Fund				NFJ Mid-Cap Value Fund
	Six Months Ended December 31, 2021 (Unaudited)		Year Ended June 30, 2021		Six Months Ended December 31, 2021 (Unaudited)		Year Ended June 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	118	$ 4,044	290	$ 8,262	440	$ 15,371	1,296	$ 41,290
Reinvestment of distributions	286	9,638	39	1,133	1,757	58,654	157	4,787
Shares repurchased	(398)	(13,620)	(893)	(25,272)	(1,319)	(47,133)	(3,144)	(95,718)
Net Increase / (Decrease)	6	$ 62	(564)	$ (15,877)	878	$ 26,892	(1,691)	$ (49,641)
Class C
Shares sold	7	$ 236	7	$ 207	41	$ 1,193	116	$ 2,795
Reinvestment of distributions	6	190	—	4	188	4,923	5	131
Shares repurchased	(28)	(969)	(203)	(5,742)	(159)	(4,543)	(545)	(13,448)
Net Increase / (Decrease)	(15)	$ (543)	(196)	$ (5,531)	70	$ 1,573	(424)	$ (10,522)
Class R*
Shares sold	—	$ —	6	$ 154	—	$ —	139	$ 3,561
Reinvestment of distributions	—	—	— (1)	5	—	—	7	187
Shares repurchased	—	—	(54)	(1,726)	—	—	(897)	(25,656)
Net Increase / (Decrease)	—	$ —	(48)	$ (1,567)	—	$ —	(751)	$ (21,908)
Class P
Shares sold	32	$ 1,116	118	$ 3,342	690	$ 19,039	3,132	$ 74,161
Reinvestment of distributions	30	1,010	6	165	995	25,098	156	3,735
Shares repurchased	(116)	(4,136)	(136)	(3,898)	(3,127)	(86,864)	(5,143)	(124,407)
Net Increase / (Decrease)	(54)	$ (2,010)	(12)	$ (391)	(1,442)	$ (42,727)	(1,855)	$ (46,511)
Institutional Class
Shares sold	326	$ 11,207	1,936	$ 53,277	1,805	$ 70,423	3,867	$ 124,780
Reinvestment of distributions	213	7,140	48	1,395	1,315	47,629	166	5,470
Shares repurchased	(704)	(24,034)	(1,843)	(57,032)	(2,159)	(82,815)	(5,912)	(193,698)
Net Increase / (Decrease)	(165)	$ (5,687)	141	$ (2,360)	961	$ 35,237	(1,879)	$ (63,448)

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021
	NFJ Large-Cap Value Fund				NFJ Mid-Cap Value Fund
	Six Months Ended December 31, 2021 (Unaudited)		Year Ended June 30, 2021		Six Months Ended December 31, 2021 (Unaudited)		Year Ended June 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold	3	$ 100	—	$ —	190	$ 7,321	1,535	$ 50,969
Reinvestment of distributions	—	—	—	—	247	8,923	38	1,245
Shares repurchased	—	—	—	—	(341)	(13,300)	(1,718)	(58,443)
Net Increase / (Decrease)	3	$ 100	—	$ —	96	$ 2,944	(145)	$ (6,229)
Administrative Class
Shares sold	1	$ 18	8	$ 211	77	$ 2,869	811	$ 25,174
Reinvestment of distributions	1	30	— (1)	5	138	4,769	13	402
Shares repurchased	(1)	(48)	(40)	(1,043)	(321)	(11,761)	(744)	(23,198)
Net Increase / (Decrease)	1	$ —	(32)	$ (827)	(106)	$ (4,123)	80	$ 2,378

	NFJ Small-Cap Value Fund
	Six Months Ended December 31, 2021 (Unaudited)		Year Ended June 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	532	$ 8,317	2,240	$ 32,510
Reinvestment of distributions	1,563	23,166	428	5,780
Shares repurchased	(2,869)	(45,046)	(6,123)	(82,428)
Net Increase / (Decrease)	(774)	$ (13,563)	(3,455)	$ (44,138)
Class C
Shares sold	4	$ 61	10	$ 118
Reinvestment of distributions	11	139	2	25
Shares repurchased	(9)	(121)	(62)	(757)
Net Increase / (Decrease)	6	$ 79	(50)	$ (614)
Class R*
Shares sold	—	$ —	121	$ 1,802
Reinvestment of distributions	—	—	14	212
Shares repurchased	—	—	(1,305)	(21,779)
Net Increase / (Decrease)	—	$ —	(1,170)	$ (19,765)
Class P
Shares sold	68	$ 1,249	243	$ 3,683
Reinvestment of distributions	62	1,102	25	389
Shares repurchased	(312)	(5,930)	(604)	(9,700)
Net Increase / (Decrease)	(182)	$ (3,579)	(336)	$ (5,628)
Institutional Class
Shares sold	262	$ 5,099	710	$ 11,615
Reinvestment of distributions	288	5,167	113	1,805
Shares repurchased	(1,368)	(25,444)	(3,349)	(53,593)
Net Increase / (Decrease)	(818)	$ (15,178)	(2,526)	$ (40,173)
Class R6
Shares sold	252	$ 4,760	1,159	$ 18,776
Reinvestment of distributions	304	5,378	99	1,576
Shares repurchased	(966)	(18,092)	(3,275)	(48,225)
Net Increase / (Decrease)	(410)	$ (7,954)	(2,017)	$ (27,873)

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021
	NFJ Small-Cap Value Fund
	Six Months Ended December 31, 2021 (Unaudited)		Year Ended June 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT
Administrative Class
Shares sold	82	$ 1,302	376	$ 5,178
Reinvestment of distributions	204	3,012	55	739
Shares repurchased	(241)	(3,786)	(1,133)	(15,592)
Net Increase / (Decrease)	45	$ 528	(702)	$ (9,675)
*	On May 21, 2021, all Class R shares were converted into Class A shares. These transactions are included as subscriptions of Class A shares and redemptions of Class R shares in the tables above.
(1)	Amount is less than 500 shares.
Note 7. 10% Shareholders
As of December 31, 2021, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts*
AllianzGI Emerging Markets Opportunities Fund	55%	2
AllianzGI Focused Growth Fund	10	1
AllianzGI Global Small-Cap Fund	34	2
AllianzGI Health Sciences Fund	41	2
AllianzGI Mid-Cap Growth Fund	12	1
AllianzGI Small-Cap Fund	11	1
AllianzGI Technology Fund	28	2
NFJ International Value Fund	13	1
NFJ Large-Cap Value Fund	18	1
NFJ Small-Cap Value Fund	18	1
*	The shareholders are not affiliated with Virtus.
Note 8. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
In July 2017, the head of the United Kingdom Financial Conduct Authority announced the intention to phase out the use of LIBOR by the end of 2021. However, after subsequent announcements by the FCA, the LIBOR administrator and other regulators, certain of the most widely used LIBORs are expected to continue until mid-2023. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The expected discontinuation of LIBOR could have a significant impact on the financial markets and may present a material risk for certain market participants, including the Funds. Abandonment of or modifications to LIBOR could lead to significant short- and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain the effects such changes will have on the Funds, issuers of instruments in which the Funds invest, and the financial markets generally.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
At December 31, 2021, the following Funds held securities issued by various companies in specific sectors as detailed below:

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021
Fund	Sector	Percentage of Total Investments
AllianzGI Health Sciences Fund	Pharmaceuticals	36%
AllianzGI Technology Fund	Software	29
AllianzGI Technology Fund	Semiconductors & Semiconductor Equipment	26
NFJ International Value Fund	Information Technology	25
NFJ Small-Cap Value Fund	Financials	30
Note 9.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 10. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. At December 31, 2021, the Funds did not hold any securities that were restricted.
Note 11. Redemption Facility
($ reported in thousands)
On June 14, 2021, the Funds and certain other affiliated funds entered into an $250,000 unsecured line of credit (“Credit Agreement”). This Credit Agreement, as amended, is with a commercial bank that allows the Funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable, of each Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days and has been renewed for a period up to March 10, 2022. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the period December 31, 2021, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the Credit Agreement. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
The following Funds had an outstanding loan during the period. The borrowings were valued at cost, which approximates fair value.
Fund	Interest Incurred on Borrowing	Average Dollar Amount of Borrowing	Weighted Average Interest Rate on Borrowing	Days Loan was Open
AllianzGI Focused Growth Fund	$2	$ 7,378	1.34%	9
AllianzGI Mid-Cap Growth Fund	3	7,544	1.35	9
AllianzGI Small-Cap Fund	2	13,600	1.34	4
NFJ Dividend Value Fund	1	3,214	1.35	7
NFJ Mid-Cap Value Fund	2	8,786	1.34	7
Note 12. Federal Income Tax Information
($ reported in thousands)
At December 31, 2021, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AllianzGI Emerging Markets Opportunities Fund	$ 241,556	$ 57,377	$ (12,583)	$ 44,794
AllianzGI Focused Growth Fund	703,274	768,388	(25,562)	742,826
AllianzGI Global Small-Cap Fund	69,231	22,479	(2,959)	19,520
AllianzGI Health Sciences Fund	173,965	34,327	(4,230)	30,097
AllianzGI Income & Growth Fund	7,000,526	698,890	(230,627)	468,263
AllianzGI Income & Growth Fund (Written Options)	(1,195)	442	—	442

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AllianzGI Mid-Cap Growth Fund	$ 346,889	$159,144	$ (22,213)	$136,931
AllianzGI Small-Cap Fund	141,919	47,082	(4,069)	43,013
AllianzGI Technology Fund (Including Purchased Options)	1,661,570	742,753	(32,222)	710,531
AllianzGI Technology Fund (Written Options)	(13,594)	8,624	—	8,624
NFJ Dividend Value Fund	670,518	242,905	(3,596)	239,309
NFJ International Value Fund	128,754	23,471	(6,981)	16,490
NFJ Large-Cap Value Fund	255,669	90,836	(3,000)	87,836
NFJ Mid-Cap Value Fund	1,140,866	324,071	(16,985)	307,086
NFJ Small-Cap Value Fund	415,474	126,115	(4,800)	121,315
Certain Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the fiscal year ended June 30, 2021, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
AllianzGI Emerging Markets Opportunities Fund	$ 8,616	$ —
NFJ International Value Fund	249,610	189,222
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or the subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 14. Recent Accounting Pronouncement
In March 2020, the FASB issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
Note 15. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

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VIRTUS INVESTMENT TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Donald C. Burke
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Geraldine M. McNamara
R. Keith Walton
Brian T. Zino
Advisory Board Member
William R. Moyer
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Kevin J. Carr, Senior Vice President and Assistant Secretary
Nancy J. Engberg, Senior Vice President and Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874
Providence, RI 02940-8074
For more information about Virtus Mutual Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8033	2-22

(b)	Not applicable.

Item 2.	Code of Ethics.

Response not required for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Response not required for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Response not required for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Response not required for semi-annual report.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Investment Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 3/7/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 3/7/22

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President,
Chief Financial Officer and Treasurer
(principal financial officer)

Date 3/7/22

*	Print the name and title of each signing officer under his or her signature.